As filed with the Securities and Exchange Commission on February 12, 2001
                                       Registration Nos. 33-23512, 811-5629

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

       Registration Statement under the Securities Act of 1933            [X]
                           Pre-Effective Amendment No.                    [ ]
                         Post-Effective Amendment No. 45                  [X]
                                     and/or

       Registration Statement under the Investment Company Act of 1940    [X]
                                Amendment No. 45
                        (Check appropriate box or boxes)

                                  THE GCG TRUST
                  (Exact Name of Registrant as Specified in Charter)
                               1475 Dunwoody Drive
                              West Chester, PA 19380
                      (Address of Principal Executive Offices)
                                  610-425-3400
                (Registrant's Telephone Number, including Area Code)

                               Carolyn Mead, Esq.
                       Golden American Life Insurance Company
                               1475 Dunwoody Drive
                              West Chester, PA 19380
                      (Name and Address of Agent for Service)
                                      ----------

                Approximate Date of Proposed Public Offering
  As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ] immediately upon filing pursuant to paragraph (b)
          [ ] on __________ pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a)(1)
          [ ] on __________ pursuant to paragraph (a)(1)
          [X] 75 days after filing pursuant to paragraph (a)(2)
          [ ] on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                ----------

                           PART A

                      EXPLANATORY NOTE

This filing is the annual update of The GCG Trust registration statement on Form N-1A. This prospectus and Statement of Additional Information for the GCG Trust combine the prospectuses describing the 25, 4 and 1 portfolios which were last updated by Amendment Nos. 42, 43 and 44 to the Trust's Registration Statement filed on February 29, 2000, July 14, 2000, and December 1, 2000, respectively.

                                  PROSPECTUS #1
                                  THE GCG TRUST

 GCGTrust-Feb-2001-08.qxd

THE  GCG  TRUST

PROSPECTUS
MAY 1, 2001


                             MONEY MARKET FUND
                                 Liquid Asset Series

                             BOND FUNDS
                                 Limited Maturity Bond Series
                                 Core Bond Series

                             BALANCED FUNDS
                                 Fully Managed Series
                                 Total Return Series
                                 Asset Allocation Growth Series

                             STOCK FUNDS
                               DOMESTIC
                                 Equity Income Series
                                 Investors Series
                                 Value Equity Series
                                 Rising Dividends Series
                                 Diversified Mid-Cap Series
                                 Managed Global Series
                                 Large Cap Value Series
                                 All Cap Series
                                 Research Series
                                 Capital Appreciation Series
                                 Growth and Income Series
                                 Capital Growth Series
                                 Strategic Equity Series
                                 Special Situations Series
                                 Mid-Cap Growth Series
                                 Small Cap Series
                                 Growth Series
                                 Real Estate Series
                                 Hard Assets Series
                                 Internet Tollkeeper/SM/ Series

                               INTERNATIONAL/GLOBAL
                                 International Equity Series
                                 Developing World Series
                                 Emerging Markets Series


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

-------------------------------------------------------------------------------
                           TABLE OF CONTENTS
-------------------------------------------------------------------------------

    IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, WE REFER TO THE GCG TRUST AS "THE GCG TRUST," AND TO A SERIES OF THE GCG TRUST INDIVIDUALLY AS A "PORTFOLIO" AND COLLECTIVELY AS THE "PORTFOLIOS."

                                        PAGE                                             PAGE
INTRODUCTION                                         FINANCIAL HIGHLIGHTS
 Investing through your Variable                     Liquid Asset
   Contract                                          Limited Maturity Bond
 Why Reading this Prospectus is                      Core Bond
   Important                                           (formerly Global Fixed Income)
 Types of Funds                                      Fully Managed
 General Risk Factors                                Total Return
PORTFOLIOS AT A GLANCE                               Asset Allocation Growth
DESCRIPTION OF THE PORTFOLIOS                        Equity Income
 Liquid Asset                                        Value Equity
 Limited Maturity Bond                               Rising Dividends
 Core Bond                                           Diversified Mid-Cap
   (formerly Global Fixed Income)                    Managed Global
 Fully Managed                                       Large Cap Value
 Total Return                                        All Cap
 Asset Allocation Growth                             Research
 Equity Income                                       Capital Appreciation
 Investors                                           Growth and Income
 Value Equity                                        Capital Growth
 Rising Dividends                                    Strategic Equity
 Diversified Mid-Cap                                 Special Situations
 Managed Global                                      Mid-Cap Growth
 Large Cap Value                                     Small Cap
 All Cap                                             Growth
 Research                                            Real Estate
 Capital Appreciation                                Hard Assets
 Growth and Income                                   Developing World
 Capital Growth                                      Emerging Markets
 Strategic Equity                                   OVERALL MANAGEMENT OF THE TRUST
 Special Situations                                  The Adviser
 Mid-Cap Growth                                      Advisory Fee
 Small Cap                                          SHARE PRICE
 Growth                                             TAXES AND DISTRIBUTIONS
 Real Estate                                        TO OBTAIN MORE INFORMATION          Back
 Hard Assets                                        THE GCG TRUST TRUSTEES              Back
 Internet Tollkeeper/SM/
 International Equity
 Developing World
 Emerging Markets Series
MORE INFORMATION
 A Word about Portfolio Diversity
 Additional Information about the
   Portfolios
 Non-Principal Investments and
   Strategies
 Temporary Defensive Positions
 Portfolio Turnover
 Legal Counsel
 Independent Auditors



AN INVESTMENT IN ANY PORTFOLIO OF THE GCG TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION OR ANY OTHER AGENCY.

-------------------------------------------------------------------------------
                            INTRODUCTION
-------------------------------------------------------------------------------


INVESTING THROUGH YOUR VARIABLE        MONEY MARKET FUNDS. Money market
CONTRACT                                  instruments (also known as cash
Shares of the portfolios of the GCG       investments) are debt securities
Trust currently are sold to               issued by governments,
segregated asset accounts                 corporations, banks or other
("Separate Accounts") of insurance        financial institutions.
companies as funding choices for       BOND FUNDS. Bonds are debt
variable annuity contracts and            securities representing loans
variable life insurance policies          from investors.  A bond fund's
("Variable Contracts").  Assets in        share price - and therefore the
the Separate Account are invested         value of your investment - can
in shares of the portfolios based         rise or fall in value because of
on your allocation instructions.          changing interest rates or other
Not all portfolios described in           factors.
this prospectus may be available        BALANCED FUNDS. A balanced fund
under your Variable Contract. You         holds a mix of stocks, bonds,
do not deal directly with the             and sometimes cash investments.
portfolios to purchase or redeem          A balanced fund offers the
shares.  The accompanying Separate        convenience of investing in both
Account prospectus describes your         stocks and bonds through a
rights as a Variable Contract             single fund.
owner.
                                          STOCK FUNDS. Stocks - which
                                          represent shares of ownership in
WHY READING THIS PROSPECTUS IS            a company - generally offer the
IMPORTANT                                 greatest potential for long-term
This prospectus explains the              growth of principal.  Many
investment objective, risks and           stocks also provide regular
strategy of each of the portfolios        dividends, which are generated
of the GCG Trust.  Reading the            by corporate profits.  While
prospectus will help you to decide        stocks have historically
whether a portfolio is the right          provided the highest long-term
investment for you.  We suggest           returns, they have also
that you keep this prospectus and         exhibited the greatest short-
the prospectus for the Separate           term price fluctuations - so a
Account for future reference.             stock fund has a higher risk of
                                          losing value over the short
TYPES OF FUNDS                            term.
The portfolios are generally
classified among three major asset
classes: stock, bond and money
market.



  MONEY MARKET               BOND                     STOCK
    FUNDS                    FUNDS                    FUNDS

  |----------------------------------------------------------|
  | LOWER     <---------- RISK/RETURN ---------->     HIGHER |
  |----------------------------------------------------------|




                                  2

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

-------------------------------------------------------------------------------
                        INTRODUCTION (CONTINUED)
-------------------------------------------------------------------------------

GENERAL RISK FACTORS                    o INTEREST RATE RISK.  The prices
Investing in the portfolios, as           of debt securities generally
with an investment in any security,       tend to move in the opposite
involves risk factors and special         direction to interest rates.
considerations.  A portfolio's risk       When interest rates are rising,
is defined primarily by its               the prices of debt securities
principal investment strategies.          tend to fall.  When interest
An investment in a portfolio is not       rates are falling, the prices of
insured against loss of principal.        debt securities tend to rise.
As with any mutual fund, there can        Generally, the longer the time
be no assurance that a portfolio          until maturity, the more
will achieve its investment               sensitive the price of a debt
objective.  Investing in shares of        security is to interest rate
a portfolio should not be                 changes.
considered a complete investment
program.  The share value of each       o CREDIT RISK. A bond issuer
portfolio (except for the Liquid          (debtor) may fail to repay
Asset Portfolio) will rise and            interest and principal in a
fall.  Although the Liquid Asset          timely manner.  The price of a
Portfolio seeks to preserve the           security a portfolio holds may
value of your investment at $1.00         fall due to changing economic,
per share, it is still possible to        political or market conditions
lose money.                               or disappointing earnings
                                          results.
It is important to keep in mind one
of the main axioms of investing:        o CALL RISK. During periods of
The higher the risk of losing             falling interest rates, a bond
money, the higher the potential           issuer may "call," or repay, its
reward.  The lower the risk, the          high yielding bond before the
lower the potential reward.  As you       bond's maturity date.  Forced to
consider an investment in a               invest the unanticipated
portfolio, you should take into           proceeds at lower interest
account your personal tolerance for       rates, a portfolio would
investment risk.                          experience a decline in income.

OVERALL RISK:                           o MATURITY RISK. Interest rate
 o MANAGER RISK.  A portfolio             risk will affect the price of a
   manager of a portfolio may do a        fixed income security more if
   mediocre or poor job in                the security has a longer
   selecting securities.                  maturity because changes in
                                          interest rates are increasingly
RISK RELATED TO STOCK INVESTING:          difficult to predict over longer
 o MARKET AND COMPANY RISK.  The          periods of time.  Fixed income
   price of a security held by a          securities with longer
   portfolio may fall due to              maturities will therefore be
   changing economic, political or        more volatile than other fixed
   market conditions or                   income securities with shorter
   disappointing earnings results.        maturities.  Conversely, fixed
   Stock prices in general may            income securities with shorter
   decline over short or even             maturities will be less volatile
   extended periods.  The stock           but generally provide lower
   market tends to be cyclical,           returns than fixed income
   with periods when stock prices         securities with longer
   generally rise and periods when        maturities.  The average
   stock prices generally decline.        maturity of a portfolio's fixed
   Further, even though the stock         income investments will affect
   market is cyclical in nature,          the volatility of the
   returns from a particular stock        portfolio's share price.
   market segment in which a
   portfolio invests may still            Because of these and other risks
   trail returns from the overall         that may be particular to a
   stock market.                          portfolio, your investment could
                                          lose or not make any money.
RISKS RELATED TO BOND INVESTING:
 o INCOME RISK.  A portfolio's
   income may fall due to falling
   interest rates.  Income risk is
   generally the greatest for short-
   term bonds, and the least for
   long-term bonds.  Changes in
   interest rates will affect bond
   prices as well as bond income.

                                        3
--------------------------------------------------------------------------------
  PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

  The following table is a summary of the objectives, main investment strategies and risks of each portfolio. It is designed to help you understand the differences between the portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objectives, strategies and risks, which begin on page 14.


  INVESTMENT PORTFOLIOS
  AND PORTFOLIO MANAGERS                                  INVESTMENT OBJECTIVE
  ----------------------------------------------------------------------------------------------------------------------
  LIQUID ASSET                                            Seeks high level of current income consistent with the
   Portfolio Manager:                                     preservation of capital and liquidity.
   ING Investment Management LLC
  ----------------------------------------------------------------------------------------------------------------------
  LIMITED MATURITY BOND                                   Seeks highest current income consistent with low risk to
   Portfolio Manager:                                     principal and liquidity.  As a secondary objective, seeks to
   ING Investment Management LLC                          enhance total return through capital appreciation when
                                                          market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.
  ----------------------------------------------------------------------------------------------------------------------
  CORE BOND                                               Seeks maximum total return, consistent with preservation
   Portfolio Manager:                                     of capital and prudent investment management.
   Pacific Investment Management Company LLC
      ("PIMCO")
  ----------------------------------------------------------------------------------------------------------------------
  FULLY MANAGED                                           Seeks, over the long-term, a high total investment return
   Portfolio Manager:                                     consistent with the preservation of capital and with prudent
   T. Rowe Price Associates, Inc.                         investment risk.
  ----------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN                                            Seeks above-average income (compared to a portfolio
   Portfolio Manager:                                     entirely invested in equity securities) consistent with the
   Massachusetts Financial Services Company               prudent employment of capital.  A secondary objective is
                                                          the reasonable opportunity for growth of capital and income.
  ----------------------------------------------------------------------------------------------------------------------
  ASSET ALLOCATION GROWTH                                 Seeks to maximize total return over the long term by
   Portfolio Manager:                                     allocating assets among stocks, bonds, short-term Fidelity
   Management & Research Company                          instruments and other investments.
  ----------------------------------------------------------------------------------------------------------------------


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

      PRINCIPLE INVESTMENT STRATEGY                                    INVESTMENT RISKS
  ----------------------------------------------------------------------------------------------------------------------
      Invests primarily in obligations of the U.S.                     o Manager Risk                 o Income Risk
      government and its agencies and instrumentalities,               o Interest Rate Risk           o Credit Risk
      bank obligations, commercial paper and short-term
      corporate debt securities that mature in less than one
      year.  The Portfolio seeks to maintain a stable $1
      share price.
  ----------------------------------------------------------------------------------------------------------------------
      Invests primarily in diversified portfolio of limited            o Manager Risk                 o Income Risk
      maturity debt securities with average maturity dates             o Market and Company Risk      o Interest Rate Risk
      of five years or less and in no cases more than seven            o Issuer Risk                  o Credit Risk
      years.                                                           o Call Risk
  ----------------------------------------------------------------------------------------------------------------------
      Invests under normal circumstances at least 65% of its           o Manager Risk                 o Derivative Risk
      assets in a diversified portfolio of fixed income                o Market and Company Risk      o Liquidity Risk
      instruments of varying maturities.  The average                  o Interest Rate Risk           o Mortgage Risk
      portfolio duration of the Portfolio normally varies              o Issuer Risk                  o Leveraging Risk
      within a three-to six-year time frame.                           o Credit Risk                  o Currency Risk
                                                                       o Foreign Investment Risk
  ----------------------------------------------------------------------------------------------------------------------
      Pursues an active asset allocation strategy whereby              o Manager Risk                 o Interest Rate Risk
      investments are allocated among three asset classes              o Market and Company Risk      o Call Risk
      -equity securities, debt securities, and money market            o Credit Risk                  o Value Investing Risk
      instruments. Invests primarily in common stocks of               o Income Risk
      established companies that are believed to have
      above-average potential for capital growth.
  ----------------------------------------------------------------------------------------------------------------------
      Invests primarily in a combination of equity and fixed           o Manager Risk                 o Income Risk
      income securities.                                               o Market and Company Risk      o Interest Rate Risk
                                                                       o Credit Risk                  o Call Risk
                                                                       o Allocation Risk              o Emerging Market Risk
                                                                       o Convertible Securities Risk
                                                                       o High-Yield Bond Risk
                                                                       o Undervalued Securities Risk
                                                                       o Foreign Investment Risk
  ----------------------------------------------------------------------------------------------------------------------
      Allocates assets among the following classes or types            o Manager Risk                 o Income Risk
      of investments: stocks, including equity securities of           o Market and Company Risk      o Interest Rate Risk
      all types; bonds, including all varieties of                     o Credit Risk                  o Call Risk
      fixed-income securities and lower-quality debt                   o Maturity Risk
      securities, maturing in more than one year; and                  o Foreign Investment Risk
      short-term/ money market instruments, including all              o Derivative Risk
      types if short-term and money market instruments.
  ----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  PORTFOLIOS AT A GLANCE (CONTINUED)
--------------------------------------------------------------------------------



  INVESTMENT PORTFOLIOS
  AND PORTFOLIO MANAGERS                                  INVESTMENT OBJECTIVE
  ----------------------------------------------------------------------------------------------------------------------
  EQUITY INCOME                                           Seeks substantial dividend income as well as long-term
   Portfolio Manager:                                     growth of capital.
   T. Rowe Price Associates, Inc.
  ----------------------------------------------------------------------------------------------------------------------
  INVESTORS                                               Seeks long-term growth of capital.  Current income is a
   Portfolio Manager:                                     secondary objective.
   Salomon Brothers Asset Management Inc
  ----------------------------------------------------------------------------------------------------------------------
  VALUE EQUITY                                            Seeks capital appreciation.  Dividend income is a secondary
   Portfolio Manager:                                     objective.
   Eagle Asset Management, Inc.
  ----------------------------------------------------------------------------------------------------------------------
  RISING DIVIDENDS                                        Seeks capital appreciation.  Dividend income is a
   Portfolio Manager:                                     secondary objective.
   Kayne Anderson Rudnick Investment
      Management, LLC
  ----------------------------------------------------------------------------------------------------------------------
  DIVERSIFIED MID-CAP                                     Seeks long-term growth of capital.
   Portfolio Manager:
   Fidelity Management & Research Company
  ----------------------------------------------------------------------------------------------------------------------
  MANAGED GLOBAL                                          Seeks capital appreciation.  Current income is an incidental
   Portfolio Manager:                                     consideration.
   Capital Guardian Trust Company
  ----------------------------------------------------------------------------------------------------------------------
  LARGE CAP VALUE                                         Seeks long-term growth of capital and income.
   Portfolio Manager:
   Capital Guardian Trust Company
  ----------------------------------------------------------------------------------------------------------------------
  ALLCAP                                                  Seeks capital appreciation through investment in
   Portfolio Manager:                                     securities which the Portfolio Manager believes have
   Brothers Asset Management Inc                          above-average Salomon capital appreciation potential.
  ----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



      PRINCIPLE INVESTMENT STRATEGY                                    INVESTMENT RISKS
------------------------------------------------------------------------------------------------------------------------
      Normally invests at least 65% of its assets in common            o Manager Risk
      stocks of well-established companies paying                      o Market and Company Risk
      above-average dividends.                                         o Value Investing Risk
------------------------------------------------------------------------------------------------------------------------
      Invests primarily in equity securities of  U.S.                  o Manager Risk
      companies.  Also invests in other equity securities,             o Market and Company Risk
      and to a lesser degree, income producing securities              o Income Risk
      such as debt securities.                                         o Interest Rate Risk      o Credit Risk
                                                                       o Call Risk               o Maturity Risk
------------------------------------------------------------------------------------------------------------------------
      Invests primarily in equity securities of domestic and           o Manager Risk
      foreign issuers that meet quantitative standards                 o Market and Company Risk
      relating to financial soundness and high intrinsic               o Value Investing Risk
      value relative to price.                                         o Foreign Investment Risk
------------------------------------------------------------------------------------------------------------------------
      Invests in high-quality equity securities, most of               o Manager Risk
       which match the following quality criteria:                     o Market and Company Risk
      o Regular dividend increases during the last 10 years            o Management Technique Risk
      o Reinvestment of at least 35% of earnings annually
      o Credit rating of "A" to "AAA" or its equivalent
    --------------------------------------------------------------------------------------------------------------------
      Normally invests at least 65% of total assets in                 o Manager Risk
      common stocks of companies with medium market                    o Market and Company Risk
      capitalizations (i.e. equaling or exceeding $250                 o Growth Investing Risk
      million and similar to the top range of the Russell              o Small Company Risk
      MidCap Index at the time of investment).                         o Foreign Investment Risk
                                                                       o Derivative Risk
------------------------------------------------------------------------------------------------------------------------
      Invests primarily in common stocks traded in                     o Manager Risk
      securities markets throughout the world.                         o Market and Company Risk
                                                                       o Emerging Market Risk
                                                                       o Small Company Risk
                                                                       o Foreign Investment Risk
                                                                       o Diversification Risk
------------------------------------------------------------------------------------------------------------------------
      Invests primarily in equity and equity-related                   o Manager Risk
      securities of companies with market capitalizations              o Market and Company Risk
      greater than $1 billion at the time of investment.               o Growth Investing Risk
------------------------------------------------------------------------------------------------------------------------
      Invests primarily in equity securities of U.S.                   o Manager Risk
      companies of any size.  Uses fundamental analysis to             o Market and Company Risk
      select securities of individual companies across                 o Growth Investment Risk
      industries to reduce risk.                                       o Small Company Risk
                                                                       o Mid-Cap Company Risk
                                                                       o Undervalued Securities Risk
                                                                       o Diversification Risk
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  PORTFOLIOS AT A GLANCE (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT PORTFOLIOS
  AND PORTFOLIO MANAGERS                                  INVESTMENT OBJECTIVE
  ----------------------------------------------------------------------------------------------------------------------
  RESEARCH PORTFOLIO                                      Seeks long-term growth of capital and future
   Portfolio Manager:                                     income.
   Massachusetts Financial Services Company
  ----------------------------------------------------------------------------------------------------------------------
  CAPITAL APPRECIATION                                    Seeks long-term capital growth.
   Portfolio Manager:
   A I M Capital Management, Inc.
  ----------------------------------------------------------------------------------------------------------------------
  GROWTH AND INCOME                                       Seeks long-term capital growth and current income.
   Portfolio Manager:
   Janus Capital Corporation
  ----------------------------------------------------------------------------------------------------------------------
  CAPITAL GROWTH                                          Seeks long-term total return.
   Portfolio Manager:
   Alliance Capital Management L.P.
  ----------------------------------------------------------------------------------------------------------------------
  STRATEGIC EQUITY                                        Seeks capital appreciation.
   Portfolio Manager:
   A I M Capital Management, Inc.
  ----------------------------------------------------------------------------------------------------------------------
  SPECIAL SITUATIONS                                      Seeks capital appreciation.
   Portfolio Manager:
   Janus Capital Corporation
  ----------------------------------------------------------------------------------------------------------------------


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

      PRINCIPLE INVESTMENT STRATEGY                                    INVESTMENT RISKS
------------------------------------------------------------------------------------------------------------------------
      Normally invests at least 80% of its assets in common            o Manager Risk
      stocks and related securities (such as preferred                 o Market and Company Risk
      stocks, convertible securities and depository                    o OTC Investment Risk
      receipts).  Focus is on companies the Portfolio                  o Foreign Investment Risk
      Manager believes have favorable prospects for
      long-term growth, attractive valuations based on
      current and expected earnings or cash flow, dominant
      or growing market share and superior management.
------------------------------------------------------------------------------------------------------------------------
      Invests primarily in equity securities the Portfolio             o Manager  Risk
      Manager believes to be undervalued relative to                   o Market and Company Risk
      issuer's current or projected earnings or relative               o Value Investing Risk
      to current market values of issuer's                             o Foreign Investment Risk
      assets or relative to equity markets generally.
------------------------------------------------------------------------------------------------------------------------
      Normally invests up to 75% of its assets in equity               o Manager Risk            o Market and Company Risk
      securities selected primarily for their growth                   o Income Risk             o Interest Rate Risk
      potential, and at least 25% of its assets in                     o Credit Risk             o Maturity Risk
      securities the Portfolio Manager believes have income            o Growth Investing Risk
      potential.                                                       o Foreign Investment Risk
                                                                       o High-Yield Bond Risk
                                                                       o Special Situations Risk

                                                                       Additional non-principal risks include:

                                                                       o Derivative Risk         o Sector Risk
                                                                       o Small Company Risk      o Call Risk
------------------------------------------------------------------------------------------------------------------------
      Invests primarily in common stocks of companies where            o Manager Risk            o Market and Company Risk
      the potential for change (earnings acceleration)                 o Growth Investing Risk   o Foreign Investment Risk
      appears to be significant.                                       o Small Company Risk      o Mid-Cap Company Risk
                                                                       o High-Yield Bond Risk
                                                                       o Industry Concentration Risk
------------------------------------------------------------------------------------------------------------------------
      Invests primarily in common stocks of medium-and                 o Manager Risk
      small-sized growth companies.  Focus is on companies             o Market and Company Risk
      the Portfolio Manager believes are likely to benefit             o Growth Investing Risk
      from new or innovative products, services or processes           o Small Company Risk
      as well as those that have experienced above-average             o Foreign Investment Risk
      long-term growth in earnings and have excellent                  o Mid-Cap Company Risk
      prospects for future growth.
------------------------------------------------------------------------------------------------------------------------
      Invests primarily in common stocks selected for                  o Manager Risk            o Market and Company Risk
      capital appreciation potential.  Emphasis is on stocks           o Small Company Risk      o Foreign Investment Risk
      of "special situation" companies that the Portfolio              o High Yield Bond Risk    o Special Situations Risk
      Manager believes have been overlooked or undervalued             o Diversification Risk
      by other investors.  Special situations arise when, in
      the Portfolio Manager's opinion, securities of a                 Additional non-principal risks include:
      particular company will appreciate in value due to a             o Derivative Risk
      specific development with respect to that issuer.                o Sector Risk
------------------------------------------------------------------------------------------------------------------------


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  PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------------



  INVESTMENT PORTFOLIOS
  AND PORTFOLIO MANAGERS                                  INVESTMENT OBJECTIVE
  ----------------------------------------------------------------------------------------------------------------------
  MID-CAP GROWTH                                          Seeks long-term growth of capital.
   Portfolio Manager:
   Massachusetts Financial Services Company
  ----------------------------------------------------------------------------------------------------------------------
  SMALL CAP                                               Seeks long-term capital appreciation.
   Portfolio Manager:
   Capital Guardian Trust Company
  ----------------------------------------------------------------------------------------------------------------------
  GROWTH                                                  Seeks capital appreciation.
   Portfolio Manager:
   Janus Capital Corporation
  ----------------------------------------------------------------------------------------------------------------------
  REAL ESTATE                                             Seeks capital appreciation. Current income is a
   Portfolio Manager:                                     secondary consideration.
   The Prudential Investment Corporation
  ----------------------------------------------------------------------------------------------------------------------
  HARD ASSETS                                             Seeks long-term capital appreciation.
   Portfolio Manager:
   Baring International Investment Limited
  ----------------------------------------------------------------------------------------------------------------------
  INTERNET TOLLKEEPERSM                                   Seeks long-term growth of capital.
   Portfolio Manager:
   Goldman Sachs Asset Management
  ----------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY                                    Seeks long-term growth of capital.
   Portfolio Manager:
   ING Pilgrim Investments, Inc.
  ----------------------------------------------------------------------------------------------------------------------


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

      PRINCIPLE INVESTMENT STRATEGY                                    INVESTMENT RISKS
------------------------------------------------------------------------------------------------------------------------
      Normally invests at least 65% of its total assets in             o Manager Risk          o Market and Company Risk
      common stocks and related securities (such as                    o Mid-Cap Company Risk
      preferred stocks, convertible securities and                     o OTC Investment Risk
      depository receipts) of companies with medium market             o Growth Investing Risk
      capitalizations which the Portfolio Manager believes             o Foreign Investment Risk
      has above-average growth potential.                              o Emerging Market Risk
                                                                       o Diversification Risk
------------------------------------------------------------------------------------------------------------------------
      Invests primarily in equity securities of small                  o Manager Risk
      capitalization companies. The Portfolio Manager                  o Market and Company Risk
      considers small-cap companies to be companies within             o Small Company Risk
      the range of companies included in the Russell 2000              o OTC Investment Risk
      Index or the Standard & Poor's Small Cap 600
      Index.
------------------------------------------------------------------------------------------------------------------------
      Invests primarily in common stocks of growth companies           o Manager Risk          o Market and Company Risk
      that have favorable relationships                                o Growth Investing Risk o Small Company Risk
      between price/earnings ratios and                                o Foreign Investment Risk
      growth rates in sectors offering the potential                   o High-Yield Bond Risk
      for above-average returns.
------------------------------------------------------------------------------------------------------------------------
      Invests primarily in equity securities of companies in           o Manager Risk           o Market and Company Risk
      the real estate industry that are listed on national             o Real Estate Risk
      securities exchanges or NASDAQ.                                  o Industry Concentration Risk
------------------------------------------------------------------------------------------------------------------------
      Invests primarily in the equities of producers of                o Manager Risk          o Market and Company Risk
      commodities.                                                     o Hard Asset Risk       o Sector Concentration Risk
                                                                       o Industry Concentration Risk
                                                                       o OTC Investment Risk
                                                                       o Foreign Investment Risk
                                                                       o Diversification Risk
------------------------------------------------------------------------------------------------------------------------
      Invests at least 65% of its total assets in equity               o Manager Risk
      securities of "Internet Tollkeeper" companies, which             o Market and Company Risk
      are companies in the media, telecommunications,                  o Internet Risk
      technology and Internet sectors which provide access,            o IPO Risk                o Price Volatility Risk
      infrastructure, content and services to Internet                 o Foreign Investment Risk
      companies and customers, and which have developed, or            o Emerging Market Risk
      are seeking to develop predictable, sustainable or               o Industry Concentration Risk
      recurring revenue by increasing "traffic," or                    o Derivative Risk         o Credit Risk
      customers and sales, and raising "tolls," or prices in           o Interest Rate Risk      o REIT Risk
      connection with the growth of the Internet.                      o Liquidity Risk          o Stock Risk
                                                                       o Growth Investing Risk
------------------------------------------------------------------------------------------------------------------------
      Under normal conditions, invests at least 65% of its             o Manager Risk
      net assets in equity securities of issuers located in            o Market and Company Risk
      countries outside of the U.S.  The Portfolio generally           o Foreign Investment Risk
      invests at least 75% of its total assets in common and           o Emerging Market Risk
      preferred stocks, warrants and convertible                       o Medium and Small Company Risk
      securities.  The Portfolio may invest in emerging                o Market Trends Risk
      market countries and up to 35% of its assets in                  o Liquidity Risk
      securities of U.S. issuers.                                      o Debt Securities Risk
------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
  PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------------



  INVESTMENT PORTFOLIOS
  AND PORTFOLIO MANAGERS                                  INVESTMENT OBJECTIVE
  ----------------------------------------------------------------------------------------------------------------------
  DEVELOPING WORLD                                        Seeks capital appreciation.
   Portfolio Manager:
   Baring International Investment Limited
  ----------------------------------------------------------------------------------------------------------------------
  EMERGING MARKETS                                        Seeks long-term capital appreciation.
   Portfolio Manager:
   Baring International Investment Limited
  ----------------------------------------------------------------------------------------------------------------------

                                    12

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




      PRINCIPLE INVESTMENT STRATEGY                                    INVESTMENT RISKS
------------------------------------------------------------------------------------------------------------------------
      Invests primarily in equity securities of emerging               o Manager Risk            o Market and Company Risk
      market companies.  The Portfolio normally invests in             o Emerging Market Risk
      at least 6 "emerging market" countries, with no more             o Management Technique Risk
      than 35 % of its assets in any one country.                      o Foreign Investment Risk
                                                                       o High-Yield Bond Risk
------------------------------------------------------------------------------------------------------------------------
      Invests primarily in equity securities of companies in           o Manager Risk            o Market and Company Risk
      at least six different emerging market companies.                o Emerging Market Risk
                                                                       o Management Technique Risk
                                                                       o Foreign Investment Risk
                                                                       o High-Yield Bond Risk
------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                        DESCRIPTION OF THE PORTFOLIOS
-------------------------------------------------------------------------------


LIQUID  ASSET  PORTFOLIO

PORTFOLIO
MANAGER             ING Investment Management LLC

INVESTMENT
OBJECTIVE           High level of current income consistent with
                    the preservation of capital and liquidity

PRINCIPAL           The Portfolio Manager strives to maintain a stable $1 per
INVESTMENT          share net asset value and its investment strategy
STRATEGY            focuses on safety of principal, liquidity and yield, in
                    order of importance, to achieve this goal. The Portfolio
                    Manager implements its strategy through a four-step investment process also designed to ensure adherence to regulatory requirements.

                    Step One:      The Portfolio Manager actively maintains a
                                   formal Approved List of high quality
                                   companies

                    Step Two:      Securities of Approved List issuers that
                                   meet maturity guidelines and are rated in one of the two highest ratings categories
                                   (or determined to be of comparable quality by the Portfolio Manager) are eligible for investment

                    Step Three:    Eligible securities are reviewed to ensure
                                   that an investment in such securities would not cause the Portfolio to exceed its diversification limits

                    Step Four:     The Portfolio Manager makes yield curve
                                   positioning decisions based on liquidity requirements, yield curve analysis and market expectations of future interest rates

                    Money market funds are highly regulated by Rule 2a-7 under the Investment Company Act of 1940, which sets forth specific maturity, quality and diversification guidelines. The Portfolio must adhere to procedures adopted by the Board of Trustees pursuant to Rule 2a-7 and to Rule 2a-7 itself. Some of these limitations include:

                           o QUALITY. At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio.


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


      LIQUID
      ASSET
                           [To be Updated]

          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    << xXx                                                         >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        14

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                          o  MATURITY.  The average maturity of the
                             Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days.

                          o DIVERSIFICATION. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions.

                    The Portfolio may invest in U.S. dollar-denominated money market instruments including:

                          o U.S. Treasury and U.S. government agency securities

                          o  fully collateralized repurchase agreements

                          o bank obligations, including certificates of deposit, time deposits, and bankers' acceptances

                          o  commercial paper

                          o  asset-backed securities

                          o variable or floating rate securities, including
                            variable rate demand obligations o short-term corporate debt securities other than commercial paper

                          o U.S. dollar-denominated foreign securities

                          o shares of other investment companies

                    Some of the securities purchased may be considered illiquid and thus subject to a restriction of 10% of total assets.

PRINCIPAL           Any investment involves the possibility that you will lose
RISKS               lose money or not make money.  An investment in the
                    Portfolio is subject to the following principal risks described under "Introduction-- General Risk Factors":

                          o  MANAGER RISK             o  INTEREST RATE RISK

                          o  INCOME RISK              o  CREDIT RISK

                    AN INVESTMENT IN THE LIQUID ASSET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE YOU THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. The following bar chart shows the Portfolio's annual total return from year-to-year. The accompanying table shows the Portfolio's average annual total return for 1 year, 5 years, 10 years and since its inception date. The average annual total returns include reinvestment of dividends and distributions. This may help you weigh the risk of investing in the Portfolio. Of course, past performance does not necessarily indicate future results.
                    ING Investment Management LLC or its affiliate has managed the Portfolio since August 13, 1996. Prior to that date, different firms managed the Portfolio and performance is attributable to those firms.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

[Performance Bar Chart Follows:]


                      LIQUID ASSET -- ANNUAL TOTAL RETURN

Year     1991    1992    1993    1994    1995    1996    1997    1998   1999   2000
         5.66%   3.13%   2.64%   3.89%   5.51%   5.01%   5.07%   5.13%  4.74%  6.05%


   |-----------------------------------------------------------|  |--------------------|
   |                AVERAGE ANNUAL TOTAL RETURN                |  |     BEST QUARTER   |
   |-----------------------------------------------------------|  |--------------------|
   |                         1 YEAR  5 YEAR  10 YEAR  1/24/89  |  | Quarter Ended      |
   |                                                (INCEPTION)|  |                    |
   |  Portfolio's Average                                      |  |  6/30/89...  2.19% |
   |    Annual Total Return   6.05%   5.19%   4.65%    5.19%   |  |                    |
   |                                                           |  |--------------------|
   |                                                           |  |    WORST QUARTER   |
   |                                                           |  |--------------------|
   |                                                           |  | Quarter Ended      |
   |                                                           |  |  6/30/93...  0.63% |
   |                                                           |  |                    |
   |-----------------------------------------------------------|  |--------------------|

                    The Portfolio's 7-day yield as of December 31, 2000 was 6.17%. Call toll free 1-800-366-0066 for the Portfolio's current 7-day yield.

MORE ON THE         ING Investment Management LLC (or investment
PORTFOLIO           advisers acquired by ING Investment Management
MANAGER             LLC) ("ING Investment") has managed the Portfolio since
                    August, 1996. ING Investment is engaged in the business of providing investment advice to affiliated insurance and investment companies and institutional clients possessing portfolios, which, as of December 31, 2000, were valued at approximately $[ ] billion. The address of ING
                    Investment is 5780 Powers Ferry Road, N.W., Suite 300,
                    Atlanta, Georgia 30327. ING Investment is a subsidiary of
                    ING Groep N.V. and is affiliated with Directed Services,
                    Inc.

                    The Portfolio is managed by a team of three investment professionals led by Ms. Jennifer J. Thompson, CFA. Ms. Thompson has been employed by ING Investment as a portfolio manager since 1998. From 1992 to 1998, Ms. Thompson was employed as an analyst at Fidelity Investments.

                    ING Investment Management LLC also manages the Limited Maturity Bond Portfolio.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


LIMITED  MATURITY  BOND  PORTFOLIO

PORTFOLIO
MANAGER             ING Investment Management LLC

INVESTMENT
OBJECTIVE           Highest current income consistent with low risk to
                    principal and liquidity.

                    As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL           The Portfolio invests primarily in a diversified
INVESTMENT          portfolio of limited maturity debt securities.
STRATEGY            These short-to intermediate-term debt securities have
                    remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rapidly rising interest rates may be shortened to one year or less.

                    The Portfolio Manager utilizes the following decision making process to achieve the Portfolio's objectives:

                           o Active Duration Management. The average duration of the portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will be greater than the benchmark.

                           o Yield Curve Analysis. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates.

                           o Sector Selection. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. Treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Portfolio Manager may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.).


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


       LIMITED
       MATURITY
         BOND
                           [To be Updated]

          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<   xXx                                                       >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        17

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                           o Security Selection. The Portfolio Manager emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors are emphasized.

                      The Portfolio invests in non-government securities only if rated Baa3 or better by Moody's or BBB- or better by Standard & Poor's (S&P) or, if not rated by Moody's or S&P, the Portfolio Manager determines that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. For a description of bond ratings, please refer to the Statement of Additional Information.

                      Various security types are eligible for investment, including:

                        o corporate securities

                        o mortgage-backed securities

                        o asset-backed securities

                        o variable and floating rate securities

                        o U.S. Treasury securities and U.S. government
                          agency securities

                        o money market securities such as commercial paper,
                          certificates of deposit and bankers' acceptances

                        o repurchase agreements and reverse repurchase
                          agreements

                        o U.S. dollar-denominated foreign securities

                        o shares of other investment companies

                        o futures contracts, options and options on futures
                          contracts

                        o sovereign debt

                        o supranational organizations

                        o real estate investment trusts (REITS)

                    In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

                    The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL           Any investment involves the possibility that you will lose
RISKS               money or not make money.  An investment in the Portfolio is subject to the following principal risks described under "Introduction-- General Risk Factors":

                           o  MANAGER RISK                   o  ISSUER RISK

                           o  MARKET AND COMPANY RISK        o  CREDIT RISK

                           o  INCOME RISK                    o  CALL RISK

                           o  INTEREST RATE RISK

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. The following bar chart shows the Portfolio's annual total return changes from year-to-year. The accompanying table shows the Portfolio's

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    average annual total return for 1 year, 5 years, 10 years and since its inception date as compared to the applicable market index. The average annual total returns include reinvestment of dividends and distributions. This may help you weigh the risk of investing in the Portfolio. Of course, past performance does not necessarily indicate future results. ING Investment Management LLC or its affiliate has managed the Portfolio since August 13, 1996. Prior to that date, different firms managed the Portfolio and performance is attributable to those firms.

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

[Performance Bar Chart Follows:]


                      LIMITED MATURITY BOND -- ANNUAL TOTAL RETURN

Year     1991     1992    1993    1994    1995    1996    1997    1998   1999    2000
         11.27%   4.84%   6.20%  -1.19%  11.72%   4.32%   6.67%   6.86%  1.13%   7.73%


   |-----------------------------------------------------------|  |--------------------|
   |                AVERAGE ANNUAL TOTAL RETURN                |  |     BEST QUARTER   |
   |-----------------------------------------------------------|  |--------------------|
   |                         1 YEAR  5 YEAR  10 YEAR  1/24/89  |  | Quarter Ended      |
   |                                                (INCEPTION)|  |                    |
   |  Portfolio's Average                                      |  |  6/30/89...  4.93% |
   |    Annual Total Return   7.73%   5.31%   5.89%     6.39%  |  |--------------------|
   |  Merrill Lynch 1-5 Year                                   |  |    WORST QUARTER   |
   |    Corporate/Government                                   |  |--------------------|
   |    Bond Index            8.88%   6.08%   6.92%     7.51%  |  | Quarter Ended      |
   |                                                           |  |                    |
   |                                                           |  |  3/31/94...(1.04)% |
   |                                                           |  |                    |
   |-----------------------------------------------------------|  |--------------------|

                    The Merrill Lynch 1-5 Year Corporate/Government Bond Index is comprised of intermediate-term U.S. government securities and investment-grade corporate debt securities.


MORE ON THE         ING Investment Management LLC ("ING Investment")
PORTFOLIO           (or investment advisers acquired by ING
MANAGER             Investment) has managed the Portfolio since August 13, 1996.
                    ING Investment is engaged in the business of providing investment advice to affiliatedinsurance and investment companies and institutional clients possessing portfolios, which, as of December 31, 2000, were valued at approximately
                    $[ ] billion. ING Investment is a subsidiary of ING Groep
                    N.V. and is affiliated with Directed Services, Inc. The address of ING Investment is 5780 Powers Ferry Road, N.W.,
                    Suite 300, Atlanta, Georgia 30327.

                    The Portfolio is managed by a team of three investment professionals led by Ms. Jennifer J. Thompson, CFA. Ms. Thompson has been employed by ING Investment as a portfolio manager since 1998. From 1992 to 1998, Ms. Thompson was employed as an analyst at Fidelity Investments.

                    ING Investment Management LLC also manages the Liquid Asset Portfolio.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


CORE  BOND  PORTFOLIO

PORTFOLIO
MANAGER             Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT          Maximum total return, consistent with
OBJECTIVE           preservation of capital and prudent investment management.

PRINCIPAL           The Portfolio seeks to achieve its investment
INVESTMENT          objective by investing under normal circumstances
STRATEGY            at least 65% of its assets in a diversified portfolio of
                    fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

                    The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

                    The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.

           CORE
           BOND
                           [To be Updated]

          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<     xXx                                                     >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        20

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money.  An investment in the
                    Portfolio is subject to the following
                    principal risks described under "Introduction -- General
                    Risk Factors":

                           o  MANAGER RISK                 o  ISSUER RISK
                           o  MARKET AND COMPANY RISK      o  CREDIT RISK
                           o  INTEREST RATE RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

                           o CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

                              Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a portfolio's investments in foreign currency-denominated securities may reduce the returns of the Portfolio.

                           o DERIVATIVE RISK. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use described in more detail under "Investment Objectives and Additional Investment Strategies and Associated Risks" in the Statement of Additional Information. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolios may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk, market risk, credit risk and manager risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                           o LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

                           o MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

                           o LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when- issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's portfolio securities.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. The following bar chart shows the Portfolio's annual total return from year-to-year. The accompanying table shows the Portfolio's average annual total return for 1 year and since its inception date as compared to the applicable market index. The average annual total return includes reinvestment of dividends and distributions. This may help you weigh the risk of investing in the Portfolio.
                    Of course, past performance does not necessarily indicate future results. PIMCO has managed the Portfolio since May 1, 2001. Prior to that date, the Portfolio was a "global" fund managed by a different firm and performance is attributable to that firm.

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

[Performance Bar Chart Follows:]


                      CORE BOND -- ANNUAL TOTAL RETURN

Year     1999     2000
         -8.62%   0.94%


   |-----------------------------------------------------------|  |--------------------|
   |                AVERAGE ANNUAL TOTAL RETURN                |  |     BEST QUARTER   |
   |-----------------------------------------------------------|  |--------------------|
   |                                          1 YEAR  1/24/89  |  | Quarter Ended      |
   |                                                (INCEPTION)|  |                    |
   |  Portfolio's Average                                      |  |  12/31/00...  4.47%|
   |    Annual Total Return                   0.94%    (0.17)% |  |--------------------|
   |  Merrill Lynch Global Gov't                               |  |    WORST QUARTER   |
   |    Bond Index                            2.37%     3.66%  |  |--------------------|
   |  Lehman Aggregate Bond Index            11.63%     5.65%  |  | Quarter Ended      |
   |                                                           |  | 3/31/99.... (5.01)%|
   |-----------------------------------------------------------|  |--------------------|

                    The Merrill Lynch Global Government Bond Index II is comprised of government bonds from major countries, including the United States.

                    The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the Index. The Portfolio Manager has determined that the Lehman Brothers Aggregate Bond Index is the most appropriate index to use for comparative purposes. In the future, it will be the only benchmark compared to the Portfolio.

MORE ON THE
PORTFOLIO           PIMCO has served as the Portfolio Manager for the
MANAGER             Portfolio since May 1, 2001. Prior to that date, a
                    different firm managed the Portfolio.

                    PIMCO's address is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2000, PIMCO had approximately $215.7 billion in assets under management.

                    A portfolio management team led by William H. Gross, Managing Director, Chief Investment Officer and founding partner of PIMCO, will manage the Core Bond Portfolio. The portfolio management team develops and implements investment strategy for the Portfolio.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


TOTAL  RETURN  PORTFOLIO

PORTFOLIO
MANAGER             Massachusetts Financial Services Company

INVESTMENT          Above-average income (compared to a portfolio entirely
OBJECTIVE           invested in equity securities) consistent with the prudent employment of capital. A secondary goal is the reasonable opportunity for growth of capital and income.

PRINCIPAL           The Portfolio is a "balanced fund," and
INVESTMENT          invests in a combination of equity and fixed income
STRATEGY            securities. Under normal market conditions, the Portfolio
                    invests:

                           o at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities.

                           o at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

                    The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

                    EQUITY PORTION. The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts and generally not selected based on the industry in which they belong.

                    While the Portfolio may invest in all types of equity securities, the Portfolio Manager generally purchases equity securities of companies that the Portfolio Manager believes are undervalued in the market relative to their long-term potential. The Portfolio Manager deems equity securities of companies to be undervalued where:


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


              TOTAL
              RETURN
                           [To be Updated]

          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<         xXx                                                 >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        24

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                      o they are viewed by the Portfolio Manager as being temporarily out of favor in the market due to any of the following:

                      o  a decline in the market

                      o  poor economic conditions

                      o developments that have affected or may affect the issuer of the securities or the issuer's industry

                      o  the market has overlooked them

                    Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

                    As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

                      o  a fixed income stream

                      o the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

                    FIXED INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:

                      o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities,

                      o mortgage-backed and asset-backed securities, which represent interest in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio, and

                      o corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities.

                    In selecting fixed income investments for the Portfolio, the Portfolio Manager considers the views of its group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    The Portfolio may invest up to 20% of its assets in foreign securities, including securities of companies in emerging or developing markets, and up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities. The Portfolio may invest with no limitation in mortgage pass-through securities and American Depository Receipts.

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL           Any investment involves the possibility that you will lose
RISKS               money or not make money.  An investment in the Portfolio is subject to the following principal risks described under "Introduction-- General Risk Factors":

                           o MANAGER RISK                 o INTEREST RATE RISK

                           o MARKET AND COMPANY RISK      o CREDIT RISK

                           o INCOME RISK                  o CALL RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                            o ALLOCATION RISK. The Portfolio will allocate
                              its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by the Portfolio Manager. The Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

                           o CONVERTIBLE SECURITIES RISK. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

                           o EMERGING MARKET RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                              Many of the emerging securities
                              markets are relatively small, have low
                              trading volumes, suffer periods of
                              relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                           o UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. The Portfolio equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. The Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

                           o HIGH YIELD BOND RISK. High yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential price volatility and principal and income risk. High yield bonds are not considered investment grade.

                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. Massachusetts Financial Services Company has managed the Portfolio since its inception.

                    The following bar chart shows the Portfolio's annual total return from year-to-year. The accompanying table shows the Portfolio's average annual total return for 1 year and since its inception date as compared to the applicable market index. The average annual total return includes reinvestment of dividends and distributions. This may help you weigh the risk of investing in the Portfolio. Of course, past performance does not necessarily indicate future results.

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

[Performance Bar Chart Follows:]

                   TOTAL RETURN -- ANNUAL TOTAL RETURN

Year     1999     2000
         3.38%    16.50%


   |------------------------------------------------|  |--------------------|
   |          AVERAGE ANNUAL TOTAL RETURN           |  |     BEST QUARTER   |
   |------------------------------------------------|  |--------------------|
   |                         1 YEAR        8/14/98  |  | Quarter Ended      |
   |                                    (INCEPTION) |  | 9/30/00....  7.27% |
   |  Portfolio's Average                           |  |                    |
   |    Annual Total Return   16.50%       11.20%   |  |--------------------|
   |  Standard & Poor's 500                         |  |    WORST QUARTER   |
   |    Index                 (9.10)%       8.38%   |  |--------------------|
   |  Lehman Brothers Inter-                        |  | Quarter Ended      |
   |    mediate Government/                         |  | 9/30/99..  (4.28)% |
   |    Corporate Bond Index  11.85%       5.93%    |  |                    |
   |  60% S&P/40% Lehman                            |  |--------------------|
   |    Index                 (0.72)%      7.40%    |
   |------------------------------------------------|

                    The Standard & Poor's 500 Index is comprised of 500 U.S. stocks. The Lehman Brothers Intermediate
                    Government/Corporate Bond Index is comprised of intermediate-term U.S. government securities and investment-grade corporate debt securities.

                    The Portfolio Manager has determined that the S&P 500 Index is the most appropriate index to use for comparative purposes. In the future, it will be the only benchmark compared to the Portfolio.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


MORE ON THE         Massachusetts Financial Services Company ("MFS")
PORTFOLIO           has managed the Portfolio since its inception. MFS
MANAGER             is the oldest U.S. mutual fund organization. MFS and
                    its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life Assurance Company of Canada
                    (U.S.), which in turn is an indirect subsidiary of Sun Life
                    Assurance Company of Canada (referred to as "Sun Life"). Sun
                    Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the United States since 1895. Net assets under management of the MFS organization were approximately $141 billion as of December 31, 2000. The address of MFS is 500
                    Boylston Street, Boston, Massachusetts 02116.


                    The Portfolio is managed by a portfolio management team consisting of five members. David M. Calabro, a Senior Vice President of MFS, heads the portfolio management team and manages the common stock portion of the Portfolio. Mr. Calabro has been employed as a portfolio manager by MFS since 1992.

                    MFS also manages the Mid-Cap Growth Portfolio and the Research Portfolio.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


FULLY  MANAGED  PORTFOLIO

PORTFOLIO
MANAGER             T. Rowe Price Associates, Inc.

INVESTMENT          Over the long-term, a high total investment return,
OBJECTIVE           consistent with the preservation of capital and with
                    prudent investment risk.

PRINCIPAL           The Portfolio pursues an active asset allocation
INVESTMENT          strategy whereby investments are allocated among
STRATEGY            three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Portfolio Manager believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, foreign securities, futures, and options, in pursuit of its asset allocation strategy.

                    The Portfolio's common stocks generally fall into one of two categories:

                           o the larger category of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors;

                           o the smaller category of opportunistic investments whose prices are expected by the Portfolio Manager to rise in the short term but not necessarily over the long term. Since the Portfolio Manager attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Portfolio Manager may establish relatively large positions in companies it finds particularly attractive.

                    The Portfolio's approach differs from that of many other stock funds. The Portfolio Manager works as hard to reduce risk as to maximize gains and may realize gains rather than lose them in market declines. In addition, the Portfolio Manager searches for the best risk/reward values among all types of securities. The portion of the


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


            FULLY
           MANAGED
                           [To be Updated]

          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<       xXx                                                   >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        30


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-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Portfolio Manager's ability to find companies that meet valuation criteria rather than its market outlook.

                    Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

                    DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Portfolio Manager may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

                    MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Portfolio Manager may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

                            (1) shares of the Reserve Investment Fund, an internally managed money market fund of
                                 T. Rowe Price

                            (2)  U.S. government obligations

                            (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation

                            (4) commercial paper rated at the date of purchase in the two highest rating categories

                            (5)  repurchase agreements

                    The Portfolio also may invest in short-term U.S. dollar-denominated obligations of foreign banks if, at the time of purchase, such banks have more than $1 billion in assets.

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

PRINCIPAL           Any investment involves the possibility that you will
RISKS               lose money or not make money.  An investment in the
                    Portfolio is subject to the following principal risks described under "Introduction-- General Risk Factors":

                           o MANAGER RISK               o INTEREST RATE RISK

                           o MARKET AND COMPANY RISK    o CREDIT RISK

                           o INCOME RISK                o CALL RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o VALUE INVESTING RISK. A particular risk of the
                             Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced.

                    The Portfolio Manager's opportunistic trading approach and willingness to realize gains could result in higher taxable capital gain distributions than other stock funds. A sizable cash or fixed income position may hinder the Portfolio from participating fully in a strong, rapidly rising bull market. In addition, significant exposure to bonds increases the risk that the Portfolio's share value could be hurt by rising interest rates or credit downgrades or defaults. Convertible securities are also exposed to price fluctuations of the company's stock.

                    Futures and options may not always be successful hedges; their prices can be highly volatile; using them could lower portfolio returns; and the potential loss from the use of futures can exceed a portfolio's investment is such contracts.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. The following bar chart shows the Portfolio's annual total return from year-to-year. The accompanying table shows the Portfolio's average annual total return for 1 year, 5 years, 10 years and since its inception date as compared to the applicable market index. The average annual total returns include reinvestment of dividends and distributions. This may help you weigh the risk of investing in the Portfolio. Of course, past performance does not necessarily indicate future results. T. Rowe Price
                    Associates, Inc. has managed the Portfolio since January 1,
                    1995. Prior to that date, a different firm managed the Portfolio and performance is attributable to that firm.

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

[Performance Bar Chart Follows:]

                      FULLY MANAGED -- ANNUAL TOTAL RETURN

Year     1991    1992    1993    1994    1995    1996    1997    1998   1999   2000
         28.93%  6.23%   7.59%  -7.27%  20.80%  16.36%  15.27%   5.89%  6.92%  21.97%


   |-----------------------------------------------------------|  |--------------------|
   |              AVERAGE ANNUAL TOTAL RETURN                  |  |     BEST QUARTER   |
   |-----------------------------------------------------------|  |--------------------|
   |                         1 YEAR  5 YEAR  10 YEAR  1/24/89  |  | Quarter Ended      |
   |                                                (INCEPTION)|  |                    |
   |  Portfolio's Average                                      |  | 6/30/99...  10.77% |
   |    Annual Total Return  21.97%  13.12%  11.82%      9.87% |  |--------------------|
   |  Standard & Poor's 500                                    |  |    WORST QUARTER   |
   |    Index                (9.10)% 18.33%  17.44%     16.11% |  |--------------------|
   |  Lehman Brothers Inter-                                   |  | Quarter Ended      |
   |    mediate Government/                                    |  |                    |
   |    Corporate Bond Index 11.85%   6.24%   8.00%      8.49% |  |  9/30/90...(10.81)%|
   |  60% S&P/40% Lehman                                       |  |                    |
   |    Index                (0.72)% 13.49%  13.67%     13.06% |  |--------------------|
   |                                                           |
   |-----------------------------------------------------------|

                    The Standard & Poor's 500 Index is comprised of 500 U.S. stocks. The Lehman Brothers Intermediate
                    Government/Corporate Bond Index is comprised of intermediate-term U.S. government securities and investment-grade corporate debt securities.

MORE ON THE         T. Rowe Price Associates, Inc. has managed the Portfolio
PORTFOLIO           since January, 1995.  T. Rowe Price was founded in 1937
MANAGER             by the late Thomas Rowe Price, Jr.  As of December 31,
                    2000, the firm and its affiliates managed over $166.7 billion in assets. The address of T. Rowe Price is 100 East
                    Pratt Street, Baltimore, Maryland 21202.

                    The Portfolio is managed by an Investment Advisory Committee. Richard P. Howard, the Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Howard has been Chairman of the Committee since 1995. He joined T. Rowe Price in 1982 and has been managing investments since 1989.

                    T. Rowe Price also manages the Equity Income Portfolio.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


ASSET  ALLOCATION  GROWTH  PORTFOLIO

PORTFOLIO
MANAGER             Fidelity Management & Research Company

INVESTMENT          Maximize total return over the long term by
OBJECTIVE           allocating its assets among stocks, bonds,
                    short-term instruments and other investments.

PRINCIPAL           The Portfolio Manager allocates the Portfolio's
INVESTMENT          assets among the following classes, or types, of
STRATEGY            investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

                    The Portfolio Manager uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity.

                    The Portfolio Manager may invest the Portfolio's assets in these classes by investing in other funds. The Portfolio Manager may also invest the Portfolio's assets in other instruments that do not fall within these classes.

                    The Portfolio Manager has the ability to allocate the Portfolio's assets within the different asset classes. The Portfolio's neutral mix represents the benchmark for its combination of investments in each asset class over time. The Portfolio Manager may change the neutral mix from time to time. The approximate neutral mix is 70% of assets in stocks, 25% of assets in bonds of any quality, and 5% of assets in short-term and money market instruments.

                    The Portfolio Manager will not try to pinpoint the precise moment when a major reallocation should be made. Instead, the Portfolio Manager regularly reviews the Portfolio's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the Portfolio's objective.

                    The Portfolio Manager will invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.

                ASSET
              ALLOCATION
                GROWTH
                           [To be Updated]

          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<           xXx                                               >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        34

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    In buying and selling securities for the Portfolio, the Portfolio Manager generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

                    The Portfolio Manager may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.

                    DESCRIPTION OF PRINCIPAL SECURITY TYPES:

                    Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

                    Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage-backed and other asset-backed securities.

                    Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper, and U.S. government securities.

                    PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

PRINCIPAL           Any investment in the Portfolio involves the
RISKS               possibility that you will lose money or not
                    make money. An investment in the Portfolio is subject to the following principal risks described under "Introduction -- General Risk Factors":

                           o  MANAGER RISK                o  CREDIT RISK

                           o  MARKET AND COMPANY RISK     o  CALL RISK

                           o  INCOME RISK                 o  MATURITY RISK

                           o  INTEREST RATE RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in than geographic region or country than a more diversified fund.

                           o DERIVATIVE RISK. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to manage exchange rate risk. The use of these instruments may benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the Portfolio Manager's judgment proves incorrect.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. Performance information is only shown for portfolios that have had a full calendar year of operations.
                    Since the Asset Allocation Growth Portfolio commenced operations on October 2, 2000, performance for previous calendar years is not available.

MORE ON THE         Fidelity Management & Research Company (FMR) has
PORTFOLIO           managed the Portfolio since its inception. As of
MANAGER             December 31, 2000, FMR had approximately $[ ] billion in
                    total assets under management. The address of FMR is 82 Devonshire Street, Boston, MA 02109. Fidelity Investments
                    Money Management, Inc. (FIMM) in Merrimack, New Hampshire, serves as sub-adviser for the Portfolio. FIMM is responsible for choosing certain types of fixed income securities for the Portfolio. FIMM is an affiliate of FMR. As of December
                    31, 2000, FIMM had approximately $[ ] billion in total assets under management.

                    The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:

                    Name              Position and Recent Business Experience
                    ----              ---------------------------------------
                    Ren Y. Cheng      Senior Vice President of FMR and Portfolio
                                      Manager.

                                      Mr. Cheng has been employed as a portfolio manager by FMR since 1994.

                    FMR also manages the Diversified Mid-Cap Portfolio.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


EQUITY  INCOME  PORTFOLIO

PORTFOLIO
MANAGER             T. Rowe Price Associates, Inc.

INVESTMENT
OBJECTIVE           Substantial dividend income as well as long-term growth of capital.

PRINCIPAL           The Portfolio normally invests at least 65% of its
INVESTMENT          assets in the common stocks of well-established
STRATEGY            companies paying above-average dividends. The Portfolio
                    Manager typically employs a "value" approach in selecting investments. The Portfolio Manager's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

                    In selecting investments, the Portfolio Manager generally looks for companies with the following:

                           o  an established operating history.

                           o  above-average dividend yield relative to the S&P
                              500.

                           o  low price/earnings ratio relative to the S&P 500.

                           o a sound balance sheet and other positive financial characteristics.

                           o low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

                    While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including foreign securities, debt securities, and futures and options in keeping with its objectives. The Portfolio may also invest in shares of the Reserve Investment Fund, an internally managed money market fund of T. Rowe Price.

                    The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                 EQUITY
                 INCOME
                           [To be Updated]

          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<             xXx                                             >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        38

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money.  An investment in
                    the Portfolio is subject to the following principal risks described under "Introduction -- General Risk Factors":


                           o MANAGER RISK       o MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following principal additional risk:

                           o VALUE INVESTING RISK. A particular risk of the Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

                    The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. The following bar chart shows the Portfolio's annual total return from year-to-year. The accompanying table shows the Portfolio's average annual total return for 1 year, 5 years, 10 years and since its inception date as compared to the applicable market index. The average annual total returns include reinvestment of dividends and distributions. This may help you weigh the risk of investing in the Portfolio. Of course, past performance does not necessarily indicate future results. T. Rowe Price
                    Associates, Inc. has managed the Portfolio since March 1,
                    1999. Prior to that date, different firms managed the Portfolio and performance is attributable to that firm.

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

[Performance Bar Chart Follows:]


                      EQUITY INCOME -- ANNUAL TOTAL RETURN

Year     1991    1992    1993    1994    1995    1996    1997    1998   1999     2000
         20.02%   1.88%  11.13%  -1.18%  18.93%   8.77%  17.44%   8.26%  (0.72)% 12.93%


   |-----------------------------------------------------------|  |--------------------|
   |              AVERAGE ANNUAL TOTAL RETURN                  |  |     BEST QUARTER   |
   |-----------------------------------------------------------|  |--------------------|
   |                         1 YEAR  5 YEAR  10 YEAR  1/24/89  |  | Quarter Ended      |
   |                                                (INCEPTION)|  |                    |
   |  Portfolio's Average                                      |  | 12/31/00...  8.68% |
   |    Annual Total Return  12.93%   9.17%    9.49%    9.09%  |  |--------------------|
   |  Standard & Poor's 500                                    |  |    WORST QUARTER   |
   |    Index                (9.10)% 18.33%   17.44%   16.11%  |  |--------------------|
   |                                                           |  | Quarter Ended      |
   |                                                           |  | 9/30/99...(8.63)%  |
   |-----------------------------------------------------------|  |--------------------|

                    The Standard & Poor's 500 Index is comprised of 500 U.S. stocks.

MORE ON THE         T. Rowe Price Associates, Inc. has managed the
PORTFOLIO           Portfolio since March 1, 1999. Prior to that,
MANAGER             different firms at different times served as portfolio
                    manager. T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. As of December 31, 2000, the firm and its affiliates managed over $166.7 billion in assets. The address of T. Rowe Price is 100 East Pratt
                    Street, Baltimore, Maryland 21202.

                    The Portfolio is managed by an Investment Advisory Committee. Brian Rogers, as Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since March 1999. He joined T. Rowe Price in 1982.

                    T. Rowe Price also manages the Fully Managed Portfolio.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


INVESTORS  PORTFOLIO

PORTFOLIO
MANAGER             Salomon Brothers Asset Management Inc

INVESTMENT
OBJECTIVE           Long-term growth of capital.  Current income is a secondary objective.

PRINCIPAL           The Portfolio invests primarily in equity
INVESTMENT          securities of U.S. companies. The Portfolio may
STRATEGY            also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities.

                    The Portfolio Manager emphasizes individual security selection while spreading the Portfolio's investments across industries, which may help to reduce risk. The Portfolio Manager focuses on established large capitalization companies, defined by the Portfolio Manager as companies with over $5 billion in market capitalization, seeking to identify those companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

                    In selecting individual companies for investment, the Portfolio Manager looks for the following:

                           o Long-term history of performance

                           o Competitive market position

                           o Competitive products and services

                           o Strong cash flow

                           o High return on equity

                           o Strong financial condition

                           o Experienced and effective management

                           o Global scope


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                  INVESTORS
                           [To be Updated]

          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<               xXx                                           >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        41

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    Investment ideas are subjected to extensive, fundamental analysis, focusing on four key criteria:

                           o Operating characteristics    o Financial character
                           o Quality of management        o Valuation

                    Only companies that pass the Portfolio Manager's strict, in-depth research and debate are eligible for purchase. The Portfolio Manager's bottom-up approach focuses on creating an information advantage through a thorough understanding of company fundamentals.

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money.  Any investment in
                    the Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

                           o MANAGER RISK                 o CREDIT RISK

                           o MARKET AND COMPANY RISK      o CALL RISK

                           o INCOME RISK                  o MATURITY RISK

                           o INTEREST RATE RISK

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio Manager may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance.
                    Since the Investors Portfolio became available to investors on February 1, 2000, performance information for previous calendar years is not available.


MORE ON THE         Salomon Brothers Asset Management, Inc. (SaBAM)
PORTFOLIO           is a full-service, global investment management
MANAGER             organization and is wholly owned by Salomon Smith Barney
                    Holdings Inc., which is a subsidiary of Citigroup
                    Inc. SaBAM has been registered as a U.S. Investment Advisor since 1989. As of December 31, 2000, SaBAM manages over
                    $31.1 billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SaBAM is located at 7 World Trade Center, New York, NY
                    10048. Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    Name               Position and Recent Business Experience
                    ----               ---------------------------------------

                    John Cunningham    Senior Portfolio Manager and Managing
                                       Director

                                       Mr. Cunningham joined SaBAM in 1995 and
                                       has twelve years experience in the
                                       industry.  Prior to becoming a Portfolio
                                       Manager, Mr. Cunningham was an investment banker in the Global Power group at Salomon Brothers Inc. Mr. Cunningham has served in various investment management positions during his tenure at SaBAM.


                    Mark McAllister    Director and Equity Analyst with SaBAM.
                                       Executive Vice President and Portfolio
                                       Manager at JLW Capital Management Inc.
                                       from March 1998 to May 1999.  Prior to
                                       March 1998, Mr. McAllister was a Vice
                                       President and Equity Analyst at Cohen
                                       & Steers Capital Management.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


VALUE  EQUITY  PORTFOLIO

PORTFOLIO
MANAGER             Eagle Asset Management, Inc.

INVESTMENT
OBJECTIVE           Capital appreciation.  Dividend income is a secondary
                    objective.

PRINCIPAL           The Portfolio normally invests primarily in equity
INVESTMENT          securities of domestic and foreign issuers that meet
STRATEGY            quantitative standards relating to financial soundness and high intrinsic value relative to price. The principal strategies used to select the investments include:

                            (i) A three-step process to identify possible value opportunities:

                                 o Screening the universe of equity securities for five key variables: low price-to-book ratios; low price-to-sales ratios; low price-to earnings ratios; attractive relative dividend yield; and relative price-to-earnings ratios

                                 o Performing in-depth fundamental research on individual companies including their industry outlook and trends, strategy, management strength, and financial stability

                                 o Using a discounted free cash flow model to identify securities that are trading at a significant discount to their estimated intrinsic value

                            (ii) Identifying stocks trading at a significant
                                 discount to their underlying intrinsic value and which fall into at least one of three basic categories:

                                 o "Pure" value opportunities: stocks that appear attractive relative to the broader market

                                 o "Relative" value opportunities: stocks that trade at a discount to the valuation parameters that the market has historically applied to them or their peer group

                                 o "Event-driven" value opportunities: stocks whose underlying value may be recognized as a result of a realized or anticipated event


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                      VALUE
                      EQUITY
                           [To be Updated]

          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                 xXx                                         >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        44

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

PRINCIPAL           Any investment involves the possibility that you will
RISKS               lose money or not make money. An investment in the
                    Portfolio is subject to the following principal risks described under "Introduction -- General Risk Factors":

                           o MANAGER RISK       o MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o VALUE INVESTING RISK. Undervalued stocks may not realize their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks. Value stocks typically underperform when other investing styles, such as growth investing, are in favor.

                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. The following bar chart shows the Portfolio's annual total return changes from year-to-year. The accompanying table shows the Portfolio's average annual total return for 1 year, 5 years and since its inception date as compared to the applicable market index. The average annual total returns include reinvestment of dividends and distributions. This may help you weigh the risk of investing in the Portfolio. Of course, past performance does not necessarily indicate future results. Eagle Asset Management, Inc. has managed the Portfolio since its inception.

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

[Performance Bar Chart Follows:]

                      VALUE EQUITY -- ANNUAL TOTAL RETURN
Year     1995    1996    1997    1998    1999    2000
        35.21%  10.62%  27.28%   1.55%   0.51%   8.77%

   |-------------------------------------------------------|  |--------------------|
   |         AVERAGE ANNUAL TOTAL RETURN                   |  |     BEST QUARTER   |
   |-------------------------------------------------------|  |--------------------|
   |                         1 YEAR    5 YEAR     1/3/95   |  | Quarter Ended      |
   |                               (INCEPTION)             |  |                    |
   |                                                       |  | 12/31/98... 17.34% |
   |  Portfolio's Average                                  |  |                    |
   |    Annual Total Return   8.77%     9.35%     13.31%   |  |--------------------|
   |  Standard & Poor's 500                                |  |    WORST QUARTER   |
   |    Index                (9.10)%   18.33%     21.33%   |  |--------------------|
   |  Russell Midcap Index    8.25%    16.69%     19.48%   |  | Quarter Ended      |
   |                                                       |  |  9/30/98..(14.88)% |
   |-------------------------------------------------------|  |--------------------|

                    The Russell MidCap Index consists of the 800 smallest companies in the Russell 1000 Index, which contains the 1,000 largest companies in the United States. The Standard & Poor's 500 Index is comprised of 500 U.S. stocks.

                    The Portfolio Manager has determined that the S&P 500 Index is the most appropriate index to use for comparative purposes. In the future, it will be the only benchmark compared to the Portfolio.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


MORE ON THE         Eagle Asset Management, Inc. ("Eagle Asset") has
PORTFOLIO           managed the Portfolio since its inception. Eagle
MANAGER             Asset is in the business of managing institutional client
                    accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James
                    Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31,
                    2000, Eagle Asset had approximately $[ ] billion in client assets under management. The address of Eagle Asset is 880
                    Carillon Parkway, St. Petersburg, Florida 33716.


                    The following person at Eagle Asset is primarily responsible for the day-to-day investment decisions of the Portfolio:

                      Name            Position and Recent Business Experience
                      ----            ---------------------------------------
                      Edward Cowart   Managing Director and Portfolio Manager

                                      Mr. Cowart assumed responsibility
                                      for the day-to-day investment
                                      decisions of the Value Equity
                                      Portfolio on August 17, 1999.
                                      Prior to that, he served as
                                      Managing Director for a major
                                      investment advisor since 1990.
                                      He has 28 years of investment
                                      experience and is a Certified
                                      Financial Analyst.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


RISING  DIVIDENDS  PORTFOLIO


PORTFOLIO
MANAGER             Kayne Anderson Rudnick Investment Management, LLC


INVESTMENT
OBJECTIVE           Capital appreciation.  A secondary objective is dividend
                    income.

PRINCIPAL
INVESTMENT          The Portfolio invests in high-quality equity securities,
STRATEGY            most of which meet all of the following quality criteria:

                         o regular dividend increases during the last 10 years

                         o at least 35% of earnings reinvested annually o
                           credit rating of "A" to "AAA" or its equivalent

                    There may be, from time to time, other high-quality securities in the Portfolio which meet most, but not all, of the criteria, but which the Portfolio Manager deems a suitable investment. In addition to common stocks, the Portfolio may invest in securities convertible into common stocks, or rights or warrants to subscribe for or purchase common stocks.

                    In selecting equity securities, the Portfolio Manager screens databases to create a universe of companies that meet the preceding criteria. The Portfolio Manager then fundamentally analyzes the securities. This research involves study of competitive industry conditions, discussions with company management, spreadsheet analysis, and valuation projections. A proprietary computer model compares expected rates of return for each equity security in the universe. In deciding whether to purchase a security, the Portfolio Manager appraises a company's fundamental strengths and relative attractiveness based on its expected return.

                    The Portfolio generally holds at least 25 to 30 different securities. These securities are diversified by industry. The security selection discipline also seeks to avoid over-concentration in any single sector or company.


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                       RISING
                      DIVIDENDS
                           [To be Updated]

          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                   xXx                                       >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        48

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money. An investment in the
                    Portfolio is subject to the following principal risks described under "Introduction -- General Risk Factors":

                           o MANAGER RISK       o MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following additional principal risk:

                           o MANAGEMENT TECHNIQUE RISK. The Portfolio is managed based on proprietary computer models and techniques developed by the Portfolio Manager. The Portfolio Manager cannot assure you that such management techniques will correctly predict earnings growth, or enable the Portfolio to achieve its investment objective.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. The following bar chart shows the Portfolio's annual total return from year-to-year. The accompanying table shows the Portfolio's average annual total return for 1 year, 5 years and since its inception date as compared to the applicable market index. The average annual total returns include reinvestment of dividends and distributions.
                    This may help you weigh the risk of investing in the Portfolio. Of course, past performance does not necessarily indicate future results. Kayne Anderson Rudnick Investment
                    Management, LLC has managed the Portfolio since its inception.


                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

[Performance Bar Chart Follows:]

                      RISING DIVIDENDS -- ANNUAL TOTAL RETURN

Year     1994    1995    1996    1997    1998    1999    2000
         0.59%  31.06%  20.65%  29.82%  14.13%  15.88%   -2.11%


   |-------------------------------------------------|  |--------------------|
   |          AVERAGE ANNUAL TOTAL RETURN            |  |    BEST QUARTER    |
   |-------------------------------------------------|  |--------------------|
   |                         1 YEAR  5 YEAR  10/4/93 |  | Quarter Ended      |
   |                                (INCEPTION)      |  |                    |
   |  Portfolio's Average                            |  | 12/31/98... 17.29% |
   |    Annual Total Return (2.11)%  15.19%  15.04%  |  |--------------------|
   |  Standard & Poor's 500                          |  |    WORST QUARTER   |
   |    Index               (9.10)%  18.33%  17.94%  |  |--------------------|
   |                                                 |  | Quarter Ended      |
   |                                                 |  |                    |
   |                                                 |  |  9/30/98..(14.88)% |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|

                    The Standard & Poor's 500 Index is comprised of 500 U.S. stocks.

PORTFOLIO           Rudnick Investment Management, LLC or its predecessor
MANAGER             since the Portfolio's inception. Richard A.
                    Kayne and John E. Anderson, the founders of Kayne
                    Anderson Rudnick have been in the business of furnishing investment advice to institutional and private clients since
                    1984. As of December 31, 2000, Kayne Anderson Rudnick managed portfolios amounting to approximately $6.5 billion.
                    The address of Kayne Anderson Rudnick is 1800 Avenue of the
                    Stars, Suite 200, Los Angeles, California 90067.

                    The following persons at Kayne Anderson are primarily responsible for the day-to-day investment decisions of the
                    Portfolio:


                    Name               Position and Recent Business Experience
                    ----               ---------------------------------------
                    Allan M. Rudnick   Chief Investment Officer and Portfolio
                                       Manager

                                       Mr. Rudnick has served as Chief
                                       Investment Officer for Kayne Anderson
                                       since 1989, and as President since 1999.

                    Paul Wayne         Chief Research Officer and Portfolio
                                       Manager

                                       Mr. Wayne has been employed by Kayne
                                       Anderson since 1992.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


DIVERSIFIED  MID-CAP  PORTFOLIO

PORTFOLIO
MANAGER             Fidelity Management & Research Company

INVESTMENT
OBJECTIVE           Long-term growth of capital.

PRINCIPAL           The Portfolio Manager normally invests at least
INVESTMENT          65% of the Portfolio's total assets in common
STRATEGY            stocks of companies with medium market capitalizations. The
                    Portfolio Manager defines companies with medium market capitalizations or mid-cap companies as companies with market capitalizations equaling or exceeding $250 million and similar to the top range of the Russell MidCap Index at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy. As of December 31, 2000, the Russell MidCap Index included companies with capitalizations between approximately $[ ] million and $[ ] billion. The size of the companies in the Russell MidCap Index changes with market conditions and the composition of the Index. The Portfolio Manager may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

                    The Portfolio Manager may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

                    The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types. The Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market factors. Factors considered include growth potential, earnings estimates and management. These securities are then analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk.

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.

                       DIVERSIFIED
                         MID-CAP
                           [To be Updated]

          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                     xXx                                     >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        51

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    The Portfolio Manager may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money. An investment in
                    the Portfolio is subject to the following principal risks described under "Introduction-- General Risk Factors":

                           o  MANAGER RISK

                           o  MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.
                              Growth-oriented funds will typically underperform when value investing is in favor.

                           o SMALL COMPANY RISK. Investing in securities of small companies may involve greater risks than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earning and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund.

                           o DERIVATIVE RISK. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to manage exchange rate risk. The use of these instruments may benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the Portfolio Manager's judgment proves incorrect.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                   This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE        The value of your shares in the Portfolio will fluctuate
                   depending on the Portfolio's investment performance.
                   Performance information is only shown for portfolios that have had a full calendar year of operations. Since the Diversified Mid-Cap Portfolio commenced operations on or about October 2, 2000, performance for previous calendar years is not available.

MORE ON THE        Fidelity Management & Research Company (FMR) has
PORTFOLIO          managed the Portfolio since its inception. As of
MANAGER            December 31, 2000, FMR had approximately $[ ] billion in
                   total assets under management. The address of FMR is 82 Devonshire Street, Boston, MA 02109.

                   The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:

                   Name                 Position and Recent Business Experience
                   ----                 ---------------------------------------
                   Robert L. MacDonald  Senior Vice President of FMR and
                                        Portfolio Manager.

                                        Mr. MacDonald has been employed by FMR
                                        since 1985 and has been a portfolio
                                        manager since 1987.

                    FMR also manages the Asset Allocation Growth Portfolio.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


MANAGED  GLOBAL  PORTFOLIO

PORTFOLIO
MANAGER             Capital Guardian Trust Company

INVESTMENT
OBJECTIVE           Capital appreciation.  Current income is only an incidental consideration.

PRINCIPAL           The Portfolio invests primarily in common stocks traded in
INVESTMENT          securities markets throughout the world.  The Portfolio may
STRATEGY            invest up to 100% of its total assets in securities traded in securities markets outside the United States.  The
                    Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

                    In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in cash or money market instruments.

                    The Portfolio may invest in any type of company, large or small, with earnings showing relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued. The Portfolio may also invest in small and relatively less well known companies.

                    The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has quarter exposure to the risk of default or the poor earnings of the issuer.

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL           Any investment involves the possibility that you will lose
RISKS               money or not make money.  An investment in the Portfolio is subject to the following principal risks described under "Introduction-- General Risk Factors":

                           o MANAGER RISK       o MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following additional principal risks:


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                           MANAGED
                           GLOBAL
                           [To be Updated]

          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                       xXx                                   >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        54

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    o EMERGING MARKET RISK. Investment in emerging markets
                      countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

                      Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that may restrict the transfer of currency from a given country; or creation of government monopolies.

                    o SMALL COMPANY RISK. Investing in securities of
                      small companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not "succeed, and the value of stock shares could decline significantly.


                    o FOREIGN INVESTMENT RISK. Foreign investments may
                      be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund.


                    o DIVERSIFICATION RISK. A non-diversified fund will
                      be more volatile than a diversified fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified fund's net asset value.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. The following bar chart shows the Portfolio's annual total return from year-to-year. The accompanying table shows the Portfolio's average annual total return for 1 year, 5 years and since its inception date as compared to the applicable market index. The average annual total return includes reinvestment of dividends and distributions. This may help you weigh the risk of investing in the Portfolio.
                    Of course, past performance does not necessarily indicate future results. Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Prior to that date, different firms managed the Portfolio and performance is attributable to those firms.


                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

[Performance Bar Chart Follows:]

                      MANAGED GLOBAL -- ANNUAL TOTAL RETURN

Year     1993    1994    1995    1996    1997    1998    1999    2000
         6.59% -13.21%   7.56%  12.27%  12.17%  29.31%  63.30%   -14.56%


   |-------------------------------------------------|  |--------------------|
   |         AVERAGE ANNUAL TOTAL RETURN             |  |     BEST QUARTER   |
   |-------------------------------------------------|  |--------------------|
   |                        1 YEAR  5 YEAR  10/21/92 |  | Quarter Ended      |
   |                                 (INCEPTION)     |  | 12/31/99... 47.69% |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return (14.56)% 17.84%  10.48%  |  |--------------------|
   |  Morgan Stanley Capital                         |  |    WORST QUARTER   |
   |    International All                            |  |--------------------|
   |    Country World Free                           |  | Quarter Ended      |
   |    Index               (13.94)% 11.62%  13.37%  |  |                    |
   |                                                 |  | 9/30/98... (12.36)%|
   |-------------------------------------------------|  |--------------------|

                    The Morgan Stanley Capital International All Country World Free Index is comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets.

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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


MORE ON THE         Capital Guardian Trust ("Capital Guardian"),
PORTFOLIO           located at 333 South Hope Street, Los Angeles, CA
MANAGER             90071, began management of the Portfolio on February 1,
                    2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and manages over $[ ] billion in assets as of December 31, 2000.
                    Capital Guardian is a Trust Company and, therefore, is not required to register as an investment advisor pursuant to provisions of the Investment Advisers Act of 1940.


                    The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the
                    Portfolio:


                    Name                  Position and Recent Business Experience
                    ----                  ---------------------------------------
                    David I. Fisher       Mr. Fisher is Chairman of the Board of Capital Group
                                          International, Inc. with portfolio management
                                          responsibilities for Capital Guardian Trust
                                          Company, and joined the Capital Guardian Trust
                                          organization in 1969.

                    Eugene P. Stein       Mr. Stein is an Executive Vice President of Capital Guardian Trust
                                          Company, and joined the Capital Guardian Trust organization in 1972.

                    Christopher A. Reed   Mr. Reed is a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Capital Guardian Trust Company, and joined the Capital Guardian Trust organization in 1993.

                    Michael R. Erickson   Mr. Erickson is a Senior Vice President and portfolio manager for Capital
                                          Guardian Trust Company, and joined the Capital Guardian Trust organization in 1986.

                    Richard N. Havas      Mr. Havas is a Senior Vice President and a portfolio manager with research responsibilities for the Capital Guardian Trust Company, and joined the Capital Guardian Trust organization in 1985.

                    Nancy J. Kyle         Ms. Kyle is a Senior Vice President of Capital Guardian Trust Company,
                                          and joined the Capital Guardian Trust organization in 1990.

                    Robert Ronus          Mr. Ronus is President of Capital Guardian Trust Company, and joined the
                                          Capital Guardian Trust organization in 1972.

                    Lionel M. Sauvage     Mr. Sauvage is a Senior Vice President of Capital Guardian Trust Company,
                                          and joined the Capital Guardian Trust organization in 1986.

                    Nilly Sikorsky        Ms. Sikorsky is President and Managing Director
                                          of Capital International with portfolio management responsibilities for Capital Guardian Trust Company, and joined the Capital Guardian
                                          Trust organization in 1962.

                    Rudolf M. Staehelin   Mr. Staehelin is a Senior Vice President and Director of Capital
                                          International Research, Inc. with portfolio management responsibilities for Capital Guardian Trust Company, and joined the Capital Guardian Trust organization in 1981.


-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


LARGE  CAP  VALUE  PORTFOLIO

PORTFOLIO
MANAGER             Capital Guardian Trust Company

INVESTMENT
OBJECTIVE           Long-term growth of capital and income

PRINCIPAL           The Portfolio Manager seeks to achieve the
INVESTMENT          Portfolio's investment objective by investing,
STRATEGY            under normal market conditions, primarily in equity and
                    equity-related securities of companies with market capitalization greater than $1 billion at the time of investment.

                    In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts.

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money.  An investment in
                    the Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

                           o  MANAGER RISK

                           o  MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following additional principal risk:

                           o GROWTH INVESTMENT RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                              LARGE
                               CAP
                              VALUE
                           [To be Updated]

          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                         xXx                                 >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        58

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


PERFORMANCE         An investment in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. Since the Large Cap Value Portfolio became available to investors on February 1, 2000, performance information for previous calendar years is not available.


MORE ON THE         Capital Guardian Trust Company ("Capital
PORTFOLIO           Guardian"), located at 333 South Hope Street, Los
MANAGER             Angeles, CA 90071, began management of the Portfolio on
                    February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital
                    Guardian has been providing investment management services since 1968 and managed over $121.7 billion in assets as of December 31, 2000. Capital Guardian is a Trust Company and, therefore, is not required to register as an investment advisor pursuant to provisions of the Investment Advisers
                    Act of 1940.


                    The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the
                    Portfolio:


                    Name                 Position and Recent Business Experience
                    ----                 ---------------------------------------

                    Karen A. Miller      Ms. Miller is a Senior Vice President and Director of Capital
                                         International Research, Inc., with portfolio management
                                         responsibilities for Captial Guardian Trust Company.  She
                                         joined the Capital Guardian Organization in 1990 where
                                         she served in various portfolio management positions.


                    Michael R. Erickson  Mr. Erickson is a Senior Vice President and Portfolio
                                         Manager.  He joined the Capital Guardian organization in
                                         1987 where he served in various capacities.

                    David Fisher         Mr. Fisher is Chairman of the Board of Capital Guardian Group
                                         International, Inc. and Capital Guardian.  He joined the Capital
                                         Guardian organization in 1969 where he served in various portfolio management positions.

                    Theodore Samuels     Mr. Samuels is a Senior Vice President and Director for Capital Guardian,
                                         as well as a Director of Capital International Research, Inc.  He joined the Capital Guardian organization in 1981 where he served in various portfolio management positions.

                    Eugene P. Stein      Mr. Stein is Executive Vice President, a Director, a portfolio manager, and Chairman of the Investment Committee for Capital
                                         Guardian.  He joined the Capital Guardian organization in 1972 where he served in various portfolio manager positions.

                    Terry Berkemeier     Mr. Berkemeier is a Vice President of Capital International Research,
                                         Inc. with U.S. equity portfolio management  responsibility in Capital
                                         Guardian.  He joined the Capital Guardian organization in 1992.


-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


ALL  CAP  PORTFOLIO

PORTFOLIO
MANAGER             Salomon Brothers Asset Management Inc

INVESTMENT          Capital Appreciation through investment in
OBJECTIVE           securities which the Portfolio Manager believes
                    have above-average capital appreciation potential

PRINCIPAL
INVESTMENT          The Portfolio invests primarily in equity securities of
STRATEGY            U.S. companies.

                    The Portfolio Manager emphasizes individual security selection while spreading the Portfolio's investments across industries, which may help to reduce risk. The Portfolio Manager seeks to identify those companies which offer the greatest potential for capital appreciation through careful fundamental analysis of each company and its financial characteristics. The Portfolio Manager evaluates companies of all sizes.

                    In selecting individual companies for investment, the Portfolio Manager looks for the following:

                           o Stock prices which appear to undervalue the company's assets or do not adequately reflect factors such as favorable industry trends, lack of investor recognition or the short-term nature of earnings declines

                           o Special situations such as existing or possible changes in management, corporate policies, capitalization or regulatory environment which may boost earnings or the market price of the company's shares

                           o Growth potential due to technological advances, new products or services, new methods of marketing or production, changes in demand or other significant new developments which may enhance future earnings

                    Equity investments may involve added risks. Investors could lose money on their investment in the Portfolio.

                    The Portfolio is non-diversified and, when compared with other funds, may invest a portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                                 ALL
                                 CAP
                           [To be Updated]

          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                           xXx                               >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        60

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may affect the Portfolio's performance.

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money.  An investment in
                    the Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

                           o  MANAGER RISK

                           o  MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.
                              Growth-oriented funds will typically underperform when value investing is in favor.

                           o SMALL COMPANY RISK. Investing in securities of small companies may involve greater risk than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

                           o MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

                           o UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. The Portfolio's equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. The Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

                           o DIVERSIFICATION RISK. A non-diversified fund will be more volatile than a diversified fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified fund's net asset value.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


PERFORMANCE         An investment in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. Since the All Cap Portfolio became available to investors on February 1, 2000, performance information for previous calendar years is not available.


MORE ON THE         Salomon Brothers Asset Management Inc (SaBAM) is
PORTFOLIO           a full-service, global investment management
MANAGER             organization and is wholly owned by Salomon Smith
                    Barney Holdings Inc., which is a subsidiary of Citigroup
                    Inc. SaBAM was registered as a U.S. Investment
                    Advisor in 1989. As of December 31, 2000, SaBAM manages over $31.1 billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SaBAM is located at 7 World Trade Center, New York, NY 10048.
                    Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.


                    The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

                    Name                    Position and Recent Business Experience
                    ----                    ---------------------------------------
                    Ross Margolies          Managing Director and Senior Portfolio
                                            Manager

                                            Mr. Margolies began his career
                                            with SaBAM in 1992, working in
                                            various investment management
                                            positions.  and currently is the
                                            Director of Equities.  Prior to
                                            joining SaBAM, Mr. Margolies worked
                                            as a high yield bond analyst at Lehman
                                            Brothers and as a senior credit analyst
                                            at Prudential Capital Corporation.


                    Robert M. Donahue, Jr.  Managing Director and Co-Portfolio
                                            Manager

                                            Mr. Donahue joined SaBAM in 1997
                                            and has managed various mutual
                                            funds and private accounts during
                                            that time. Prior to joining SaBAM,
                                            Mr. Donahue was equity analyst at
                                            Gabelli and Company.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

RESEARCH  PORTFOLIO

PORTFOLIO
MANAGER             Massachusetts Financial Services Company

INVESTMENT
OBJECTIVE           Long-term growth of capital and future income

PRINCIPAL           The Portfolio normally invests at least 80% of its
INVESTMENT          total assets in common stocks and related
STRATEGY            securities (such as preferred stocks, convertible securities and depositary receipts). The Portfolio focuses on companies that the Portfolio Manager believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.
                    The Portfolio may invest in companies of any size. The
                    Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.

                    A committee of investment research analysts selects portfolio securities for the Portfolio. This committee includes investment analysts employed by the Portfolio Manager and its affiliate. The committee allocates the Portfolio's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

                    The Portfolio may invest in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money.  An investment in
                    the Portfolio is subject to the following principal risks described under "Introduction-- General Risk Factors":

                           o  MANAGER RISK        o  MARKET AND COMPANY RISK


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                                 RESEARCH
                           [To be Updated]

          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                             xXx                             >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        63

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter (OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchange. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus may create a greater risk of loss than securities of larger capitalization or established companies. Shares of the Portfolio, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund that invests entirely in proven growth stocks.


                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. The following bar chart shows the Portfolio's annual total return from year-to-year. The accompanying table shows the Portfolio's average annual total return for 1 year and since its inception date as compared to the applicable market index. The average annual total return includes reinvestment of dividends and distributions. This may help you weigh the risk of investing in the Portfolio.
                    Of course, past performance does not necessarily indicate future results.

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

[Performance Bar Chart Follows:]

                     RESEARCH PORTFOLIO -- ANNUAL TOTAL RETURN

Year        1999     2000
           24.23%    -4.54%

   |--------------------------------------------|  |--------------------|
   |         AVERAGE ANNUAL TOTAL RETURN        |  |     BEST QUARTER   |
   |--------------------------------------------|  |--------------------|
   |                         1 YEAR    8/17/98  |  | Quarter Ended      |
   |                             (INCEPTION)    |  |                    |
   |  Portfolio's Average                       |  | 12/31/99... 21.71% |
   |    Annual Total Return   (4.54)%   13.73%  |  |--------------------|
   |  Standard & Poor's 500                     |  |    WORST QUARTER   |
   |    Index                 (9.10)%    8.38%  |  |--------------------|
   |  Russell Mid-Cap Index    8.25%    13.42   |  | Quarter Ended      |
   |                                            |  |                    |
   |                                            |  | 12/31/00...(12.35)%|
   |--------------------------------------------|  |--------------------|

                    The Standard & Poor's 500 Index is comprised of 500 U.S. stocks. The Russell Mid-Cap Index consists of the 800 smallest companies in the Russell 1000 Index.

MORE ON THE         Massachusetts Financial Services Company ("MFS")
PORTFOLIO           has managed the Portfolio since its inception. MFS
MANAGER             is the United State's oldest mutual fund organization.
                    MFS and its predecessor organizations have managed money since 1924 and founded the first mutualfund in the United States. MFS is a subsidiary of Sun Life Assurance
                    Company of Canada (U.S.), which in turn is an indirect subsidiary of Sun Life Assurance Company of Canada ("Sun
                    Life"). Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the United States since 1895. Net assets under management of the MFS organization were approximately
                    $141 billion as of December 31, 2000. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.


                    The Portfolio is managed by a committee of research analysts employed by MFS and its investment advisory affiliates.

                    MFS also manages the Mid-Cap Growth Portfolio and the Total Return Portfolio.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


CAPITAL  APPRECIATION  PORTFOLIO

PORTFOLIO
MANAGER             A I M Capital Management Group, Inc.

INVESTMENT
OBJECTIVE           Long-term capital growth

PRINCIPAL           The Portfolio invests primarily in equity
INVESTMENT          securities the Portfolio Manager believes to be
STRATEGY            undervalued relative to the Portfolio Manager's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. The Portfolio also may invest in preferred stocks and debt instruments that are consistent with its investment objective.
                    Although the Portfolio may receive income from these investments, they will be purchased for their potential for growth of capital and not for their ability to generate income. The Portfolio also may invest up to 25% of its assets in foreign securities. The Portfolio Manager focuses on undervalued equity securities of:

                            o    out-of-favor cyclical growth companies

                            o    established growth companies that are
                                 undervalued compared to historical relative valuation parameters

                            o companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities

                            o companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values

                    The Portfolio Manager usually sells a particular security when it believes the company no longer fits into any of the above categories. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities. As a result, the Portfolio may not achieve its investment objective.


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                                    CAPITAL
                                 APPRECIATION
                           [To be Updated]

          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                               xXx                           >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        66

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money. An investment in the
                    Portfolio is subject to the following
                    principal risks described under "Introduction -- General
                    Risk Factors":


                           o MANAGER RISK       o MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o VALUE INVESTING RISK. Undervalued stocks may not realize their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks. Value stocks typically underperform when other investing styles, such as growth investing, are in favor.


                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. The following bar chart shows the Portfolio's annual total return from year-to-year. The accompanying table shows the Portfolio's average annual total return for 1 year, 5 years and since its inception date as compared to the applicable market index. The average annual total returns include reinvestment of dividends and distributions.
                    This may help you weigh the risk of investing in the Portfolio. Of course, past performance does not necessarily indicate future results. A I M Capital Management, Inc. has managed the Portfolio since April 1, 1999. Prior to that date, different firms managed the Portfolio and performance is attributable to those firms.

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

[Performance Bar Chart Follows:]

                      CAPITAL APPRECIATION -- ANNUAL TOTAL RETURN

Year     1993    1994    1995    1996    1997    1998    1999    2000
         8.31%  -1.59%  30.16%  20.26%  28.95%  12.68%   24.64%  -15.22%


   |-------------------------------------------------|  |--------------------|
   |         AVERAGE ANNUAL TOTAL RETURN             |  |     BEST QUARTER   |
   |-------------------------------------------------|  |--------------------|
   |                         1 YEAR  5 YEAR  5/4/92  |  | Quarter Ended      |
   |                               (INCEPTION)       |  | 12/31/99... 17.50% |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return  (15.22)%  13.05% 12.81% |  |--------------------|
   |  Standard & Poor's 500                          |  |    WORST QUARTER   |
   |    Index                 (9.10)%  18.33%  16.71%|  |--------------------|
   |                                                 |  | Quarter Ended      |
   |                                                 |  |  9/30/98..(13.12)% |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|

                    The Standard & Poor's 500 Index is comprised of 500 U.S. stocks.


                                        68


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MORE ON THE         A I M Capital Management Group, Inc. ("A I M
PORTFOLIO           Capital") has managed the Portfolio since April 1,
MANAGER             1999. A I M Capital is an indirect subsidiary of AMVESCAP, one of the world's largest independent investment
                    companies. As of December 31, 2000, A I M Capital and its immediate parent, A I M Advisors, Inc., managed approximately $170 billion in assets. The address of A I M
                    Capital is 11 Greenway Plaza, Houston, TX 77046. The following persons at A I M Capital are primarily responsible for the day-to-day investment decisions of the Portfolio:


                    Name                Position and Recent Business Experience
                    ----                ---------------------------------------
                    Joel E. Dobberpuhl  Senior Portfolio Manager

                                        Mr. Dobberpuhl has been associated with
                                        A I M Capital and/or its affiliates
                                        since 1990.

                    Robert A. Shelton   Senior Portfolio Manager

                                        Mr. Shelton has been associated with
                                        A I M Capital and/or its affiliates
                                        since 1995.  Prior to 1995, he was a
                                        financial analyst for CS First
                                        Boston.

                    Evan G. Harrel      Senior Portfolio Manager

                                        Mr. Harrel has been associated with
                                        A I M Capital and/or its affiliates
                                        since 1998.  From 1994 to 1998, he was
                                        Vice President of Van Kampen
                                        American Capital Asset Management, Inc.
                                        and a portfolio manager of
                                        various growth and equity funds.

                    A I M Capital also manages the Strategic Equity Portfolio.

                                        69


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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GROWTH  AND  INCOME  PORTFOLIO

PORTFOLIO
MANAGER             Janus Capital Corporation

INVESTMENT
OBJECTIVE           Long-term capital growth and current income.

PRINCIPAL           The Portfolio normally emphasizes investments in
INVESTMENT          common stocks. It will normally invest up to 75%
STRATEGY            of its assets in equity securities selected primarily for
                    their growth potential, and at least 25% of its assets in securities the Portfolio Manager believes have income potential. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.

                    The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. The Portfolio emphasizes aggressive growth stocks and may derive a significant portion of its income from dividend-paying common stocks. Because of these factors, the Portfolio's net asset value may fluctuate more than other equity funds.

                    The Portfolio Manager shifts assets between the growth and income components of the Portfolio based on the Portfolio Manager's analysis of relevant market, financial and economic conditions. If the Portfolio Manager believes that growth securities will provide better returns than the yields available or expected on income-producing securities, the Portfolio will place a greater emphasis on the growth component.

                    The growth component of the Portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.

                    The income component of the Portfolio will consist of securities that the Portfolio Manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may

===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.

                                     GROWTH
                                       AND
                                     INCOME

                           [To be Updated]
          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                                 xXx                         >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        70


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                    be included in the income component of the Portfolio if they currently pay dividends or the Portfolio Manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

                    The Portfolio may also invest in:

                           o  debt securities

                           o foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets) (without limit)

                           o high-yield/high-risk bonds (up to 35%) of any quality

                           o  index/structured securities

                           o options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

                           o securities purchased on a when-issued, delayed
                             delivery or forward commitment basis O illiquid investments (up to 15%)

                           o special situation companies

                    CASH AND CASH EQUIVALENTS. When the Portfolio Manager believes that market conditions are unfavorable for profitable investing or when it is otherwise unable to locate attractive investment opportunities for the Portfolio, the Portfolio's cash or similar investments may increase. The Portfolio Manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

                    PORTFOLIOTURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL           Any investment involves the possibility that you will lose
RISKS               money or not make money. An investment in the Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

                           o  MANAGER RISK                o  CREDIT RISK

                           o  MARKET AND COMPANY RISK     o  MATURITY RISK

                           o  INCOME RISK

                           o  INTEREST RATE RISK

                                        71


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                    An investment in the Portfolio is subject to the following additional principal risks:

                           o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.
                              Growth-oriented funds will typically underperform when value investing is in favor.

                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund.

                           o HIGH-YIELD BOND RISK. High yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential price volatility and principal and income risk. High yield bonds are not considered investment grade.

                           o SPECIAL SITUATIONS RISK. A " special situation" arises when, in the Portfolio Manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not attract the anticipated attention.

                    An investment in the Portfolio may also be subject to the following additional non-principal risks:

                           o DERIVATIVE RISK. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to manage exchange rate risk. The use of these instruments may benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the Portfolio Manager's judgment proves incorrect.

                           o SECTOR RISK. The Portfolio may, at times, invest more than 25% of its assets in securities of issuers in one or more market sectors, such as technology. To the extent the Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a fund that has not concentrated its investments.

                                        72


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                           o  SMALL COMPANY RISK. Investing in securities of
                              small companies may involve greater risks than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earning and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

                           o CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. Performance information is only shown for funds that have had a full calendar year of operations. Since the Growth and Income Portfolio commenced operations on or about
                    October 2, 2000, there is no performance information included in this prospectus.

MORE ON THE         Janus Capital Corporation has managed the
PORTFOLIO           Portfolio since its inception. Janus Capital has
MANAGER             been an investment adviser since 1970, and provides advisory services to managed accounts and investment companies. As of December 31, 2000, Janus Capital managed approximately $250.8 billion in assets. The address of Janus
                    Capital is 100 Fillmore Street, Denver, Colorado 80206.

                    Janus Capital is owned in part by Stilwell Financial Inc. ("Stilwell"), which owns approximately 88.7% of the outstanding voting stock of Janus Capital. Stilwell is a publicly traded holding company with principal operations in financial asset management businesses. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 6.2% of Janus Capital's voting stock and, by agreement with Stilwell, selects at least a majority of Janus Capital's Board subject to the approval of Stilwell, which approval cannot be unreasonably withheld.

                    The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    Name               Position and Recent Business Experience
                    ----               ---------------------------------------
                    David J. Corkins   Executive Vice President and Portfolio
                                       Manager of the Portfolio since its
                                       inception.

                                       Mr. Corkins joined Janus Capital in 1995 as a research analyst specializing in domestic financial services companies and a variety of foreign industries. Prior to joining Janus Capital, he was the Chief Financial Officer of Chase U.S. Consumer Services, Inc., a
                                       Chase Manhattan mortgage business.

                    Janus Capital also manages the Special Situations Portfolio and the Growth Portfolio.


                                        73


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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CAPITAL  GROWTH  PORTFOLIO

PORTFOLIO
MANAGER             Alliance Capital Management L.P.

INVESTMENT
OBJECTIVE           Long-term total return

PRINCIPAL           The Portfolio invests primarily in common stocks of
INVESTMENT          companies where the potential for change (earnings
STRATEGY            acceleration) appears to be significant.

                    The Portfolio Manager applies a growth-oriented investment philosophy defined by its:

                     o EARLY RECOGNITION OF CHANGE

                       o Value is created through the dynamics of
                         changing economic, industry and company
                         fundamentals

                       o The Portfolio Manager's willingness to
                         invest on incomplete information

                       o Judgment about the future, not merely
                         extrapolation of the past

                       o Invest in one to two year relative earnings
                         strength at an early stage and at a
                         reasonable price

                     o COMMITMENT TO FUNDAMENTAL RESEARCH

                       o Twenty-one fundamental analysts covering
                         U.S. companies

                     o EMPHASIS ON STOCK SELECTION

                       o Emphasis on companies and industries where
                         the potential for change (earnings
                         acceleration) is significant

                       o Remain fully invested


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                                       CAPITAL
                                       GROWTH

                           [To be Updated]
          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                                   xXx                       >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        74


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


               Although the Portfolio will focus on companies with market capitalizations of up to $5 billion, the Portfolio remains flexible and may invest in securities of larger companies. The Portfolio may also engage in short sales of securities it expects to decline in price. The Portfolio may invest a substantial portion of its assets in securities issued by small, small-cap and mid-cap companies. These companies may offer greater opportunities for share price increase than larger companies. Equity and debt securities in which the Portfolio normally invests include common and preferred stocks, convertible securities, bonds, and notes.

                    The Portfolio may invest in:

                     o foreign securities (including in emerging or
                           developing markets)

                     o foreign currencies, options

                     o lower-quality, high yielding debt securities
                       (commonly called "junk bonds")

                     o "zero-coupon" bonds

                     o "payment-in-kind" bonds

                    At times the Portfolio may invest more than 25% of its assets in securities of issuers in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. The Portfolio would only overweight its investments in a particular market sector if the investment return available from such overweighting in that sector justifies any additional risk associated with heavily investing in that sector.

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money. An investment in
                    the Portfolio is subject to the following principal risks described under "Introduction-- General Risk Factors":

                           o MANAGER RISK       o MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.


                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


                                        75


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                           o  SMALL COMPANY RISK. Investing in securities of
                              small companies may involve greater risk than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

                           o MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

                           o HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential price volatility and principal and income risk. High-yield bonds are not considered investment grade.


                           o INDUSTRY CONCENTRATION RISK. Since the Portfolio invests primarily in securities of companies in a particular market sector, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. The following bar chart shows the Portfolio's annual total return from year-to-year. The accompanying table shows the Portfolio's average annual total return for 1 year, and since its inception date as compared to the applicable market index. The average annual total return includes reinvestment of dividends and distributions. This may help you weigh the risk of investing in the Portfolio.
                    Of course, past performance does not necessarily indicate future results. Alliance Capital Management L.P. has managed the Portfolio since March 1, 1999. Prior to that date, a different firm managed the Portfolio and performance is attributable to that firm.

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.



                                        76


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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[Performance Bar Chart Follows:]

                      CAPITAL GROWTH -- ANNUAL TOTAL RETURN
Year     1999    2000
        25.56%   -17.12%


   |--------------------------------------------|  |--------------------|
   |         AVERAGE ANNUAL TOTAL RETURN        |  |     BEST QUARTER   |
   |--------------------------------------------|  |--------------------|
   |                          1 YEAR   8/17/98  |  | Quarter Ended      |
   |                             (INCEPTION)    |  |                    |
   |  Portfolio's Average                       |  |  12/31/99...25.08% |
   |    Annual Total Return  (17.12)%    5.92%  |  |--------------------|
   |  Standard & Poor's                         |  |    WORST QUARTER   |
   |    Mid-Cap 400 Index     17.50%    19.49%  |  |--------------------|
   |                                            |  | Quarter Ended      |
   |                                            |  |                    |
   |                                            |  | 12/31/00...(12.44)%|
   |--------------------------------------------|  |--------------------|

                    The Standard & Poor's Mid-Cap 400 Index is comprised of 400 mid-cap U.S. stocks.

MORE ON THE         Alliance Capital Management L.P. ("Alliance
PORTFOLIO           Capital") is a leading global investment
MANAGER             management firm supervising client accounts with assets as of December 31, 2000, totaling approximately $454 billion. Alliance Capital provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios.

                    Alliance Capital, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA" Financial"), is the general partner. As of December 31, 2000, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. ("NYSE") in the form of units ("Alliance Holding Units"). As of December 31, 2000, AXA Financial, together with ACMC and certain of its other wholly-owned subsidiaries, beneficially owned approximately 2% of the outstanding Alliance Holding Units and 53% of the outstanding Alliance Units. AXA Financial is a Delaware corporation whose shares are traded on the NYSE. AXA Financial is a wholly-owned subsidiary of AXA.


                                        77
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                    The following person at Alliance Capital is primarily
                    responsible for the day-to-day investment decisions of the
                    Portfolio:

                    Name             Position and Recent Business Experience
                    ----             ---------------------------------------
                    Alden Stewart    Executive Vice President and Portfolio
                                     Manager

                                     Mr. Stewart has been employed by Alliance
                                     Capital since 1971.

                                        78


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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STRATEGIC  EQUITY  PORTFOLIO

PORTFOLIO
MANAGER             A I M Capital Management, Inc.

INVESTMENT
OBJECTIVE           Capital appreciation


PRINCIPAL           The Portfolio invests principally in common stocks
INVESTMENT          that have market capitalizations, at the time of
STRATEGY            purchase, within the range of market capitalizations
                    of companies included in the S&P MidCap 400 Index.
                    The Portfolio Manager focuses on companies it believes are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The
                    Portfolio Manager usually sells a particular security when any of those factors materially changes. As a result of the Portfolio's investment strategy, the market prices of many of the securities purchased and held by the Portfolio may fluctuate widely.
                    Any income received from securities held by the Portfolio is incidental.


                    The Portfolio consists primarily of securities of two basic categories of companies: (a) "core" companies, which the Portfolio Manager considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies that the Portfolio Manager believes are currently enjoying a dramatic increase in profits.

                    The Portfolio's strategy does not preclude investment in large, seasoned companies that the Portfolio Manager believes possess superior potential returns similar to companies with formative growth profiles. The Portfolio also invests in established smaller companies (under $500 million in market capitalization) which may offer exceptional value based upon substantially above-average earnings growth potential relative to market value.


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                                        STRATEGIC
                                         EQUITY

                           [To be Updated]
          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                                     xXx                     >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        79


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money.  An investment in
                    the Portfolio is subject to the following principal risks described under "Introduction -- General Risk Factors":

                           o MANAGER RISK       o MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

                           o SMALL COMPANY RISK. Investing in securities of small companies may involve greater risks than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.


                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


                           o MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. The following bar chart shows the Portfolio's annual total return changes from year-to-year. The accompanying table shows the Portfolio's average annual total return for 1 year, 5 years and since its inception date as compared to the applicable market index. The average annual total return includes reinvestment of dividends and distributions. This may help you weigh the risk of investing in the Portfolio. Of course, past performance does not necessarily indicate future results.

                    A I M Capital Management, Inc. has managed the Portfolio since March 1, 1999. Prior to that date, a different firm managed the Portfolio and performance is attributable to that firm.

                                        80

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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

[Performance Bar Chart Follows:]

                      STRATEGIC EQUITY -- ANNUAL TOTAL RETURN
Year     1996    1997    1998    1999     2000
        19.39%  23.16%   0.84%   56.24%   -12.45%


   |-------------------------------------------------|  |--------------------|
   |         AVERAGE ANNUAL TOTAL RETURN             |  |     BEST QUARTER   |
   |-------------------------------------------------|  |--------------------|
   |                        1 YEAR   5YEAR   10/2/95 |  | Quarter Ended      |
   |                                      (INCEPTION)|  | 12/31/99... 39.19% |
   | Portfolio's Average                             |  |                    |
   |   Annual Total Return (12.45)%  15.19%   14.50% |  |--------------------|
   | Russell Midcap Index    8.25%   16.69%   16.53% |  |    WORST QUARTER   |
   | Russell 2000 Index     (3.02)%  10.31%   10.25% |  |--------------------|
   | Russell Midcap                                  |  | Quarter Ended      |
   |   Growth Index        (11.75)%  17.77%   17.27% |  | 12/31/00..(21.47)% |
   | S&P MidCap 400 Index   __.__%   __.__%   __.__% |  |                    |
   |-------------------------------------------------|  |--------------------|

                    The Russell MidCap Index is consisted of the 800 smallest companies in the Russell 1000 Index, which contains the 1,000 largest companies in the United States. The Russell 2000 Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.

                    The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

                    The Standard & Poor's Midcap 400 Index consists of 400
                    U.S. stocks chosen for market size, liquidity and industy group representation. It is a market-value weighted index (stock price times shares outstanding), with each stock affecitng the Index in proportion to its market value.


                    The Portfolio Manager has determined that the Russell Midcap Growth Index and the S&P MidCap 400 Index are the most appropriate indices to use for comparative purposes. In the future, they will be the only benchmarks compared to the Portfolio.


                                        81


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


MORE ON THE         A I M Capital Management, Inc. ("A I M Capital") has
PORTFOLIO           managed the Portfolio since March 1, 1999. A I M
MANAGER             Capital is an indirect subsidiary of AMVESCAP, one of the
                    world's largest independent investment companies. As of December 31, 2000, A I M Capital and its immediate parent,
                    A I M Advisors, Inc., managed approximately $170 billion in assets. The address of A I M Capital is 11 Greenway Plaza,
                    Houston, Texas 77046.

                    The following persons at A I M Capital are primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    Name                 Position and Recent Business Experience
                    ----                 ---------------------------------------
                    Robert M. Kippes     Senior Portfolio Manager

                                         Mr. Kippes has been associated with
                                         A I M Capital since 1989.

                    Kenneth A. Zschappel Senior Portfolio Manager

                                         Mr. Zschappel has been associated with
                                         A I M Capital and/or its affiliates
                                         since 1990.

                      Ryan E. Crane      Portfolio Manager

                                         Mr. Crane has been associated with
                                         A I M Capital since 1994.

                      Jay K. Rushin      Portfolio Manager

                                         Mr. Rushin has been associated with
                                         A I M Capital from 1998 to the present
                                         and 1994 to 1996.  During the period of
                                         1996 to 1998, Mr. Rushin worked
                                         as an associate equity analyst at
                                         Prudential Securities.

                    A I M Capital Management, Inc. also manages the Capital Appreciation Portfolio.


                                        82


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------



SPECIAL  SITUATIONS  PORTFOLIO

PORTFOLIO
MANAGER             Janus Capital Corporation

INVESTMENT
OBJECTIVE           Capital appreciation.

PRINCIPAL           The Portfolio invests primarily in common stocks
INVESTMENT          selected for their capital appreciation
STRATEGY            potential. The Portfolio emphasizes stocks of "special
                    situation" companies that the Portfolio Manager believes have been overlooked or undervalued by other investors. A "special situation" arises when, in the Portfolio Manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends.
                    Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. The Portfolio Manager pays particular attention to companies that it thinks have high free cash flows.

                    The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Portfolio Manager chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.

                                           SPECIAL
                                          SITUATIONS

                           [To be Updated]
          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                                       xXx                   >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        83


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                    The Portfolio is non-diversified. In other words, it may
                    hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

                    The Portfolio may also invest in:

                           o  debt securities

                           o foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets)

                           o  high-yield bonds (up to 35%) of any quality

                           o  index/structured securities

                           o options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

                           o securities purchased on a when-issued, delayed delivery or forward commitment basis

                           o  illiquid investments (up to 15%)

                      CASH AND CASH EQUIVALENTS. When the Portfolio Manager believes that market conditions are unfavorable for profitable investing or when it is otherwise unable to locate attractive investment opportunities for the Portfolio, the Portfolio's cash or similar investments may increase. The Portfolio Manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

                      PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money.  An investment in
                    the Portfolio is subject to the following principal risks described under "Introduction-- General Risk Factors":

                           o  MANAGER RISK

                           o  MARKET AND COMPANY RISK

                                        84


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o SMALL COMPANY RISK. Investing in securities of small companies may involve greater risks than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earning and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund.

                           o HIGH-YIELD BOND RISK. High yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential price volatility and principal and income risk. High yield bonds are not considered investment grade.

                           o SPECIAL SITUATIONS RISK. Investments in special situations companies may not appreciate if an anticipated development does not occur or does not attract the anticipated attention.

                           o DIVERSIFICATION RISK. A non-diversified fund will be more volatile than a diversified fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified fund's net asset value.

                    An investment in the Portfolio may also be subject to the following additional non-principal risks:

                           o DERIVATIVE RISK. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to manage exchange rate risk. The use of these instruments may benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the Portfolio Manager's judgment proves incorrect.

                                        85


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                           o SECTOR RISK. The Portfolio may, at times, invest more than 25% of its assets in securities of issuers in one or more market sectors, such as technology. To the extent the Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a fund that has not concentrated its investments.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. Performance information is only shown for portfolios that have had a full calendar year of operations.
                    Since the Special Situations Portfolio commenced operations on October 2, 2000, there is no performance information included in this prospectus.

MORE ON THE         Janus Capital Corporation has managed the
PORTFOLIO           Portfolio since its inception. Janus Capital has
MANAGER             been an investment adviser since 1970, and provides advisory services to managed accounts and investment companies. As of December 31, 2000, Janus Capital managed approximately $250.8 billion in assets. The address of Janus
                    Capital is 100 Fillmore Street, Denver, Colorado 80206.

                    Janus Capital is owned in part by Stilwell Financial Inc. ("Stilwell"), which owns approximately 88.7% of the outstanding voting stock of Janus Capital. Stilwell is a publicly traded holding company with principal operations in financial asset management businesses. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 6.2% of Janus Capital's voting stock and, by agreement with Stilwell, selects at least a majority of Janus Capital's Board subject to the approval of Stilwell, which approval cannot be unreasonably withheld.

                    The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    Name              Position and Recent Business Experience
                    ----              ---------------------------------------
                    David C. Decker   Executive Vice President and Portfolio
                                      Manager of the Portfolio since its
                                      inception.

                                      Mr. Decker joined Janus Capital in 1992
                                      and has managed various other
                                      mutual funds and private accounts since
                                      that time.  Mr. Decker has earned the
                                      right to use the Chartered Financial
                                      Analyst designation.

                    Janus Capital also manages the Growth and Income Portfolio and Growth Portfolio.


                                        86


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MID-CAP  GROWTH  PORTFOLIO

PORTFOLIO
MANAGER             Massachusetts Financial Services Company

INVESTMENT
OBJECTIVE           Long-term growth of capital

PRINCIPAL           The Portfolio normally invests at least 65% of its
INVESTMENT          total assets in common stocks and related
STRATEGY            securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential.

                    The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap Growth Index at the time of the Portfolio's investment. The Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000 Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell MidCap Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 65% investment policy. As of December 31, 2000, the top of the Russell Midcap Growth Index was $[ ] billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

                    Growth companies are companies that the Portfolio Manager considers well-run and poised for growth. The Portfolio Manager looks particularly for companies which demonstrate:

                           o a strong franchise, strong cash flows and a
                             recurring revenue stream

                           o a solid industry position, where there is
                             potential for high profit margins and substantial barriers to new entry in the industry

                           o a strong management team with a clearly defined
                             strategy

                           o a catalyst that may accelerate growth


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                                             MID-CAP
                                             GROWTH

                           [To be Updated]
          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                                         xXx                 >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        87


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                    ThePortfolio uses a bottom-up, as opposed to a top-down,
                    investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts and not selected based on the industry in which they belong.

                    The Portfolio may invest in foreign securities (including emerging markets securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

                    The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money.  An investment in
                    the Portfolio is subject to the following principal risks described under "Introduction-- General Risk Factors":

                           o MANAGER RISK       o MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

                           o OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies which are smaller or newer than those listed on the New York or American Stock Exchange. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus may create a greater risk of loss than securities of larger capitalization or established companies. Therefore, shares of the Portfolio are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

                                        88


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                           o  GROWTH INVESTING RISK. Growth stocks may be more
                              volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.


                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


                           o EMERGING MARKET RISK. Investment in emerging markets countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after the Portfolio investments in those currencies. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                              Many of the emerging securities
                              markets are relatively small, have
                              low trading volumes, suffer periods of
                              relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that may restrict the transfer of currency from a given country; or creation of government monopolies.


                           o DIVERSIFICATION RISK. A non-diversified fund will be more volatile than a diversified fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified fund's net asset value.


                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

                                        89


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. The following bar chart shows the Portfolio's annual total return from year-to-year. The accompanying table shows the Portfolio's average annual total return for 1 year, and since its inception date as compared to the applicable market index. The average annual total return includes reinvestment of dividends and distributions. This may help you weigh the risk of investing in the Portfolio.
                    Of course, past performance does not necessarily indicate future results. Massachusetts Financial Services Company has managed the Portfolio since August 17, 1998.

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

[Performance Bar Chart Follows:]

                      MID CAP GROWTH -- ANNUAL TOTAL RETURN

Year             1999     2000
                79.05%    8.18%


   |------------------------------------------------|  |--------------------|
   |         AVERAGE ANNUAL TOTAL RETURN            |  |     BEST QUARTER   |
   |------------------------------------------------|  |--------------------|
   |                         1 YEAR       8/17/98   |  | Quarter Ended      |
   |                                   (INCEPTION)  |  | 12/31/99... 41.28% |
   |  Portfolio's Average                           |  |                    |
   |    Annual Total Return    8.18%     40.56%     |  |--------------------|
   |  Russell Mid-Cap Index    8.25%     13.42      |  |    WORST QUARTER   |
   |  Russell 2000 Index      (3.02)%     7.40%     |  |--------------------|
   |                                                |  | Quarter Ended      |
   |                                                |  | 12/31/00...(10.71)%|
   |                                                |  |                    |
   |------------------------------------------------|  |--------------------|

                    The Russell MidCap Index is comprised of the 800 smallest companies in the Russell 1000 Index, which contains the 1,000 largest companies in the United States. The Russell 2000 Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.


                                        90


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


MORE ON THE         Massachusetts Financial Services Company ("MFS") has
PORTFOLIO           managed the Portfolio since its inception. MFS is the
MANAGER             oldest U.S. mutual fund organization. MFS and its predecess or organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.)
                    which in turn is an indirect subsidiary of Sun Life
                    Assurance Company of Canada ("Sun Life"). Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the United States since 1895. Net assets under management of the MFS organization were approximately $141 billion as of December 31, 2000. The address of MFS is 500 Boylston
                    Street, Boston, Massachusetts 02116.



                    The following persons at MFS are primarily responsible for the day-to-day investment decisions of the Portfolio:

                    Name               Position and Recent Business Experience
                    ----               ---------------------------------------
                    Mark Regan         Senior Vice President of MFS

                                       Mr. Regan has been employed as a
                                       portfolio manager by MFS since 1989.

                    David E. Sette     Vice President of MFS
                       -Ducati
                                       Mr. Sette-Ducati has been employed as a
                                       portfolio manager by MFS since 1995.

                    MFS also manages the Research Portfolio and the Total Return Portfolio.

                                        91


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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SMALL  CAP  PORTFOLIO

PORTFOLIO
MANAGER             Capital Guardian Trust Company

INVESTMENT
OBJECTIVE           Long-term capital appreciation

PRINCIPAL           The Portfolio invests primarily in equity
INVESTMENT          securities of small capitalization ("small-cap")
STRATEGY            companies. The Portfolio Manager considers small cap
                    companies to be companies that have total market capitalization within the range of companies included in the:

                           o  Russell 2000 Index

                           o  Standard & Poor's Small Cap 600 Index

                      Both indexes are broad indexes of small capitalization stocks. As of December 31, 2000, the range of market capitalization companies in the Russell Index was $[ ] million to $[ ] billion, the range of the market capitalization companies in the S&P 600 Index was $[ ] million to $[ ] billion, and the combined range was $[ ] million to $[ ] billion. The Portfolio may invest up to 35% of its assets in companies outside this combined range.

                    Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights.

                    The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.

                    The Portfolio may also hold up to 15% of its assets in money market instruments and repurchase agreements.


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                                                SMALL
                                                 CAP

                           [To be Updated]
          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                                           xXx               >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        92


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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PRINCIPAL           Any investment involves the possibility that you
RISKS will lose money or not make money. An investment in the Portfolio is subject to the following principal risks described under "Introduction -- General Risk Factors":

                           o MANAGER RISK       o MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o SMALL COMPANY RISK. Investing in securities of small companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small cap companies offers potential for above-average returns, the companies may not succeed and the value of stock shares could decline significantly.

                           o OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter (OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies. Shares of the Portfolio, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund that invests entirely in proven growth stocks.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. The following bar chart shows the Portfolio's annual total return from year-to-year. The accompanying table shows the Portfolio's average annual total return for 1 year and since its inception date as compared to the applicable market index. The average annual total returns include reinvestment of dividends and distributions. This may help you weigh the risk of investing in the Portfolio.
                    Of course, past performance does not necessarily indicate future results. Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Prior to that date, a different firm managed the Portfolio and performance is attributable to that firm.

                                        93


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

[Performance Bar Chart Follows:]

                      SMALL CAP -- ANNUAL TOTAL RETURN

Year     1996    1997    1998    1999    2000
        20.10%  10.32%  20.98%  50.61%   -18.25%

   |-------------------------------------------------|  |--------------------|
   |         AVERAGE ANNUAL TOTAL RETURN             |  |     BEST QUARTER   |
   |-------------------------------------------------|  |--------------------|
   |                         1 YEAR           1/3/96 |  | Quarter Ended      |
   |                               (INCEPTION)       |  | 12/31/99... 33.90% |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return  (18.25)%        14.58%  |  |--------------------|
   |  Russell 2000 Index      (3.02)%        10.31%  |  |    WORST QUARTER   |
   |                                                 |  |--------------------|
   |                                                 |  | Quarter Ended      |
   |                                                 |  |  9/30/98..(19.52)% |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|

                    The Russell 2000 Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.


                                        94


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


MORE ON THE         Capital Guardian Trust ("Capital Guardian"),
PORTFOLIO           located at 333 South Hope Street, Los Angeles, CA
MANAGER             90071, began management of the Portfolio on February 1,
                    2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and manages over $121.7 billion in assets as of December 31, 2000. Capital Guardian is a Trust Company and, therefore, is not required to register as an investment advisor pursuant to provisions of the Investment Advisers
                    Act of 1940.


                    The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    Name                 Position and Recent Business Experience
                    ----                 ---------------------------------------
                    Michael R. Ericksen  Mr. Erickson is a Senior Vice President
                                         and portfolio manager for Capital
                                         Guardian Trust Company, and joined the
                                         Capital Guardian Trust organization in
                                         1986.

                    James S. Kang        Mr. Kang is a Vice President for
                                         Capital International Research, Inc.
                                         with research and portfolio management
                                         responsibilities with Capital Guardian
                                         Trust Company, and joined the Capital
                                         Guardian Trust organization in 1987.

                    Robert G. Kirby      Mr. Kirby is a Chairman Emeritus and a
                                         portfolio manager of Capital Guardian
                                         Trust Company, and was a founding
                                         officer of the Capital Guardian Trust
                                         organization in 1968.

                    Karen A. Miller      Ms. Miller is a Senior Vice President
                                         and Director of Capital International
                                         Research, Inc. with portfolio
                                         management responsibilities for
                                         Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         organization in 1990.

                    Lawrence R. Solomon  Mr. Solomon is a Senior Vice President
                                         and Director of Capital International
                                         Research, Inc. with portfolio
                                         management responsibilities for
                                         Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         organization in 1984.

                                        95


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


GROWTH  PORTFOLIO

PORTFOLIO
MANAGER             Janus Capital Corporation

INVESTMENT
OBJECTIVE           Capital appreciation


PRINCIPAL           The Portfolio invests primarily in common stocks
INVESTMENT          selected for their growth potential.  The Fund may
STRATEGY            invest in companies of any size, from larger,
                    well-established companies to smaller, emerging growth companies.

                    The Portfolio may invest without limit in foreign equity and debt securities and less than 35% of its net assets in high-yield bonds.

                    The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, it looks for companies with earnings growth potential one at a time. If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

                    The Portfolio may also invest in:

                           o foreign securities (including in emerging or
                             developing markets)

                           o forward foreign currency contracts, futures
                             and options

                           o debt securities

                           o  high yield bonds (up to 35%) of any quality

                    When the Portfolio Manager believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual--they represent the assets that remain after the Portfolio Manager has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Portfolio Manager considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                                                 GROWTH

                           [To be Updated]
          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                                             xXx             >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        96


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-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money.  An investment in
                    the Portfolio is subject to the following principal risks described under "Introduction -- General Risk Factors":

                           o  MANAGER RISK

                           o  MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                          o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.
                              Growth-oriented funds will typically underperform when value investing is in favor.

                           o SMALL COMPANY RISK. Investing in securities of small companies may involve greater risks than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.


                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund.


                           o HIGH YIELD BOND RISK. High yield bonds (commonly referred to "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential price volatility and principal and income risk. High yield bonds are not considered investment grade.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE         The performance information does not include
                    insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

                                        97


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


[Performance Bar Chart Follows:]

                     GROWTH PORTFOLIO -- ANNUAL TOTAL RETURN
Year       1999    2000
          78.13%   -21.99%


   |--------------------------------------------|  |--------------------|
   |         AVERAGE ANNUAL TOTAL RETURN        |  |     BEST QUARTER   |
   |--------------------------------------------|  |--------------------|
   |                         1 YEAR    8/14/98  |  | Quarter Ended      |
   |                             (INCEPTION)    |  |                    |
   |  Portfolio's Average                       |  | 12/31/99...41.31%  |
   |    Annual Total Return  (21.99)%   21.59%  |  |--------------------|
   |  Standard & Poor's 500                     |  |    WORST QUARTER   |
   |    Index                 (9.10)%    8.38%  |  |--------------------|
   |                                            |  | Quarter Ended      |
   |                                            |  |                    |
   |                                            |  |12/31/00...(19.98)% |
   |--------------------------------------------|  |--------------------|

                    The Standard & Poor's 500 Index is comprised of 500 U.S. Stocks.

MORE ON THE         Janus Capital Corporation has managed the
PORTFOLIO           Portfolio since March 1, 1999. Janus Capital has
MANAGER             been an investment adviser since 1970, and provides advisory services to managed accounts and investment companies. As of December 31, 2000, Janus Capital managed approximately $250.8 billion in assets. The address of Janus
                    Capital is 100 Fillmore Street, Denver, Colorado 80206.

                    Janus Capital is owned in part by Stilwell Financial Inc. ("Stilwell"), which owns approximately 88.7% of the outstanding voting stock of Janus Capital. Stilwell is a publicly traded holding company with principal operations in financial asset management businesses. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 6.2% of Janus Capital's voting stock and, by agreement with Stilwell, selects at least a majority of Janus Capital's Board subject to the approval of Stilwell, which approval cannot be unreasonably withheld.


                    The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    Name                Position and Recent Business Experience
                    ----                ---------------------------------------
                    Warren M. Lammert   Executive Vice President

                                        Mr. Lammert has been employed by Janus
                                        Capital since 1987 and has managed
                                        various other mutual funds and private
                                        accounts during that time.  Mr. Lammert
                                        has been employed by Janus Capital
                                        since 1987 and  has managed various
                                        other mutual funds and private accounts
                                        during that time.  Mr. Lammert has
                                        earned the right to use the Chartered
                                        Financial Analyst designation.

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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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REAL  ESTATE  PORTFOLIO

PORTFOLIO
MANAGER             The Prudential Investment Corporation

INVESTMENT
OBJECTIVE           Capital appreciation.  Current income is a secondary
                    objective.

PRINCIPAL           The Portfolio invests primarily in equity securities of
INVESTMENT          companies in the real estate industry that are listed
STRATEGY            on national exchanges or the National Association of
                    Securities Dealers Automated Quotation System ("NASDAQ").
                    The Portfolio Manager selects securities generally for long-term investment.

                    The Portfolio invests the majority of its assets in companies that have at least 50% of their assets in, or that derive at least 50% of their revenues from, the following sectors of the real estate industry:

                           o ownership (including listed real estate investment
                             trusts)

                           o construction and development

                           o asset sales

                           o property management or sale

                           o other related real estate services

                    The Portfolio may invest more than 25% of its assets in any of the above sectors. The Portfolio also may invest in:

                           o equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry

                           o financial institutions which issue or service
                             mortgages o securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                                                    REAL
                                                   ESTATE

                           [To be Updated]
          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                                               xXx           >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        99


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money.  An investment in
                    the Portfolio is subject to the following principal risks described under "Introduction -- General Risk Factors":

                           o MANAGER RISK       o MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o REAL ESTATE RISK. Although the Portfolio will not invest in real estate directly, the Portfolio may invest in real estate industry companies, including real estate investment trusts. As a result, the Portfolio may be subject to certain risks associated with direct ownership of real estate and the real estate industry in general. These risks include declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, tenant credit worthiness and ability to meet rent obligations, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, and increase in interest rates.

                              In addition, real estate investment trusts
                              (called "REITs") may be affected by any changes in the value of the underlying property owned by the REIT or by the quality of any credit extended. REITs are dependent upon management skills. Some REITs may not be highly diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code of 1986 and to maintain an exemption under the Investment Company Act of 1940.

                           o INDUSTRY CONCENTRATION RISK. Since the Portfolio invests primarily in securities of companies in the real estate industry, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by industry.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. The following bar chart shows the Portfolio's annual total return from year-to-year. The average annual total returns below include reinvestment of dividends and distributions. The accompanying table shows the Portfolio's average annual total return for 1 year, 5 years, 10 years and since its inception date as compared to the applicable market index. This may help you weigh the risk of investing in the Portfolio. Of course, past performance does not necessarily indicate future results. The Prudential
                    Investment Corporation has managed the Portfolio since April
                    28, 2000. Prior to that date, a different firm managed the Portfolio and performance is attributable to that firm.

                                        100


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

[Performance Bar Chart Follows:]


                      REAL ESTATE -- ANNUAL TOTAL RETURN

Year     1991    1992    1993    1994    1995    1996    1997    1998     1999    2000
         34.06%  13.87%  17.27%  6.34%   16.59%  35.30%  22.79%  (13.45%) (3.81)% 30.99%


   |-----------------------------------------------------------|  |--------------------|
   |              AVERAGE ANNUAL TOTAL RETURN                  |  |     BEST QUARTER   |
   |-----------------------------------------------------------|  |--------------------|
   |                         1 YEAR  5 YEAR  10 YEAR  1/24/89  |  | Quarter Ended      |
   |                                  (INCEPTION)              |  |                    |
   |  Portfolio's Average                                      |  | 3/31/91... 23.44%  |
   |    Annual Total Return  30.99%  12.62%   14.93%   10.08%  |  |--------------------|
   |  Wilshire Real Estate                                     |  |    WORST QUARTER   |
   |    Securities Index     30.74%  11.31%   11.40%   5.87%   |  |--------------------|
   |                                                           |  | Quarter Ended      |
   |                                                           |  |  9/30/90..(15.18)% |
   |                                                           |  |                    |
   |-----------------------------------------------------------|  |--------------------|


                    The Wilshire Real Estate Securities Index consists of real estate investment trusts (REITs) and real estate operating companies (REOCs).

MORE ON THE         The Prudential Investment Corporation ("PIC"), a
PORTFOLIO           registered investment advisor, located at
MANAGER             Prudential Plaza, Newark, NJ 07102-4077, subadvises the
                    Portfolio through one of its specialized investment management groups, Prudential Real Estate Investors
                    ("PREI"). PIC is a direct subsidiary of The Prudential
                    Insurance Company of America ("The Prudential"), located at the same address as PIC. PIC currently serves as the investment advisor to substantially all of the funds within the Prudential mutual fund complex. PRESI is located at Gateway CenterZ, McCarter Highway and Market Street, Newark
                    NJ 07102. PRESI specializes in investing in publicly traded equity securities of Real Estate Investment Trusts (REITS) and real estate operating companies. The investment approach, used by PRESI in making investment decisions, is a value-oriented adaptation of economic value added analysis.

                    The Portfolio is managed by a team of investment professionals at PRESI led by Catherine C. Creswell who became Managing Director and Senior Portfolio Manager in March, 2000 and who is primarily responsible for the day-to-day investment decisions of the portfolio. Prior to that she was Managing Director and Director of Real Estate Securities Research for PRESI, responsible for all the Unit's extensive research activity.

                                        101


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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HARD  ASSETS  PORTFOLIO

PORTFOLIO
MANAGER             Baring International Investment Limited

INVESTMENT
OBJECTIVE           Long-term capital appreciation

PRINCIPAL
INVESTMENT          The Portfolio invests primarily in the equities of
STRATEGY            producers of commodities.

                    Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies, including structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

                        o precious metals

                        o ferrous and non-ferrous metals o
                           integrated oil

                        o exploration/production

                        o gas/other hydrocarbons

                        o forest products

                        o agricultural commodities

                        o  other basic materials that can be priced by a market

                    The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                                                      HARD
                                                     ASSETS

                            [To be Updated]
          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                                                 xXx         >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        102


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    The Portfolio also may invest in:

                        o securities of foreign issuers, including up to 35%
                          in South Africa

                        o companies not engaged in natural resources/hard
                          asset activities

                        o investment-grade corporate debt

                        o U.S. government or foreign obligations

                        o money market instruments

                        o repurchase agreements

                        o special classes of shares available only to
                          foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country

                        o  derivatives

                    Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

                        o common stock

                        o direct equity interests in trusts

                        o preferred stock

                        o joint ventures

                        o rights

                        o "partly paid" securities

                        o warrants

                        o partnerships

                        o "when-issued" securities

                        o restricted securities

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

                    The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money.  An investment in
                    the Portfolio is subject to the following principal risks described under "Introduction-- General Risk Factors":

                           o MANAGER RISK       o MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

                                       103


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                           o SECTOR CONCENTRATION RISK. Since the Portfolio may invest up to 50% of its assets in one particular hard asset sector, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more

                           o INDUSTRY CONCENTRATION RISK. Since the Portfolio invests primarily in securities of companies engaged in natural resources/hard asset activities and may concentrate in securities of companies engaged in gold operations, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by industry.

                           o OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter (OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies. Shares of the Portfolio, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund that invests entirely in proven growth stocks.

                           o FOREIGN INVESTMENT RISK. The Portfolio may purchase securities in any foreign country, developed or underdeveloped. In many foreign countries, there is less publicly available information about companies than is available in the United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

                              Since investment may be concentrated in South Africa, political and social conditions in South Africa, due to former segregation policies of the South African government and unsettled political conditions prevailing in South Africa and neighboring countries, investment may pose certain risks to the Portfolio's investments. If aggravated by local or international developments, such risk could have an adverse effect on investment in South Africa, including the Portfolio's investments and possibly, the liquidity of the Portfolio and its ability to meet shareholder redemption requests.

                              The values of foreign investments
                              may be affected by changes in currency
                              rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

                                        104


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                           o  DIVERSIFICATION RISK. A non-diversified fund will
                              be more volatile than a diversified fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified fund's net asset value.


                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. The following bar chart shows the Portfolio's annual total return from year-to-year. The accompanying table shows the Portfolio's average annual total return for 1 year, 5 years, 10 years and since its inception date as compared to the applicable market index. The average annual total returns include reinvestment of dividends and distributions. This may help you weigh the risk of investing in the Portfolio. Of course, past performance does not necessarily indicate future results. Baring International
                    Investment Limited has managed the Portfolio since March 1,
                    1999. Prior to that date, a different firm managed the Portfolio and performance is attributable to that firm.

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

[Performance Bar Chart Follows:]

                      HARD ASSETS -- ANNUAL TOTAL RETURN

Year     1991    1992    1993    1994    1995    1996    1997    1998     1999   2000
         4.70%   -9.81%  49.93%  2.53%   10.69%  33.17%  6.22%   -29.58%  23.36% -4.73%



   |-----------------------------------------------------------|  |--------------------|
   |              AVERAGE ANNUAL TOTAL RETURN                  |  |     BEST QUARTER   |
   |-----------------------------------------------------------|  |--------------------|
   |                         1 YEAR  5 YEAR  10 YEAR  1/24/89  |  | Quarter Ended      |
   |                                    (INCEPTION)            |  |                    |
   |  Portfolio's Average                                      |  | 12/31/93... 21.80% |
   |    Annual Total Return (4.73)%   3.20%   6.52%     5.65%  |  |--------------------|
   |  Standard & Poor's 500                                    |  |    WORST QUARTER   |
   |    Index               (9.10)%  18.33%  17.44%    16.11%  |  |--------------------|
   |  Russell 2000 Index    (3.02)%  10.31%  15.53%    11.84%  |  | Quarter Ended      |
   |                                                           |  |  9/30/98...(19.01)%|
   |                                                           |  |                    |
   |-----------------------------------------------------------|  |--------------------|

                    The Standard & Poor's Index is comprised of 500 U.S. stocks. The Russell 2000 Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.


                                        105


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MORE ON THE         Baring International Investment Limited ("Baring
PORTFOLIO           International") has managed the Portfolio since
MANAGER             March 1, 1999. Baring International is a subsidiary of
                    Baring Asset Management Holdings Limited ("Baring").
                    Baring is the parent of the world-wide group of investment management companies that operate under the collective name
                    "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in The Netherlands with worldwide insurance and banking subsidiaries. The address of Baring International is 155 Bishopsgate, London.

                    Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring's predecessor corporation was founded in 1762. Baring Asset Management provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2000, Baring Asset Management managed approximately $[ ] billion of assets.

                    The following person at Baring International is primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    Name              Position and Recent Business Experience
                    ----              ---------------------------------------
                    Mark Latham       Investment Manager

                                      Mr. Latham has been an
                                      investment professional with
                                      Baring International Investment
                                      Limited and its ING affiliates
                                      since 1987 and has 18 years of
                                      investment experience.

                    Baring International also manages the Developing World Portfolio and the Hard Assets Portfolio.

                                        106


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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INTERNET  TOLLKEEPER/SM/  PORTFOLIO*

PORTFOLIO
MANAGER             Goldman Sachs Asset Management

INVESTMENT
OBJECTIVE           Long-term growth of capital

PRINCIPAL           The Portfolio invests, under normal circumstances,
INVESTMENT          at least 90% of its total assets in equity
STRATEGY            securities and at least 65% of its total assets in equity
                    securities of "Internet Tollkeeper" companies. The
                    Portfolio Manager seeks to achieve its investment objective by investing in equity securities of companies that the Portfolio Manager believes will benefit from the growth of the Internet by providing access, infrastructure, content and services to Internet companies and customers. Internet
                    TollkeeperSM companies are companies in the media, telecommunications, technology and Internet sectors, which provide access, infrastructure, content and services to Internet companies and customers. In general, the Portfolio
                    Manager defines a tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The
                    Portfolio Manager anticipates that tollkeeper companies may increase revenue by "increasing traffic," or customers and sales, and raising "tolls," or prices. The Portfolio Manager does not define companies that merely have an Internet site or sell some products over the Internet as Internet
                    Tollkeepers although the Portfolio may invest in such companies as part of the Portfolio's 35% basket of securities which are not or may not be defined as Internet
                    Tollkeepers.

                    Examples of Internet Tollkeeper companies may include:

                           o Access providers that enable individuals and businesses to connect to the Internet through, for example, cable systems or the telephone network;

                           o Infrastructure companies that provide items such as servers, routers, software and storage necessary for companies to participate in the Internet;

                           o Media content providers that own copyrights, distribution networks and/or programming who may benefit from increased advertising by Internet companies and/or from having new distribution channels;

* "Internet TollkeeperSM" is a service mark of Goldman, Sachs& Co. Goldman, Sachs & Co. has licensed the service mark to Directed
  Services, Inc. to use in connection with the Portfolio.

===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.

                                                       INTERNET
                                                     TOLLKEEPER/SM/

                            [To be Updated]
          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                                                   xXx       >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        107


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                        o  Service providers that may facilitate transactions,
                           communications, security, computer programming and back-office functions for Internet businesses.

                    Because the Portfolio concentrates its investments in Internet Tollkeeper companies, the Portfolio's performance may be substantially different from the returns of the broader stock market and of "pure" Internet funds.

                    The Portfolio may participate significantly in the initial public offering (IPO) market. The Portfolio may also invest up to 35% of its total assets in companies whose rapid adoption of an internet strategy is expected to improve their cost structure, revenue opportunities or competitive advantage and internet-based companies that the Portfolio Manager believes exhibit a sustainable business model.

                    Although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging markets or countries and securities quoted in foreign currencies.

                    The Portfolio Manager may temporarily change these strategies if it believes economic conditions make it necessary to try to protect the Portfolio from potential loss. In this case, the Portfolio may invest in U.S. government securities, repurchase agreements collateralized by U.S. Government Securities, CD's, brokers acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a remaining maturity of less than one year, which may prevent the Portfolio from achieving its investment goal.

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money.  An investment in
                    the Portfolio is subject to the following principal risks described under "Introduction -General Risk Factors":

                           o  MANAGER RISK     o  MARKET AND COMPANY RISK

                           o  CREDIT RISK      o  INTEREST RATE RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

                           o IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on the Portfolio during the start-up phase when the Portfolio's asset base is relatively small. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant.

                           o INDUSTRY CONCENTRATION RISK. Since the Portfolio invests primarily in securities of Internet companies or Internet-related companies, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified across different industry sectors.

                                        108


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                           o PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up and down. The Portfolio invests in companies participating in the growth of the Internet, which may give the Portfolio higher volatility than a portfolio that invests in equities of other industries, or a broader spectrum of industries. The prices of these companies may be affected by intense competition, changing technologies, consumer preferences, problems with product compatibility, government regulation, interest rates, and investor optimism or pessimism with little or no basis in traditional economic analysis.

                           o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

                           o EMERGING MARKET RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

                              Many of the emerging securities markets
                              are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

                              Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                           o STOCK RISK. The risk that stock prices have historically risen and fallen in periodic cycles. As of the date of this prospectus, U.S. stock markets and certain foreign stock markets were trading at or close to record high levels. There is no guarantee that such levels will continue.

                                        109


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                           o  DERIVATIVE RISK. The risk that loss may result
                              from a portfolio's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a portfolio.

                           o LIQUIDITY RISK. The risk that a portfolio will not be able to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Portfolios that invest in non-investment grade fixed-income securities, small capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate. The Portfolio expects to invest a significant percentage of its assets in funds for which Goldman Sachs now or in the future acts as investment adviser or underwriter. Redemptions by the Portfolio of its position in a fund may further increase liquidity risk and may impact a portfolio's NAV.

                           o REIT RISK. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a portfolio to effect sales of an advantageous time or without a substantial drop in price.

                    This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. Performance information is only shown for portfolios that have had a full year of operations. Since the Internet TollkeeperSM Portfolio commenced operations on or about May 1, 2001, performance for previous calendar years is not available.

MORE ON THE         Goldman Sachs Asset Management (Goldman Sachs)
PORTFOLIO           has managed the Portfolio since its inception.
MANAGER             Goldman Sachs is a unit of the Investment Management
                    Division (IMD) of Goldman, Sachs & Co. Goldman Sachs provides a wide range of discretionary investment advisory services, quantitatively driven and actively managed to U.S.
                    and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products and money market accounts. As of December 31, 2000, Goldman Sachs, along with units of IMD, had assets under management of $______ billion. The address of Goldman Sachs is 32 Old
                    Slip, New York, New York 10005.

                    The Internet TollkeeperSM Portfolio is managed by a team of portfolio managers at Goldman Sachs. The following persons are primarily responsible for the day-to-day investment decisions of the Portfolio:

                                        110


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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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

                      Name                    Position and Recent Business Experience
                      ----                    ---------------------------------------
                      George D. Adler         Mr. Adler is a vice president and senior portfolio manager of Goldman Sachs.  He joined the company as a portfolio
                                              manager in 1997.  From 1990 to 1997, Mr. Adler was a
                                              portfolio manager at Liberty Investment Management, Inc.
                                              (Liberty) and its predecessor firm, Eagle Asset
                                              Management (Eagle).

                      Steve Barry             Mr. Barry is a vice president and senior portfolio
                                              manager of Goldman Sachs.  He joined the company as a portfolio manager in 1999.  From 1988 to 1999, Mr. Barry was a portfolio manager at Alliance Capital Management L.P.

                      Robert G. Collins       Mr. Collins is a managing director and senior portfolio
                                              manager of Goldman Sachs.  He joined the company as a portfolio manager and co-chair of the growth equity committee in 1997.  From
                                              1991 to 1997, Mr. Collins was a portfolio manager at Liberty and its predecessor firm, Eagle.

                      Herbert E. Ehlers       Mr. Ehlers is a managing director, senior portfolio manager and chief investment officer of the growth equity investment team of
                                              Goldman Sachs.  He joined the company in 1997.  From 1994 to 1997,
                                              Mr. Ehlers was the chief investment officer and chairman at Liberty, and from 1984 to 1994 was a portfolio manager and president at
                                              Liberty's predecessor firm, Eagle.

                      Gregory H. Ekizian      Mr. Ekizian is a managing director and senior portfolio
                                              manager of Goldman Sachs.  He joined the company as a portfolio manager and co-chair of the growth equity investment committee in
                                              1997.  From 1990 to 1997, Mr. Ekizian was a portfolio manager at
                                              Liberty and its predecessor firm, Eagle.

                      Scott Kolar             Mr. Kolar is a vice president and a portfolio manager of
                                              Goldman Sachs.  He joined the company as an equity analyst in 1997 and became a portfolio manager in 1999.  From 1994 to 1997, Mr. Kolar was an equity analyst and information systems specialist at Liberty.

                      Ernest C. Segundo, Jr.  Mr. Segundo is a vice president and senior portfolio manager of Goldman Sachs.  He joined the company as a portfolio manager in 1997.  From 1992 to 1997, Mr. Segundo was a portfolio manager at Liberty and its predecessor firm, Eagle.

                      David G. Shell          Mr. Shell is a managing director and senior portfolio
                                              manager of Goldman Sachs.  He joined the company as a portfolio manager in 1997.  From 1987 to 1997, Mr. Shell was a portfolio manager at Liberty and its predecessor firm, Eagle.



                                        111


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INTERNATIONAL  EQUITY  PORTFOLIO

PORTFOLIO
MANAGER             ING Pilgrim Investments, Inc.

INVESTMENT
OBJECTIVE           Long-term growth of capital.

PRINCIPAL           Under normal conditions, the Portfolio invests at
INVESTMENT          least 65% of its net assets in equity securities
STRATEGY            of issuers located in countries outside of the United
                    States. The Portfolio generally invests at least
                    75% of its total assets in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the portfolio manager believes they present attractive investment opportunities. The Portfolio also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

                    The Portfolio Manager primarily uses "bottom-up" fundamental analysis to identify stocks that it believes offer good value relative to their peers in the same industry, sector or region. The Portfolio Manager also uses "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the portfolio manager focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

                    The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small- and medium-sized companies.

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money.  An investment in
                    the Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

                           o  MANAGER RISK

                           o  MARKET AND COMPANY RISK

===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.

                                                      INTERNATIONAL
                                                         EQUITY

                            [To be Updated]
          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                                                     xXx     >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        112

-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

                              To the extent that the Portfolio
                              invests in emerging market countries,
                              the risks may be greater, partly
                              because emerging market countries may be less politically and economically stable than other countries. It may also be difficult to buy and sell securities in emerging market countries.

                              To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, a portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund.

                           o MEDIUM AND SMALL COMPANY RISK. The Portfolio primarily invests in equity securities of larger companies. However, the Portfolio may also invest in small- and medium-sized companies. Investing in securities of medium and small companies may involve greater risks than investing in larger, more established issuers. Medium and small companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, medium and small companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of medium and small company stocks tend to rise and fall in value more than other stocks. Although investing in smaller companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

                           o LIQUIDITY RISK. Securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

                           o DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

                           o EMERGING MARKET RISK. Investment in emerging markets countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                              Many of the emerging securities
                              markets are relatively small, have
                              low trading volumes, suffer periods of
                              relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls (may be unable to transfer currency from a given country); or creation of government monopolies.

                           o MARKET TRENDS RISK. From time to time, the stock market may not favor the securities in which the Portfolio invests.

                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment performance. Performance information is only shown for portfolios that have had a full calendar year of operations.
                    Since the International Equity Portfolio has not commenced operations, performance for previous calendar years is not available.

MORE ON THE         ING Pilgrim Investments, Inc. ("ING Pilgrim")
PORTFOLIO           serves as the portfolio manager to the Portfolio.
MANAGER             ING Pilgrim also serves as an investment adviser to other
                    registered investment companies (or series thereof), as well as to privately managed accounts.

                    ING Pilgrim is a wholly owned subsidiary of ReliaStar Financial Corp. and an indirect wholly owned subsidiary of ING Groep, N.V., a publicly traded company based in The Netherlands with worldwide insurance and banking subsidiaries. As of December 31, 2000, ING Pilgrim managed over $[ ] billion in assets. The principal address of ING Pilgrim is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. INGPilgrim is affiliated with DSI through their common ownership by INGGroep, N.V.

                    ING Pilgrim also manages the Growth Opportunity Portfolio and the Small Cap Opportunity Portfolio.

                    The following persons at ING Pilgrim are primarily responsible for the day-to-day investment decisions of the
                    Portfolio:


                    Name                 Position and Recent Business Experience
                    ----                 ---------------------------------------
                    Richard T. Saler     Senior Vice President and Director of International
                                         Equity Investment Strategy of ING Pilgrim. From 1986
                                         until July 2000, Mr. Saler was Senior Vice President
                                         and Director of International Equity
                                         Strategy at Lexington Management Corporation
                                         ("Lexington"), which was acquired by ING Pilgrim's
                                         parent company in July 2000).

                    Phillip A. Schwartz  Senior Vice President and Director of International
                                         Equity Investment Strategy of ING Pilgrim.  Prior to joining ING
                                         Pilgrim in July 2000, Mr. Schwartz was Senior Vice President and
                                         Director of International Equity Investment Strategy at Lexington,
                                         which was acquired by ING Pilgrim's parent company in July 2000.
                                         Prior to 1993, Mr. Schwartz was a Vice President of European Research
                                         Sales with Cheuvreux de Virieu in Paris and New York.


-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


DEVELOPING  WORLD  PORTFOLIO

PORTFOLIO
MANAGER             Baring International Investment Limited

INVESTMENT
OBJECTIVE           Capital appreciation

PRINCIPAL           The Developing World Portfolio invests primarily
INVESTMENT          in the equity securities of companies in
STRATEGY            "emerging market countries." The Portfolio normally invests in at least six emerging market countries with no more than 35% of its assets in any one country. Emerging market countries are those that are identified as such in the Morgan Stanley Capital International Emerging Markets
                    Free Index, or the International Finance Corporation
                    Emerging Market Index, or by the Portfolio Manager because they have a developing economy or because their markets have begun a process of change and are growing in size and/or sophistication. As of the date of this prospectus, the Portfolio Manager considers the following to be emerging market countries:


                     LATIN AMERICA         ASIA          EUROPE          MIDDLE EAST
                     Argentina             Bangladesh    Czech Republic  Israel
                     Brazil                China*        Greece          Jordan
                     Chile                 India         Hungary
                     Colombia              Indonesia     Poland          AFRICA
                     Costa Rica            Korea         Russia          Egypt
                     Jamaica               Malaysia      Turkey          Ghana
                     Mexico                Pakistan      Croatia         Ivory Coast
                     Peru                  Philippines   Estonia         Kenya
                     Trinidad and Tobago   Sri Lanka                     Morocco
                     Uruguay               Taiwan                        Nigeria
                     Venezuela             Thailand                      South Africa
                                           Vietnam                       Tunisia
                                           Hong Kong                     Zimbabwe

                    * Includes Chinese companies that are quoted on the Hong
                      Kong Stock Exchange.


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                                                          DEVELOPING
                                                            WORLD

                           [To be Updated]
          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                                                       xXx   >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        115



-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    The Portfolio Manager, when defining "emerging markets," recognizes the International Finance Corporation definition of an emerging market as being those countries where the Gross Domestic Product is less than U.S. $10,000 a year per capita. In particular, the Portfolio Manager focuses on the constituent countries of the Morgan Stanley Emerging Free
                    Index. However, there are countries that satisfy the emerging definition even though they currently lie outside the Index.

                    The Portfolio Manager's philosophy is based on the belief that superior long-term results come from identifying unrecognized growth investment opportunities in countries and companies.

                    The Portfolio Manager's investment process seeks to deliver superior risk-adjusted returns by evaluating key investment drivers at both the country and company level.

                    As a result of in depth research into the key drivers of emerging market performance, the Portfolio Manager has defined a disciplined investment framework consisting of five critical drivers -- Growth, Liquidity, Currency,
                    Management and Valuation. Structured fundamental research takes place at the country and company level using the discipline of the investment framework. The research focuses on the key factors behind each of the five drivers. For example, with regards to growth, the Portfolio Manager focuses on the quality and direction of GDP growth in a country or the potential for earnings surprise at the company level. It is the structured fundamental research that drives both the country and company selection decision making.

                    Equity securities in which the Portfolio invests are primarily common stocks, but may also include other types of equity and equity derivative securities. The Portfolio may invest 10% in debt securities rated below investment-grade.

PRINCIPAL           Any investment involves the possibility that you
RISKS               will lose money or not make money.  An investment in
                    the Portfolio is subject to the following principal risks
                    described under "Introduction-- General Risk Factors":

                           o MANAGER RISK       o MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o EMERGING MARKET RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks.
                              Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S.
                              dollar in recent years, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                                        116



-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                              Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.
                              There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies;
                              expropriation or confiscatory taxation; seizure;
                              nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund.


                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment
                    performance. The following bar chart shows the Portfolio's annual total return from year-to-year. The accompanying
                    table shows the Portfolio's average annual total return for
                    1 year and since its inception date as compared to the
                    applicable market index. The average annual total return
                    includes reinvestment of dividends and distributions. This may help you weigh the risk of investing in the Portfolio.
                    Of course, past performance does not necessarily indicate
                    future results. Baring International Investment Limited has managed the Portfolio since March 1, 1999. Prior to that
                    date, a different firm managed the Portfolio and performance is attributable to that firm.

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.


                                        117



-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


[Performance Bar Chart Follows:]

                    DEVELOPING WORLD -- ANNUAL TOTAL RETURN

Year        1999     2000
            61.66%   -33.79%


   |--------------------------------------------------|  |--------------------|
   |              AVERAGE ANNUAL TOTAL RETURN         |  |     BEST QUARTER   |
   |--------------------------------------------------|  |--------------------|
   |                            1 YEAR      2/18/98   |  | Quarter Ended      |
   |                             (INCEPTION)          |  | 12/31/99...  31.50%|
   |  Portfolio's Average                             |  |                    |
   |    Annual Total Return     (33.79)%      7.93%   |  |--------------------|
   |  Morgan Stanley Capital                          |  |    WORST QUARTER   |
   |    International Emerging                        |  |--------------------|
   |    Markets Free Index      (30.61)%     (5.69)%  |  | Quarter Ended      |
   |                                                  |  |  6/30/98...(20.81)%|
   |--------------------------------------------------|  |--------------------|

                    The Morgan Stanley Capital International Emerging Markets
                    Free Index is comprised of equity securities in emerging markets.


                                        118



-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


MORE ON THE         Baring International Investment Limited ("Baring
PORTFOLIO           International") has managed the Portfolio since
MANAGER             March 16, 1999. Baring International is a subsidiary of
                    Baring Asset Management Holdings Limited ("Baring").
                    Baring is the parent of the world-wide group of investment management companies that operate under the collective name
                    "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in The Netherlands with
                    worldwide insurance and banking subsidiaries. The address of
                    Baring International is 155 Bishopsgate, London.


                    Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong
                    Kong and Tokyo. Baring's predecessor corporation was founded in 1762. Baring Asset Management provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2000, Baring Asset Management managed approximately $56.2 billion of assets.


                    The Developing World Portfolio is managed by a team of 24 investment professionals.

                    The following person at Baring International is primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    Name          Position and Recent Business Experience
                    ----          ---------------------------------------
                    Matt Linsey   Investment Manager

                                  Mr. Linsey has been an investment professional with Baring International and its ING affiliates since 1994 and has 17 years of investment experience.

                    Baring International also manages the Hard Assets Portfolio.

                                        119



-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


EMERGING  MARKETS  PORTFOLIO

PORTFOLIO
MANAGER             Baring International Investment Limited

INVESTMENT
OBJECTIVE           Long-term capital appreciation

PRINCIPAL           The Portfolio invests primarily in equity
INVESTMENT          securities of companies in at least six different
STRATEGY            emerging market countries. The Portfolio's investment
                    philosophy is to capitalize on emerging capital
                    markets in developing nations and other nations in which
                    economic and political factors are likely to produce above average growth rates.

                    Emerging market countries are those that are identified as such in the Morgan Stanley Capital International Emerging
                    Markets Free Index or the International Finance Corporation
                    Emerging Market Index, or by the Portfolio Manager because they have a developing economy or because their markets have begun a process of change and are growing in size and/or sophistication.

                    Equity securities that the Portfolio may invest include common stock and other securities with equity characteristics (such as preferred stock, rights and warrants, convertible securities and shares of investment companies).

                    The Portfolio Manager's philosophy is based on the belief that superior long term results come from identifying unrecognized growth investment opportunities in countries and companies.

                    The Portfolio Manager's investment process seeks to deliver superior risk adjusted returns by evaluating key investment drivers at both the country and company level.

                    As a result of in depth research into the key drivers of emerging market performance, the Portfolio Manager has defined an investment framework consisting of five critical drivers -- Growth, Liquidity, Currency, Management and
                    Valuation. Structured fundamental research takes place at the country and company level using the discipline of the investment framework. The research focuses on the key factors behind each of the five drivers. For example, for growth, it is the quality and direction of GDP growth in a country or the potential for earnings surprise at the company level that is the Portfolio Manager's focus. It is the structured fundamental research that drives both the country and company selection decision making.


===RELATIVE RISK COMPARISON=================================================
                           The following chart shows a risk comparison in relation to other portfolios in the Trust and not the market at large. It is not intended to indicate future risk or performance.


                                                            EMERGING
                                                             MARKETS

                           [To be Updated]
          L       A         D   L       G       M
        L M C F T A E   V R M M C A   C A C S S C S   R H I I D E
        A B B M R G I I E D C G V C R A I G E S G C G E A T E W M
    <<<----------------------------------------------------------->>>
    <<                                                         xXx >>
    <<<----------------------------------------------------------->>>
    <<LOWER RISK                                        HIGHER RISK>>
                                        120



-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

                    If the Portfolio is not fully invested in emerging market equity securities, the Portfolio Manager may invest the remainder of the Portfolio's assets (but not more than 35%) in:

                           o equity securities of issuers in developed economies

                           o debt securities issued or guaranteed by corporate or governmental issuers in an emerging market country, including Brady Bonds, or an industrialized country, including the United
                              States

                           o bank deposits or bank obligations, including certificates of deposit, time deposits, and bankers' acceptanceso mortgage-backed securities of banks in emerging market or industrialized countries, including the United States

                           o instruments issued by international development agencies

                           o high-quality money market instruments, including commercial paper and other short-term corporate debt obligations of issuers in industrialized and emerging market countries

                           o  debt securities that are rated below
                              investment-grade or, if not rated, of equivalent quality up to 10% of assets

                           o borrowings up to 10% of assets (which the Portfolio Manager may increase to 25% for temporary purposes)

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL           An investment in the Portfolio is subject to the
RISKS               following principal risks described under
                    "Introduction -- General Risk Factors":

                           o MANAGER RISK       o MARKET AND COMPANY RISK

                    An investment in the Portfolio is subject to the following additional principal risks:

                           o EMERGING MARKET RISK. Investment in emerging markets countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks.
                              Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S.
                              dollar in recent years, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                              Many of the emerging securities
                              markets are relatively small,
                              have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls;
                              forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization;
                              foreign exchange controls (may be unable to transfer currency from a given country); or creation of government monopolies.

                                        121



-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


                            o FOREIGN INVESTMENT RISK. Foreign investments may
                              be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

                              To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund.


                    This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will
                    fluctuate depending on the Portfolio's investment
                    performance. The following bar chart shows the Portfolio's annual total return changes from year-to-year. The
                    accompanying table shows the Portfolio's average annual
                    total return for 1 year, 5 years and since its inception
                    date as compared to the applicable market index. The average annual total return includes reinvestment of dividends and distributions. This may help you weigh the risk of investing in the Portfolio. Of course, past performance does not
                    necessarily indicate future results. Baring International
                    Investment Limited has managed the Portfolio since March 15,
                    2000. Prior to that date, a different firm managed the
                    Portfolio and performance is attributable to that firm.

                    The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.


                                        122



-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------


[Performance Bar Chart Follows:]

                      EMERGING MARKETS -- ANNUAL TOTAL RETURN

Year     1994    1995    1996    1997    1998    1999     2000
       -15.18% -10.11%   7.28%  -9.37%  -24.09%  85.30%   -33.88%

   |-------------------------------------------------|  |--------------------|
   |             AVERAGE ANNUAL TOTAL RETURN         |  |     BEST QUARTER   |
   |-------------------------------------------------|  |--------------------|
   |                        1 YEAR   5 YEAR   10/4/93|  | Quarter Ended      |
   |                                (INCEPTION)      |  | 12/31/99... 41.30% |
   | Portfolio's Average                             |  |                    |
   |   Annual Total Return  (33.88)% (1.99)%  (2.10)%|  |--------------------|
   | Morgan Stanley Capital                          |  |    WORST QUARTER   |
   |   International Emerging                        |  |--------------------|
   |   Markets Free Index   (30.61)% (4.17)%  (0.83)%|  | Quarter Ended      |
   |                                                 |  |  9/30/98..(23.43)% |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|

                    The Morgan Stanley Capital International Emerging Markets
                    Free Index is comprised of equity securities in emerging markets.


                                        123



-------------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

MORE ON THE         Baring International Investment Limited ("Baring
PORTFOLIO           International") has managed the Portfolio since
MANAGER             March 15, 2000. Baring International is a subsidiary of
                    Baring Asset Management Holdings Limited ("Baring").
                    Baring is the parent of the world-wide group of investment management companies that operate under the collective name
                    "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in The Netherlands with
                    worldwide insurance and banking subsidiaries. The address of
                    Baring International is 155 Bishopsgate, London.

                    Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong
                    Kong and Tokyo. Baring's predecessor corporation was founded in 1762. Baring Asset Management provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 1999, Baring Asset Management managed approximately $56.2 billion of assets.

                    The Emerging Markets Portfolio is managed by a team of 24 investment professionals.

                    The following person at Baring International is primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                      Name          Position and Recent Business Experience
                      ----          ---------------------------------------
                      Matt Linsey   Investment Manager

                                    Mr. Linsey has been an investment
                                    professional with Baring International
                                    and its ING affiliates since 1994 and has 15 years of investment experience.

                    Baring International also manages the Hard Assets Portfolio and the Developing World Portfolio.

                                        124



-------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the portfolio's financial performance for the past 5 years (or, if shorter, for the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with a portfolio's financial statements, are included in the annual report, which is available upon request.



 LIQUID ASSET PORTFOLIO*
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR          YEAR         YEAR         YEAR         YEAR
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                              12/31/00      12/31/99     12/31/98     12/31/97     12/31/96
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Year                           $    1.00    $    1.00    $    1.00    $    1.00     $   1.00
                                                              --------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income                                             0.59         0.046        0.050        0.050        0.049
                                                              --------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                             (0.059)      (0.046)      (0.050)      (0.050)      (0.049)
                                                              --------------------------------------------------------------
 Net Asset Value, End of Year                                 $    1.00    $    1.00    $    1.00    $    1.00     $   1.00
============================================================================================================================
 Total Return                                                      6.05%        4.74%        5.13%        5.07%        5.01%
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (in 000's)                           $ 718,891     $579,848     $211,730    $  59,453     $ 39,096
 Ratio of Operating Expenses to Average Net Assets                 0.55%        0.56%        0.59%        0.61%        0.61%
 Ratio of Net Investment Income to Average Net Assets              5.91%        4.71%        4.92%        4.99%        4.89%

----------------------------------------------------------------------------------------------------------------------------

    * On January 2, 1998, ING Investment Management, LLC ("IIM") became the Portfolio Manager of the Series. From August 13, 1996 to January 1, 1998, Equitable Investment Services, Inc., an affiliate of IIM, was the Portfolio Manager of the Series. Prior to August 13, 1996, the Series had been advised by other Portfolio Mangers.




 LIMITED MATURITY BOND PORTFOLIO*
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR          YEAR         YEAR         YEAR         YEAR
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                              12/31/00      12/31/99     12/31/98     12/31/97#    12/31/96#
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Year                           $   10.42    $   10.68    $   10.31    $   10.43     $  11.15
                                                              --------------------------------------------------------------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income                                             0.55         0.48         0.24         0.60         0.59
 Net Realized and Unrealized Gain(Loss) on Investments
    and Foreign Currencies                                         0.26        (0.36)        0.47         0.09        (0.13)
                                                              --------------------------------------------------------------
 Total from Investment Operations                                  0.81         0.12         0.71         0.69         0.46
                                                              --------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                             (0.70)       (0.38)       (0.34)       (0.81)       (1.15)
 Distributions from Capital Gains                                    --           --           --           --        (0.03)
                                                              --------------------------------------------------------------
 Total Distributions                                              (0.70)       (0.38)       (0.34)       (0.81)       (1.18)
                                                              --------------------------------------------------------------
 Net Asset Value, End of Year                                 $   10.53    $   10.42    $   10.68    $   10.31     $  10.43
============================================================================================================================
 Total Return                                                      7.73%        1.13%        6.86%        6.67%        4.32%
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (in 000's)                            $251,060     $207,109     $148,426    $  53,839     $ 81,317
 Ratio of Operating Expenses to Average Net Assets                 0.55%        0.57%        0.60%        0.61%        0.61%
 Ratio of Net Investment Income to Average Net Assets              6.11%        5.29%        5.15%        5.71%        5.33%
 Portfolio Turnover Rate                                                         128%          52%          81%         250%
----------------------------------------------------------------------------------------------------------------------------

     * On January 2, 1998, ING Investment Management, LLC ("IIM") became the Portfolio Manager of the Series. From August 13, 1996 to January 1, 1998, Equitable Investment Services, Inc., an affiliate of IIM, was the Portfolio Manager of the Series. Prior to August 13, 1996, the Series had been advised by other Portfolio Mangers.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 GLOBAL FIXED INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                                           YEAR         YEAR        PERIOD
                                                                                           ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                                                         12/31/00     12/31/99    12/31/98*#
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                                                   $   10.06    $   11.17     $  10.47
                                                                                        ------------------------------------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income                                                                       0.06         0.34         0.09
 Net Realized and Unrealized Gain/(Loss) on Investments
    and Foreign Currencies                                                                   0.03        (1.30)        0.74
                                                                                        ------------------------------------
 Total from Investment Operations                                                            0.09        (0.96)        0.83
                                                                                        ------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                                                       (0.55)       (0.14)       (0.09)
 Dividends in excess of net investment income                                                  --           --        (0.04)
 Distributions from Capital Gains                                                            0.001          --            --
 Distributions in excess of Capital Gains                                                      --        (0.01)          --
                                                                                        ------------------------------------
 Total Distributions                                                                        (0.55)       (0.15)       (0.13)
                                                                                        ------------------------------------
 Net Asset Value, End of Period                                                         $    9.60    $   10.06     $  11.17
============================================================================================================================
 Total Return                                                                                0.94%       (8.62)%       7.99%++
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                                                   $  47,126    $  30,371     $ 21,932
 Ratio of Operating Expenses to Average Net Assets                                           1.60%        1.60%        1.74%+
 Ratio of Net Investment Income to Average Net Assets                                        3.62%        3.17%        2.37%+
 Portfolio Turnover Rate                                                                      156%          87%          25%
----------------------------------------------------------------------------------------------------------------------------

     *   The Global Fixed Income Series commenced operations on August 14, 1998.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     1   Less than $0.01.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 FULLY MANAGED PORTFOLIO*
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR          YEAR         YEAR         YEAR         YEAR
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                              12/31/00      12/31/99     12/31/98     12/31/97     12/31/96
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Year                           $   15.05    $   15.23    $   15.73    $   14.82     $  13.79
                                                              --------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income                                             0.47         0.50         0.36         0.39         0.56
 Net Realized and Unrealized Gain on Investments
    and Foreign Currencies                                         2.78         0.53         0.55         1.86         1.69
                                                              --------------------------------------------------------------
 Total From Investment Operations                                  3.25         1.03         0.91         2.25         2.25
                                                              --------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                             (0.62)       (0.40)       (0.36)       (0.41)       (0.56)
 Distributions from Capital Gains                                 (1.06)       (0.81)       (1.05)       (0.93)       (0.66)
                                                              --------------------------------------------------------------
 Total Distributions                                              (1.68)       (1.21)       (1.41)       (1.34)       (1.22)
                                                              --------------------------------------------------------------
 Net Asset Value, End of Year                                 $   16.62    $   15.05    $   15.23    $   15.73     $  14.82
============================================================================================================================
 Total Return                                                     21.97%        6.92%        5.89%       15.27%       16.36%
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (in 000's)                            $373,548     $287,909     $246,196     $169,987      $136,660
 Ratio of Operating Expenses to Average Net Assets                 0.95%        0.97%        0.98%        0.99%        1.00%
 Ratio of Net Investment Income to Average Net Assets              3.284%       3.45%        2.83%        2.67%        3.83%
 Portfolio Turnover Rate                                             42%          36%          44%          48%          45%
----------------------------------------------------------------------------------------------------------------------------

     * Since January 1, 1995, T. Rowe Price Associates, Inc. has served as Portfolio Manager for the Fully Managed Series. Prior to that date, a different firm served as Portfolio Manager.




 TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                                           YEAR         YEAR        PERIOD
                                                                                           ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                                                         12/31/00     12/31/99    12/31/98*#
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                                                   $   15.80    $   15.80     $  14.88
                                                                                        ------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income                                                                       0.50         0.42         0.17
 Net Realized and Unrealized Gain on Investments
    and Foreign Currencies                                                                   2.07         0.11         0.86
                                                                                        ------------------------------------
 Total from Investment Operations                                                            2.57         0.53         1.03
                                                                                        ------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                                                       (0.63)       (0.31)       (0.11)
 Distributions from Capital Gains                                                           (0.74)       (0.22)          --
                                                                                        ------------------------------------
 Total Distributions                                                                        (1.37)       (0.53)       (0.11)
                                                                                        ------------------------------------
 Net Asset Value, End of Period                                                         $   17.00    $   15.80     $  15.80
============================================================================================================================
 Total Return                                                                               16.50%        3.38%        6.90%++
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                                                    $832,527     $675,754      $453,093
 Ratio of Operating Expenses to Average Net Assets                                           0.88%        0.91%        0.98%+
 Ratio of Net Investment Income to Average Net Assets                                       3.328%        3.04%        2.95%+
 Portfolio Turnover Rate                                                                       --           81%          37%
----------------------------------------------------------------------------------------------------------------------------

     *   The Total Return Series commenced operations on August 14, 1998.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 ASSET ALLOCATION GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     YEAR
                                                                                                                     ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   12/31/00
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                                                                              $  10.01
                                                                                                                   ---------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income                                                                                                 0.09
 Net Realized and Unrealized Gain/(Loss) on Investments
    and Foreign Currencies                                                                                            (0.68)
                                                                                                                   ---------
 Total from Investment Operations                                                                                     (0.59)
                                                                                                                   ---------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                                                                                 (0.01)
                                                                                                                   ---------
 Net Asset Value, End of Period                                                                                    $   9.40
============================================================================================================================
 Total Return                                                                                                         (5.90)%++
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                                                                              $  8,497
 Ratio of Operating Expenses to Average Net Assets                                                                     1.00%+
 Ratio of Net Investment Income to Average Net Assets                                                                  3.80%+
 Portfolio Turnover Rate                                                                                                 10%
----------------------------------------------------------------------------------------------------------------------------

     *   The Asset Allocation Growth Series commenced operations on October 2,
         2000.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.




 EQUITY INCOME PORTFOLIO*
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR          YEAR         YEAR         YEAR         YEAR
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                              12/31/00      12/31/99     12/31/98     12/31/97     12/31/96
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Year                           $   11.24    $   12.67    $   13.09    $   12.41     $  12.52
                                                              --------------------------------------------------------------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income                                             0.23         0.27         0.49         0.57         0.56
 Net Realized and Unrealized Gain/(Loss) on Investments
    and Foreign Currencies                                         1.18        (0.39)        0.58         1.58         0.52
                                                              --------------------------------------------------------------
 Total from Investment Operations                                  1.41        (0.12)        1.07         2.15         1.08
                                                              --------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                             (0.30)       (0.29)       (0.50)       (0.55)       (0.58)
 Distributions from Capital Gains                                 (0.68)       (1.02)       (0.99)       (0.92)       (0.61)
                                                              --------------------------------------------------------------
 Total Distributions                                              (0.98)       (1.31)       (1.49)       (1.47)       (1.19)
                                                              --------------------------------------------------------------
 Net Asset Value, End of Year                                 $   11.67    $   11.24    $   12.67    $   13.09     $  12.41
============================================================================================================================
 Total Return                                                     12.93%       (0.72)%       8.26%       17.44%        8.77%
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (in 000's)                            $298,092     $277,354     $278,074     $264,599      $272,791
 Ratio of Operating Expenses to Average Net Assets                 0.95%        0.96%        0.98%        0.99%        1.00%
 Ratio of Net Investment Income to Average Net Assets              1.98%        2.19%        3.63%        3.88%        3.86%
 Portfolio Turnover Rate                                             53%         122%          61%          79%         158%
----------------------------------------------------------------------------------------------------------------------------

     * Since March 1, 1999, T. Rowe Price Associates, Inc. has served as the Portfolio Manager of the Series. Prior to that date a different firm served as Portfolio Manager. Along with this change was a name change from the Multiple Allocation Series to the Equity Income Series.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 INVESTORS PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PERIOD
                                                                                                                     ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   12/31/00*
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                                                                              $  10.00
                                                                                                                   ---------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income                                                                                                 0.06
 Net Realized and Unrealized Gain/(Loss) on Investments
    and Foreign Currencies                                                                                             1.33
                                                                                                                   ---------
 Total from Investment Operations                                                                                      1.39
                                                                                                                   ---------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                                                                                 (0.05)
 Distributions from Capital Gains                                                                                  $  (0.28)
                                                                                                                   ---------
 Total Distributions                                                                                                  (0.33)
                                                                                                                   ---------
 Net Asset Value, End of Period                                                                                    $  11.06
============================================================================================================================
 Total Return                                                                                                         14.07%++
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                                                                              $  27,440
 Ratio of Operating Expenses to Average Net Assets                                                                     1.00%+
 Ratio of Net Investment Income to Average Net Assets                                                                  1.13%+
 Portfolio Turnover Rate                                                                                           xx.xx%
----------------------------------------------------------------------------------------------------------------------------

     *   The Investors Series commenced operations on February 1, 2000.
     +   Annualized
     ++  Non-annualized




 VALUE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR          YEAR         YEAR         YEAR        PERIOD
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                              12/31/00      12/31/99     12/31/98     12/31/97     12/31/96
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                         $   15.52    $   15.88    $   16.13    $   13.92     $  13.18
                                                              --------------------------------------------------------------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income                                             0.13         0.17         0.19         0.16         0.22
 Net Realized and Unrealized Gain/(Loss) on Investments
    and Foreign Currencies                                         1.22        (0.09)        0.06         3.63         1.18
                                                              --------------------------------------------------------------
 Total from Investment Operations                                  1.35         0.08         0.25         3.79         1.40
                                                              --------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                             (0.19)       (0.15)       (0.18)       (0.18)       (0.19)
 Distributions from Capital Gains                                 (0.07)       (0.29)       (0.32)       (1.40)       (0.47)
                                                              --------------------------------------------------------------
 Total Distributions                                              (0.26)       (0.44)       (0.50)       (1.58)       (0.66)
                                                              --------------------------------------------------------------
 Net Asset Value, End of Period                               $   16.61    $   15.52    $   15.88    $   16.13     $  13.92
============================================================================================================================
 Total Return                                                      8.77%        0.51%        1.55%       27.28%       10.62%
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                          $186,345     $141,595     $129,784      $80,048       $44,620
 Ratio of Operating Expenses to Average Net Assets                 0.95%        0.96%        0.98%        0.99%        1.00%
 Ratio of Net Investment Income to Average Net Assets              0.92%        1.11%        1.49%        1.31%        1.80%
 Portfolio Turnover Rate                                             --           62%         124%         128%         131%
----------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 RISING DIVIDENDS PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR          YEAR         YEAR         YEAR         YEAR
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                              12/31/00      12/31/99     12/31/98     12/31/97     12/31/96#
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Year                           $   24.84    $   22.01    $   20.04    $   15.81     $  13.30
                                                              --------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income                                             0.07         0.08         0.10         0.14         0.14
 Net Realized and Unrealized Gain on Investments
    and Foreign Currencies                                        (0.62)        3.41         2.74         4.57         2.61
                                                              --------------------------------------------------------------
 Total from Investment Operations                                 (0.55)        3.49         2.84         4.71         2.75
                                                              --------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                             (0.11)       (0.07)       (0.10)       (0.13)       (0.13)
 Distributions from Capital Gains                                 (0.65)       (0.59)       (0.77)       (0.35)       (0.11)
                                                              --------------------------------------------------------------
 Total Distributions                                              (0.76)       (0.66)       (0.87)       (0.48)       (0.24)
                                                              --------------------------------------------------------------
 Net Asset Value, End of Year                                 $   23.53    $   24.84    $   22.01    $   20.04     $  15.81
============================================================================================================================
 Total Return                                                     (2.11)%      15.88%       14.13%       29.82%       20.65%
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (in 000's)                            $941,024     $899,753     $574,843     $252,191      $126,239
 Ratio of Operating Expenses to Average Net Assets                 0.95%        0.96%        0.98%        0.99%        1.00%
 Ratio of Net Investment Income to Average Net Assets              0.30%        0.40%        0.72%        0.96%        0.99%
 Portfolio Turnover Rate                                             37%          27%          34%          26%          15%
----------------------------------------------------------------------------------------------------------------------------

     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.




 DIVERSIFIED MID-CAP PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     YEAR
                                                                                                                     ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   12/31/00
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                                                                              $  10.00
                                                                                                                   ---------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income                                                                                                 0.04
 Net Realized and Unrealized Gain/(Loss) on Investments
    and Foreign Currencies                                                                                            (0.13)
                                                                                                                   ---------
 Total from Investment Operations                                                                                     (0.09)
                                                                                                                   ---------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                                                                                 (0.02)
                                                                                                                   ---------
 Net Asset Value, End of Period                                                                                    $   9.89
============================================================================================================================
 Total Return                                                                                                         (0.87)%++
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                                                                              $  13,834
 Ratio of Operating Expenses to Average Net Assets                                                                     1.00%+
 Ratio of Net Investment Income to Average Net Assets                                                                  1.70%+
 Portfolio Turnover Rate                                                                                                 20%
----------------------------------------------------------------------------------------------------------------------------

     *   The Diversified Mid-Cap Series commenced operations on October 2, 2000.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 MANAGED GLOBAL PORTFOLIO*
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR          YEAR         YEAR         YEAR         YEAR
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                              12/31/00      12/31/99     12/31/98     12/31/97    12/31/96**#
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Year                           $   19.96    $   14.19    $   11.46    $   11.13     $   9.96
                                                              --------------------------------------------------------------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income/(Loss)                                     (0.01)       (0.03)       (0.02)        0.02         0.04
 Net Realized and Unrealized Gain on Investments
    and Foreign Currencies                                        (3.12)        8.82         3.37         1.33         1.18
                                                              --------------------------------------------------------------
 Total from Investment Operations                                 (3.13)        8.79         3.35         1.35         1.22
                                                              --------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                             (0.02)          --        (0.05)       (0.17)          --
 Dividends in Excess of Net Investment Income                        --           --           --        (0.07)          --
 Distributions from Capital Gains                                 (4.49)       (3.02)       (0.57)       (0.78)       (0.05)
                                                              --------------------------------------------------------------
 Total Distributions                                              (5.01)       (3.02)       (0.62)       (1.02)       (0.05)
                                                              --------------------------------------------------------------
 Net Asset Value, End of Year                                 $   11.82    $   19.96    $   14.19    $   11.46     $  11.13
============================================================================================================================
 Total Return                                                    (14.56)%      63.30%       29.31%       12.17%       12.27%
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (in 000's)                            $232,963     $184,486     $134,078     $105,305       $86,376
 Ratio of Operating Expenses to Average Net Assets                 1.25%        1.25%        1.26%        1.36%        1.26%
 Decrease Reflected in Above Expense Ratio Due to

    Expense Limitations                                              --           --           --           --           --
 Ratio of Net Investment Income/(Loss) to Average

    Net Assets                                                     0.50%       (0.19)%      (0.17)%       0.06%        0.39%
 Portfolio Turnover Rate                                            162%         168%         173%         199%         141%
----------------------------------------------------------------------------------------------------------------------------

     * Since February 1, 2000, Capital Guardian Trust Co. has served as Portfolio Manager of the Portfolio. Prior to that date, different firms served as Portfolio Manager.
     ** On September 3, 1996, the Managed Global Account of Separate Account D of Golden American Life Insurance Company was reorganized into the Trust. Net investment income and net realized gains earned prior to September 3, 1996, are not subject to Internal Revenue Code distribution requirements for regulated investment companies. Financial highlights from prior periods have been restated to account for the entity as if it had been a regulated investment company since the commencement of operations.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PERIOD
                                                                                                                     ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   12/31/00*
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                                                                             $   10.00
                                                                                                                   ---------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income                                                                                                 0.03
 Net Realized and Unrealized Gain/(Loss) on Investments
    and Foreign Currencies                                                                                             1.65
                                                                                                                   ---------
 Total from Investment Operations                                                                                      1.68
                                                                                                                   ---------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                                                                                 (0.02)
 Distributions from Capital Gains                                                                                     (0.08)
                                                                                                                   ---------
 Total Distributions                                                                                                  (0.10)
                                                                                                                   ---------
 Net Asset Value, End of Period                                                                                   $   10.58
============================================================================================================================
 Total Return                                                                                                          6.81%++
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                                                                             $  113,206
 Ratio of Operating Expenses to Average Net Assets                                                                     1.00%+
 Ratio of Net Investment Income to Average Net Assets                                                                  0.60%+
 Portfolio Turnover Rate                                                                                                 22%
----------------------------------------------------------------------------------------------------------------------------

     *   The Large Cap Value Series commenced operations on February 1, 2000.
     +   Annualized
     ++  Non-annualized





 ALL CAP PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PERIOD
                                                                                                                     ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   12/31/00*
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                                                                              $  10.00
                                                                                                                   ---------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income                                                                                                 0.05
 Net Realized and Unrealized Gain/(Loss) on Investments
    and Foreign Currencies                                                                                             1.68
                                                                                                                   ---------
 Total from Investment Operations                                                                                      1.73
                                                                                                                   ---------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                                                                                 (0.04)
 Dividends from Capital Gains                                                                                         (0.24)
                                                                                                                   ---------
 Total Distributions                                                                                                  (0.28)
                                                                                                                   ---------
 Net Asset Value, End of Period                                                                                    $  11.45
============================================================================================================================
 Total Return                                                                                                         17.45%++
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                                                                               $111,887
 Ratio of Operating Expenses to Average Net Assets                                                                     1.00%+
 Ratio of Net Investment Income to Average Net Assets                                                                  1.10%+
 Portfolio Turnover Rate                                                                                                  88%
----------------------------------------------------------------------------------------------------------------------------

     *   The All Cap Series commenced operations on February 1, 2000.
     +   Annualized
     ++  Non-annualized

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 RESEARCH PORTFOLIO*
----------------------------------------------------------------------------------------------------------------------------
                                                                                           YEAR         YEAR        PERIOD
                                                                                           ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                                                         12/31/00    12/31/99     12/31/98*#
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                                                 $     24.81  $     20.31    $   17.75
                                                                                        ------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income                                                                      (0.01)        0.01         0.02
 Net Realized and Unrealized Gain on Investments
    and Foreign Currencies                                                                  (1.25)        4.90         2.56
                                                                                        ------------------------------------
 Total from Investment Operations                                                           (1.26)        4.91         2.58
                                                                                        ------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                                                       (0.04)       (0.01)       (0.01)
 Distributions in Excess of Net Investment Income                                              --           --        (0.01)
 Distributions from Capital Gains                                                           (2.56)       (0.40)          --
                                                                                        ------------------------------------
 Total Distributions                                                                        (2.60)       (0.41)       (0.02)
                                                                                        ------------------------------------
 Net Asset Value, End of Period                                                       $     20.95  $     24.81    $   20.31
============================================================================================================================
 Total Return                                                                               (4.54)%      24.23%       14.54%++
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                                                  $1,147,196   $1,014,656    $  613,771
 Ratio of Operating Expenses to Average Net Assets                                           0.88%        0.91%        0.94%+
 Ratio of Net Investment Income to Average Net Assets                                       (0.06)%       0.02%        0.23%+
 Portfolio Turnover Rate                                                                       84%          89%          35%
----------------------------------------------------------------------------------------------------------------------------

     *   The Research Portfolio commenced operations on August 14, 1998.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 CAPITAL APPRECIATION PORTFOLIO*
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR          YEAR         YEAR         YEAR         YEAR
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                              12/31/00      12/31/99     12/31/98     12/31/97     12/31/96
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Year                           $   20.02    $   18.09    $   17.65    $   15.06     $  13.51
                                                              --------------------------------------------------------------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income/(Loss)                                      0.001       (0.01)        0.15         0.16         0.16
 Net Realized and Unrealized Gain on Investments
    and Foreign Currencies                                        (3.08)        4.38         2.07         4.19         2.57
                                                              --------------------------------------------------------------
 Total From Investment Operations                                 (3.08)        4.37         2.22         4.35         2.73
                                                              --------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                                --        (0.03)       (0.15)       (0.16)       (0.17)
 Distributions from Capital Gains                                 (0.61)       (2.41)       (1.63)       (1.60)       (1.01)
                                                              --------------------------------------------------------------
 Total Distributions                                              (0.61)       (2.44)       (1.78)       (1.76)       (1.18)
                                                              --------------------------------------------------------------
 Net Asset Value, End of Year                                 $   16.33    $   20.02    $   18.09    $   17.65     $  15.06
============================================================================================================================
 Total Return                                                    (15.22)%      24.64%       12.68%       28.95%       20.26%
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (in 000's)                           $ 491,555    $ 411,898    $ 263,313    $ 193,986     $148,752
 Ratio of Operating Expenses to Average Net Assets                 0.95%        0.96%        0.98%        0.99%        1.00%
 Ratio of Net Investment Income/(loss) to Average
    Net Assets                                                     0.00%1      (0.05)%       0.95%        0.95%        1.12%
 Portfolio Turnover Rate                                             --          126%          64%          51%          64%
----------------------------------------------------------------------------------------------------------------------------

     * Since April 1, 1999, A I M Capital Management, Inc. has served as the Portfolio Manager for the Capital Appreciation Series. Prior to that date, a different firm served as Portfolio Manager.
     1   Amount is less than 0.01.





 GROWTH AND INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PERIOD
                                                                                                                     ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   12/31/00*
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                                                                              $  10.00
                                                                                                                   ---------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income                                                                                                 0.07
 Net Realized and Unrealized Gain/(Loss) on Investments
    and Foreign Currencies                                                                                            (0.09)
                                                                                                                   ---------
 Total from Investment Operations                                                                                     (0.02)
                                                                                                                   ---------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                                                                                 (0.01)
 Dividends from Capital Gains                                                                                            --
                                                                                                                   ---------
 Total Distributions                                                                                                  (0.01)
                                                                                                                   ---------
 Net Asset Value, End of Period                                                                                    $   9.97
============================================================================================================================
 Total Return                                                                                                         (0.21)%++
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                                                                              $  15,231
 Ratio of Operating Expenses to Average Net Assets                                                                     1.10%+
 Ratio of Net Investment Income to Average Net Assets                                                                  2.63%+
 Portfolio Turnover Rate                                                                                                   5%
----------------------------------------------------------------------------------------------------------------------------

     *   The Growth and Income Series commenced operations on October 2, 2000.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 CAPITAL GROWTH PORTFOLIO**
----------------------------------------------------------------------------------------------------------------------------
                                                                                           YEAR         YEAR        PERIOD
                                                                                           ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                                                         12/31/00     12/31/99    12/31/98*#
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                                                   $   18.52    $   15.62     $  14.24
                                                                                        ------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income                                                                      (0.07)          --         0.09
 Net Realized and Unrealized Gain on Investments
    and Foreign Currencies                                                                  (3.14)        3.96         1.36
                                                                                        ------------------------------------
 Total from Investment Operations                                                           (3.21)        3.96         1.45
                                                                                        ------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                                                          --        (0.02)       (0.07)
 Distributions in Excess of Net Investment Income                                              --        (0.01)          --
 Distributions from Capital Gains                                                           (0.53)       (1.03)          --
                                                                                        ------------------------------------
 Total Distributions                                                                        (0.53)       (1.06)       (0.07)
                                                                                        ------------------------------------
 Net Asset Value, End of Period                                                         $   14.78    $   18.52     $  15.62
============================================================================================================================
 Total Return                                                                              (17.12)%      25.56%       10.19%++
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                                                    $562,549     $567,628      $298,839
 Ratio of Operating Expenses to Average Net Assets                                           0.99%        1.05%        1.08%+
 Ratio of Net Investment Income to Average Net Assets                                       (0.45)%       0.00%        1.86%+
 Portfolio Turnover Rate                                                                       --          185%          92%
----------------------------------------------------------------------------------------------------------------------------

     *   The Capital Growth Series commenced operations on August 14, 1998.
     ** Since March 1, 1999, Alliance Capital Management, L.P. has served as Portfolio Manager for the Capital Growth Series. Prior to that date, a different firm served as Portfolio Manager. Prior to July 1, 1999, the Capital Growth Series was named the Growth & Income Series.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 STRATEGIC EQUITY PORTFOLIO**
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR          YEAR         YEAR         YEAR        PERIOD
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                              12/31/00      12/31/99     12/31/98     12/31/97     12/31/96#
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                         $   19.95    $   12.82    $   13.63    $   11.68     $  10.01
                                                              --------------------------------------------------------------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income/(Loss)                                     (0.02)       (0.03)        0.16         0.20         0.23
 Net Realized and Unrealized Gain/(Loss) on Investments
    and Foreign Currencies                                        (2.52)        7.24        (0.07)        2.49         1.71
                                                              --------------------------------------------------------------
 Total from Investment Operations                                 (2.54)        7.21         0.09         2.69         1.94
                                                              --------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                                --        (0.02)       (0.16)       (0.19)       (0.14)
 Distributions from Capital Gains                                 (0.69)       (0.06)       (0.59)       (0.55)       (0.13)
 Distributions in Excess Capital Gains                               --           --        (0.15)          --           --
                                                              --------------------------------------------------------------
 Total Distributions                                              (0.69)       (0.08)       (0.90)       (0.74)       (0.27)
                                                              --------------------------------------------------------------
 Net Asset Value, End of Period                               $   16.72    $   19.95    $   12.82    $   13.63     $  11.68
============================================================================================================================
 Total Return                                                    (12.45)%      56.24%        0.84%       23.16%       19.39%
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                          $374,614     $205,799    $  73,261    $  51,789     $  30,423
 Ratio of Operating Expenses to Average Net Assets                 0.95%        0.96%        0.99%        0.99%        1.00%
 Ratio of Net Investment Income/(Loss) to Average
    Net Assets                                                    (0.19)%      (0.14)%       1.46%        1.88%        2.05%
 Portfolio Turnover Rate                                            219%         176%         139%         105%         133%
----------------------------------------------------------------------------------------------------------------------------

     ** Since March 1, 1999, A I M Capital Management, Inc. has served as Portfolio Manager for the Strategic Equity Series. Prior to that date, a different firm served as Portfolio Manager.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 SPECIAL SITUATIONS PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PERIOD
                                                                                                                     ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  12/31/00*#
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                                                                              $  10.00
                                                                                                                   ---------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income                                                                                                 0.04
 Net Realized and Unrealized Gain/(Loss) on Investments
    and Foreign Currencies                                                                                            (1.12)
                                                                                                                   ---------
 Total from Investment Operations                                                                                     (1.08)
                                                                                                                   ---------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                                                                                 (0.01)
 Dividends from Capital Gains                                                                                          0.001
                                                                                                                   ---------
 Total Distributions                                                                                                  (0.01)
                                                                                                                   ---------
 Net Asset Value, End of Period                                                                                    $   8.91
============================================================================================================================
 Total Return                                                                                                        (10.80)%++
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                                                                              $   8,125
 Ratio of Operating Expenses to Average Net Assets                                                                     1.10%+
 Ratio of Net Investment Income to Average Net Assets                                                                  1.92%+
 Portfolio Turnover Rate                                                                                                  12%
----------------------------------------------------------------------------------------------------------------------------

     *   The Special Situations Series commenced operations on October 2, 2000.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     1   Less than $0.01.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 MID-CAP GROWTH PORTFOLIO*
----------------------------------------------------------------------------------------------------------------------------
                                                                                           YEAR         YEAR        PERIOD
                                                                                           ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                                                         12/31/00     12/31/99    12/31/98*#
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                                                 $     29.59    $   18.10     $  15.68
                                                                                        ------------------------------------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income/(Loss)                                                               (0.10)       (0.03)        0.01
 Net Realized and Unrealized Gain on Investments
    and Foreign Currencies                                                                   1.43        14.22         2.52
                                                                                        ------------------------------------
 Total from Investment Operations                                                            1.33        14.19         2.53
                                                                                        ------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                                                          --           --        (0.01)
 Distributions from Capital Gains                                                          (12.25)       (2.70)       (0.10)
                                                                                        ------------------------------------
 Total Distributions                                                                       (12.25)       (2.70)       (0.11)
                                                                                        ------------------------------------
 Net Asset Value, End of Period                                                       $     18.67    $   29.59     $  18.10
============================================================================================================================
 Total Return                                                                                8.18%       79.05%       16.12%++
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                                                  $1,461,745     $781,807      $252,022
 Ratio of Operating Expenses to Average Net Assets                                           0.88%        0.91%        0.95%+
 Ratio of Net Investment Income/(Loss) to Average
    Net Assets                                                                              (0.58)%      (0.21)%       0.15%+
 Portfolio Turnover Rate                                                                      150%         159%          55%
----------------------------------------------------------------------------------------------------------------------------

     *   The Mid-Cap Growth Series commenced operations on August 14, 1998.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 SMALL CAP PORTFOLIO**
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR          YEAR         YEAR         YEAR        PERIOD
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                              12/31/00      12/31/99     12/31/98     12/31/97     12/31/96*
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                         $   23.44    $   16.03    $   13.25    $   12.01     $  10.00
                                                              --------------------------------------------------------------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Loss                                               0.04        (0.07)       (0.03)       (0.03)       (0.01)
 Net Realized and Unrealized Gain on Investments
    and Foreign Currencies                                        (5.05)        8.17         2.81         1.27         2.02
                                                              --------------------------------------------------------------
 Total from Investment Operations                                 (5.01)        8.10         2.78         1.24         2.01
                                                              --------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Net Investment Income/(Loss)                                     (0.03)          --           --           --           --
 Distributions from Capital Gains                                 (7.69)       (0.69)          --           --           --
                                                              --------------------------------------------------------------
 Total Distributions                                              (7.72)       (0.69)          --           --           --
 Net Asset Value, End of Period                               $   10.71    $   23.44    $   16.03    $   13.25     $  12.01
============================================================================================================================
 Total Return                                                    (18.25) %     50.61%       20.98%       10.32%       20.10%++
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                         $ 461,106    $ 367,637    $ 147,696    $  66,396     $ 34,365
 Ratio of Operating Expenses to Average Net Assets                 0.95%        0.96%        0.99%        0.99%        0.99%+
 Ratio of Net Investment Loss to Average Net Assets                0.21%       (0.49)%      (0.32)%      (0.34)%      (0.08)%+
 Portfolio Turnover Rate                                            116%         132%         133%         130%         117%
----------------------------------------------------------------------------------------------------------------------------

     *   The Small Cap Series commenced operations on January 3, 1996.
     ** Since February 1, 2000, Capital Guardian Trust Co. has served as Portfolio Manager for the Small Cap Portfolio. Prior to that date, a different firm served as Portfolio Manager.
     ++  Non-annualized

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 GROWTH PORTFOLIO**
----------------------------------------------------------------------------------------------------------------------------
                                                                                          YEAR          YEAR        PERIOD
                                                                                          ENDED         ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                                                        12/31/00     12/31/99     12/31/98*#
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                                                 $     27.49  $     15.62     $  13.63
                                                                                      --------------------------------------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Loss                                                                         0.08        (0.03)       (0.03)
 Net Realized and Unrealized Gain on Investments
    and Foreign Currencies                                                                  (6.22)       12.23         2.02
                                                                                      --------------------------------------
 Total from Investment Operations                                                           (6.14)       12.20         1.99
                                                                                      --------------------------------------
 LESS DISTRIBUTIONS:
 Net Investment Income/(Loss)                                                               (0.34)          --           --
 Distributions from Capital Gains                                                           (1.23)          --           --
                                                                                      --------------------------------------
 Total Distributions                                                                        (1.57)          --           --
                                                                                      --------------------------------------
 Net Asset Value, End of Period                                                       $     19.78  $     27.49     $  15.62
============================================================================================================================
 Total Return                                                                              (21.99)%      78.13%       14.60%++
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                                                  $1,416,872   $1,416,872      $231,216
 Ratio of Operating Expenses to Average Net Assets                                           0.99%        1.04%        1.09%+
 Ratio of Net Investment Loss to Average Net Assets                                          0.19%       (0.40)%      (0.58)%+
 Portfolio Turnover Rate                                                                       68%         116%          88%
----------------------------------------------------------------------------------------------------------------------------

     *   The Growth Series commenced operations on August 14, 1998.
     ** Since March 1, 1999, Janus Capital Corporation has served as Portfolio Manager for the Growth Series. Prior to that date, a different firm served as Portfolio Manager. Along with this change was a name change from the Value + Growth Series to the Growth Series.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 REAL ESTATE PORTFOLIO*
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR          YEAR         YEAR         YEAR         YEAR
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                              12/31/00      12/31/99     12/31/98     12/31/97     12/31/96
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Year                           $   12.12    $   13.58    $   18.27    $   15.98     $  12.63
                                                              --------------------------------------------------------------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income                                             0.42         0.84         0.83         0.69         0.70
 Net Realized and Unrealized Gain/(Loss) on Investments
    and Foreign Currencies                                         3.33        (1.39)       (3.34)        2.93         3.70
                                                              --------------------------------------------------------------
 Total from Investment Operations                                  3.75        (0.55)       (2.51)        3.62         4.40
                                                              --------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                             (0.66)       (0.54)       (0.66)       (0.63)       (0.77)
 Distributions from Capital Gains                                    --        (0.37)       (1.52)       (0.70)       (0.28)
                                                              --------------------------------------------------------------
 Total Distributions                                              (0.66)       (0.91)       (2.18)       (1.33)       (1.05)
                                                              --------------------------------------------------------------
 Net Asset Value, End of Year                                 $   15.21    $   12.12    $   13.58    $   18.27     $  15.98
============================================================================================================================
 Total Return                                                     30.99%       (3.81)%     (13.45)%      22.79%       35.30%
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (in 000's)                            $103,780    $  56,906    $  69,911    $  75,530     $ 51,135
 Ratio of Operating Expenses to Average Net Assets                 0.95%        0.96%        0.99%        0.99%        1.00%
 Ratio of Net Investment Income to Average Net Assets              5.60%        5.61%        5.26%        4.49%        5.53%
 Portfolio Turnover Rate                                             69%          36%          29%          41%          31%
----------------------------------------------------------------------------------------------------------------------------

     ** Since April 28, 2000, The Prudential Investment Corporation has served as Portfolio Manager for the Real Estate Series. Prior to that date, a different firm served as Portfolio Manager.
     +   Annualized
     ++  Non-annualized




 HARD ASSETS PORTFOLIO*
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR          YEAR         YEAR         YEAR         YEAR
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                              12/31/00      12/31/99     12/31/98     12/31/97     12/31/96
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Year                           $   11.76    $    9.60    $   15.05    $   17.85     $  15.04
                                                              --------------------------------------------------------------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income                                             0.01         0.12         0.26         0.14         0.05
 Net Realized and Unrealized Gain/(Loss) on Investments
    and Foreign Currencies                                        (0.57)        2.12        (4.73)        0.99         4.92
                                                              --------------------------------------------------------------
 Total from Investment Operations                                 (0.56)        2.24        (4.47)        1.13         4.97
                                                              --------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                             (0.06)       (0.08)       (0.26)       (0.13)       (0.07)
 Distributions from Capital Gains                                    --           --        (0.72)       (3.80)       (2.09)
                                                              --------------------------------------------------------------
 Total Distributions                                              (0.06)       (0.08)       (0.98)       (3.93)       (2.16)
                                                              --------------------------------------------------------------
 Net Asset Value, End of Year                                 $   11.14    $   11.76    $    9.60    $   15.05     $  17.85
============================================================================================================================
 Total Return                                                     (4.73)%      23.36%      (29.58)%       6.22%       33.17%
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (in 000's)                           $  42,109    $  40,291    $  30,530    $  46,229     $ 43,903
 Ratio of Operating Expenses to Average Net Assets                 0.95%        0.96%        1.00%        0.99%        1.00%
 Ratio of Net Investment Income to Average Net Assets              1.00%        1.07%        1.99%        0.76%        0.34%
 Portfolio Turnover Rate                                                         204%         178%         124%          96%
----------------------------------------------------------------------------------------------------------------------------

     * Prior to January 23, 1997, the Hard Assets Series was named the Natural Resources Series. Since March 1, 1999, Baring International Investment Limited has served as Portfolio Manager for the Hard Assets Series. Prior to that date, a different firm served as Portfolio Manager.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 DEVELOPING WORLD PORTFOLIO**
----------------------------------------------------------------------------------------------------------------------------
                                                                                           YEAR         YEAR        PERIOD
                                                                                           ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                                                         12/31/00     12/31/99#   12/31/98*#
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                                                   $   11.56    $    7.37     $  10.00
                                                                                        ------------------------------------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income                                                                      (0.05)        0.08         0.04
 Net Realized and Unrealized Gain/(Loss) on Investments
    and Foreign Currencies                                                                  (3.86)        4.44        (2.67)
                                                                                        ------------------------------------
 Total from Investment Operations                                                           (3.91)        4.52        (2.63)
                                                                                        ------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                                                          --        (0.10)          --
 Distributions in Excess of Net Investment Income                                              --        (0.03)          --
 Distributions from Capital Gains                                                           (0.06)       (0.20)          --
                                                                                        ------------------------------------
 Total Distributions                                                                        (0.06)       (0.33)          --
                                                                                        ------------------------------------
 Net Asset Value, End of Period                                                         $    7.59    $   11.56     $   7.37
============================================================================================================================
 Total Return                                                                              (33.79)%      61.66%      (26.27)%++
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)                                                   $  60,541    $  62,616     $  8,797
 Ratio of Operating Expenses to Average Net Assets                                           1.75%        1.75%        1.83%+
 Ratio of Net Investment Income to Average Net Assets                                       (0.39)%       0.85%        0.69%+
 Portfolio Turnover Rate                                                                       --          135%          67%
----------------------------------------------------------------------------------------------------------------------------

     * The Developing World Series commenced operations on February 18, 1998. ** Since March 1, 1999, Baring International Investment Limited has served as Portfolio Manager for the Developing World Series. Prior to that date, a different firm served as Portfolio Manager.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------


 EMERGING MARKETS PORTFOLIO*
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR          YEAR         YEAR         YEAR         YEAR
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
----------------------------------------------------------------------------------------------------------------------------
                                                              12/31/00      12/31/99     12/31/98     12/31/97     12/31/96
----------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Year                           $   12.25    $    6.68    $    8.80    $    9.72     $   9.06
                                                              --------------------------------------------------------------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income                                            (0.09)        0.07         0.06        (0.01)        0.04
 Net Realized and Unrealized Gain/(Loss) on Investments
    and Foreign Currencies                                        (4.06)        5.62        (2.18)       (0.90)        0.62
                                                              --------------------------------------------------------------
 Total from Investment Operations                                 (4.15)        5.69        (2.12)       (0.91)        0.66
                                                              --------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from Net Investment Income                                --        (0.08)          --        (0.01)          --
 Distributions in Excess of Net Investment Income                    --        (0.01)          --           --           --
 Return of Capital                                                   --        (0.03)          --           --           --
                                                              --------------------------------------------------------------
 Total Distributions                                                 --        (0.12)          --        (0.01)          --
                                                              --------------------------------------------------------------
 Net Asset Value, End of Year                                 $    8.10    $   12.25    $    6.68    $    8.80     $   9.72
============================================================================================================================
 Total Return                                                    (33.88)%      85.30%      (24.09)%      (9.37)%       7.28%
============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (in 000's)                           $  24,553    $  44,949    $  26,028    $  39,436     $ 51,510
 Ratio of Operating Expenses to Average Net Assets                 1.75%        1.75%        1.83%        1.80%        1.55%
 Ratio of Net Investment Income(Loss) to Average Net Assets       (0.57)%       0.82%        0.83%       (0.09)%       0.38%
 Portfolio Turnover Rate                                             --          183%          108%        170%         136%
----------------------------------------------------------------------------------------------------------------------------

     * Since March 16, 2000, Baring International Investment Limited has served as Portfolio Manager for the Emerging Markets Series. Prior to that date, a different firm served as Portfolio Manager.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

-------------------------------------------------------------------------------
                     OVERALL MANAGEMENT OF THE TRUST
-------------------------------------------------------------------------------


A WORD ABOUT        Each portfolio in this prospectus, unless
PORTFOLIO           specifically noted under a portfolio's principal
DIVERSITY           investment strategy is diversified, as defined in
                    the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective and certain of the investment restrictions of each portfolio in this prospectus and the Statement of Additional Information are fundamental. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL          The Statement of Additional Information is made a
INFORMATION         part of this prospectus. It identifies and
ABOUT THE           discusses non-principal investment strategies and
PORTFOLIOS          associated risks of each portfolio, as well as investment
                    restrictions, secondary or temporary investments and associated risks, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling our Customer Service
                    Center at 1-800-344-6864, or downloading it from the Securities and Exchange Commission's website
                    (http://www.sec.gov).

NON-PRINCIPAL       This prospectus does not describe various
INVESTMENTS         types of securities, strategies and practices
AND STRATEGIES      which are available to, but are not the principal focus of, a particular portfolio. Such non-principal investments and strategies are discussed in the Statement of Additional Information.

TEMPORARY           This prospectus does not describe temporary
DEFENSIVE           defensive positions. A portfolio may depart from
POSITIONS           its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a portfolio invests defensively, it may not be able to pursue its investment objective. A portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a portfolio may engage are identified and discussed, together with their risks, in the Statement of Additional Information.

PORTFOLIO           Before investing in a portfolio, you should review
TURNOVER            its portfolio turnover rate for an indication of
                    the potential effect of transaction costs on the portfolio's future returns. In general, the greater the volume of buying and selling by the portfolio, the greater the impact that brokerage commissions and other transaction costs will have on its return.

                    Portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of portfolio securities owned by the portfolio during the year. Securities whose maturities at the time of purchase were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one-year period. The portfolio turnover rates for each portfolio are presented in the Financial Highlights.

LEGAL COUNSEL       Sutherland Asbill & Brennan LLP, located at 1275
                    Pennsylvania Avenue, N.W., Washington, D.C. 20004.

INDEPENDENT         Ernst & Young LLP, located at Two Commerce Square,
AUDITORS            Suite 4000, 2001 Market Street, Philadelphia,
                    Pennsylvania 19103.

-------------------------------------------------------------------------------
                  OVERALL MANAGEMENT OF THE TRUST (CONTINUED)
-------------------------------------------------------------------------------

THE ADVISER         Directed Services, Inc. ("DSI") is the overall
                    adviser to the GCG Trust. DSI is a New York corporation and is a wholly owned indirect subsidiary of ING. DSI is registered with the Securities and Exchange Commission as an investment adviser and a broker-dealer. DSI is the principal underwriter and distributor of the Variable Contracts that Golden American Life Insurance Company issues. The address of DSI is 1475 Dunwoody Drive, West Chester, Pennsylvania
                    19380.

                    DSI has overall responsibility for hiring portfolio managers and for periodically monitoring their performance. DSI considers performance records in light of a portfolio's investment objectives and policies. The GCG Trust pays an advisory fee to DSI for its services. Out of this advisory fee, DSI in turn pays the portfolio managers their respective portfolio management fee.

                    In addition to advisory services, DSI provides administrative and other services necessary for the ordinary operation of the portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the portfolios offer their shares. DSI also ensures that the portfolios operate in compliance with applicable legal requirements and monitors the portfolio managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.


                    DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more portfolios.

-------------------------------------------------------------------------------
                  OVERALL MANAGEMENT OF THE TRUST (CONTINUED)
-------------------------------------------------------------------------------

ADVISORY FEE        The GCG Trust pays DSI an advisory fee, payable
                    monthly, based on the average daily net assets of a portfolio (or the combined net assets of portfolios).


                    ADVISORY FEE PAID IN 2000. For portfolios that were in operation for the full 2000 year, the Trust paid DSI in 2000 an advisory fee at the following annual rates:

                      ----------------------------------------------------------
                                                FEE PAID TO ADVISER DURING 2000
                                                     (AS A PERCENTAGE
                      PORTFOLIO                    OF AVERAGE NET ASSETS)
                      ----------------------------------------------------------
                      Liquid Asset                          0.56%
                      Limited Maturity Bond                 0.56%
                      Core Bond                             1.60%
                        (formerly Global Fixed Income)
                      Total Return                          0.91%
                      Fully Managed                         0.97%
                      Equity Income                         0.96%
                      Rising Dividends                      0.96%
                      Capital Growth                        1.05%
                      Growth                                1.04%
                      Value Equity                          0.96%
                      Research                              0.91%
                      Managed Global                        1.25%
                      Capital Appreciation                  0.96%
                      Mid-Cap Growth                        0.91%
                      Strategic Equity                      0.96%
                      Small Cap                             0.96%
                      Real Estate                           0.96%
                      Hard Assets                           0.96%
                      Developing World                      1.75%
                      Emerging Markets                      1.75%
                      ----------------------------------------------------------

                    For portfolios that will commence operations in 2001, the Trust will pay DSI an advisory fee at the following annual rates (based on average daily net assets of each portfolio, unless otherwise noted):


                       -----------------------------------------------------------------------------------------
                                                                                 FEE
                                                        --------------------------------------------------------
                                                        (AS A PERCENTAGE OF AVERAGE NET ASSETS OF A PORTFOLIO OR
                         PORTFOLIO                       COMBINED ASSETS OF THE INDICATED GROUPS OF PORTFOLIOS)
                         International Equity:                  1.25% of the first $500 million; and
                                                                1.05% of the amount in excess
                                                                 of $500 million.
                       -----------------------------------------------------------------------------------------
                         Internet TollkeeperSM                  _.__% of the first $1 billion; and
                                                                _.__% of the amount in excess
                                                                     of $1 billion.
                       -----------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                  OVERALL MANAGEMENT OF THE TRUST (CONTINUED)
-------------------------------------------------------------------------------

                    Out of the advisory fee, DSI in turn pays, on a monthly basis, the portfolio managers a portfolio management fee for their services.

                    The GCG Trust is distinct in that the portfolios' expense structure is simpler and more predictable than that of most mutual funds. DSI PAYS MANY OF THE ORDINARY EXPENSES FOR EACH PORTFOLIO, INCLUDING CUSTODIAL, ADMINISTRATIVE, TRANSFER AGENCY, PORTFOLIO ACCOUNTING, AUDITING, AND ORDINARY LEGAL EXPENSES. MOST MUTUAL FUNDS PAY FOR THESE EXPENSES DIRECTLY FROM THEIR OWN ASSETS.


-------------------------------------------------------------------------------
                                   SHARE PRICE
-------------------------------------------------------------------------------

                    Purchase and redemption orders ("orders") are accepted only on days on which the New York Stock Exchange ("NYSE") is open for business ("a business day").

                    A portfolio's share price (net asset value, or "NAV"), is calculated each business day after the close of trading (generally 4 p.m. Eastern time) on the NYSE.

                    Therefore, orders received by the Trust via insurance company Separate Accounts on any business day prior to the close of NYSE trading will receive the price calculated at the close of trading that day. Orders received by a Separate Account after the close of trading on a business day, but prior to the close of business on the next business day, will receive the price calculated at the close of trading on that next business day.

                    The net asset values per share of each portfolio, except the Liquid Asset Portfolio, fluctuates in response to changes in market conditions and other factors. The NAV of the shares of the Liquid Asset Portfolio will not fluctuate in response to changes in market conditions for so long as the Portfolio is using the amortized cost method of valuation. The Liquid Asset Portfolio's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of purchase and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity.

                    The other portfolios' securities are valued based on market value. Market value is determined based on the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. If market quotations are not available, securities are valued at their fair value as determined in good faith by, or under the direction of, the Board. Instruments maturing in sixty days or less may be valued using the amortized cost method of valuation. The value of a foreign security is determined in its national currency based upon the price on the foreign exchange at close of business. Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market before the time of valuation.

-------------------------------------------------------------------------------
                              SHARE PRICE (CONTINUED)
-------------------------------------------------------------------------------

                    Debt securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity sixty days or less at their date of acquisition valued under the amortized cost method), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less may be valued at amortized cost unless the portfolio manager believes that amortized cost does not approximate market value.

                    When a portfolio writes a put or call option, the amount of the premium is included in the portfolio's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the option. The premium a portfolio pays for an option is recorded as an asset, and subsequently adjusted to market value. Futures and options traded on commodities exchanges or boards of trade are valued at their closing settlement price on such exchange or board of trade. Foreign securities quoted in foreign currencies generally are valued at translated foreign market closing prices.

                    Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m., Eastern time. The calculation of the net asset value of a portfolio investing in foreign securities may not take place contemporaneously with the determination of the prices of the securities included in the calculation. Because certain portfolios may invest in securities that are primarily listed on foreign exchanges, the value of the portfolio's shares may change on days when the separate account will not be able to purchase or redeem shares. Further, the prices of foreign securities are determined using information derived from pricing services and other sources. Prices derived under these procedures will be used in determining daily net asset value. Information that becomes known to the GCG Trust or its agents after the time that the net asset value is calculated on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events that may affect the value of these securities that occur between the time their prices are determined and the time the portfolio's net asset value is determined may not be reflected in the calculation of net asset value of the portfolio unless DSI or the portfolio manager, acting under authority delegated by the Board of Trustees, deems that the particular event would materially affect net asset value. In this event, the securities would be valued at fair market value as determined in good faith by DSI or the portfolio manager acting under the direction of the Board.

-------------------------------------------------------------------------------
                              TAXES AND DISTRIBUTIONS
-------------------------------------------------------------------------------

                    The GCG Trust pays net investment income, if any, on your shares of each portfolio annually, except that net investment income of the Liquid Asset Portfolio is declared as a dividend daily and paid monthly and that the Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gains for any portfolio will be declared and paid at least once annually. Net realized short-term gains may be declared and paid more frequently. We will automatically reinvest any distributions made by any portfolio in additional shares of that portfolio, unless the separate account of your insurance company makes an election to receive distributions in cash. Dividends or distributions by a portfolio other than the Liquid Asset Portfolio will reduce the per share net asset value by the per share amount paid.


                    Each portfolio of the GCG Trust that has commenced operations has qualified (any portfolio of the Trust that has not yet commenced operations intends to qualify) and expects to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the portfolios are generally not subject to Federal income tax on the part of their investment company taxable income (including any net capital gains) which they distribute to shareholders. It is each portfolio's intention to distribute all such income and gains.


                    Shares of each portfolio are offered to the Separate Accounts of insurance companies. Under the Code, an insurance company pays no tax with respect to income of a qualifying Separate Account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. Under current tax law, your gains under your Contract are taxed only when you take them out. Contract purchasers should review the Contract prospectus for a discussion of the tax treatment applicable to holders of the Contracts.

                    The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the portfolios. You should consult with your tax adviser for more detailed information regarding taxes applicable to the Contracts.

TO OBTAIN                                       THE GCG TRUST
MORE INFORMATION                                TRUSTEES

A Statement of Additional                       Barnett Chernow, Chairman
Information, dated                                   and Trustee
May 1, 2001, has been filed with                John R. Barmeyer, Trustee
the Securities and Exchange                     J. Michael Earley, Trustee
Commission, and is made a part of               R. Barbara Gitenstein, Trustee
this prospectus by reference.                   Robert A. Grayson, Trustee
                                                Elizabeth J. Newell, Trustee
Additional information about the                Stanley B. Seidler, Trustee
GCG Trust's investments is                      Roger B. Vincent, Trustee
available in the GCG Trust's annual
and semi-annual reports to
shareholders.  In the annual
report, you will find a discussion
of the market conditions and
investment strategies that
significantly affected the GCG
Trust's performance during its last
fiscal year.

To obtain a free copy of these
documents or to make inquiries
about the portfolios, please write
to our Customer Service Center at
P.O. Box 2700, West Chester,
Pennsylvania  19380 or call (800)
366-0066.

Information about the GCG Trust can
be reviewed and copied at the
Securities and Exchange Commission
("SEC") Public Reference Room in
Washington, D.C.  Information about
the operation of the Public
Reference Room may be obtained by
calling the SEC at 1-202-942-8090.
Reports and other information about
the GCG Trust are available on
the EDGAR Database on the SEC's
Internet Site at
http://www.sec.gov.  You may obtain
copies of information for a
duplicating fee by electronic
request at the following E-mail
address: publicinfo@sec.gov, or by
writing the SEC's Public Reference
Section, Washington, D.C. 20549-
0102.


                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           Golden American Life Insurance Company is a stock company
                           domiciled in Delaware.

G3059  5/01       SECFILE NO. 811-5629

                                     PART B

 SAI-GCG TRUST-05-01-2001--06.doc





                                  THE GCG TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2001

Liquid Asset Series               Diversified Mid-Cap Series     Mid-Cap Growth Series
Limited Maturity Bond Series      Managed Global Series          Small Cap Series
Core Bond Series                  Large Cap Value Series         Growth Series
Fully Managed Series              All Cap Series                 Real Estate Series
Total Return Series               Research Series                Hard Assets Series
Asset Allocation Growth Series    Capital Appreciation Series    Internet TollkeeperSM Series
Equity Income Series              Growth and Income Series       International Equity Series
Investors Series                  Capital Growth Series          Developing World Series
Value Equity Series               Strategic Equity Series        Emerging Markets Series
Rising Dividends Series           Special Situations Series




This Statement of Additional Information pertains to the Portfolios listed above, each of which is a separate series of The GCG Trust. This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2001, which is incorporated by reference herein. The information in this Statement of Additional Information expands on information contained in the prospectus. The prospectus can be obtained without charge by contacting the Manager at the phone number or address below.

                             DIRECTED SERVICES, INC.
                               1475 Dunwoody Drive
                        West Chester, Pennsylvania 19380
                                 (800) 447-3644

                                TABLE OF CONTENTS

                                                                          PAGE


INTRODUCTION  ..........................................................
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES.....................
     FIXED INCOME SECURITIES............................................
     U.S. Government Securities.........................................
     Custodial Receipts.................................................
     Corporate Debt Securities..........................................
     High Yield Bonds...................................................
     Brady Bonds........................................................
     Banking Industry and Savings Industry Obligations..................
     Commercial Paper...................................................
     Sovereign Debt.....................................................
     Mortgage-Backed Securities.........................................
     Collateralized Mortgage Obligations................................
     Agency Mortgage Securities.........................................
         GNMA Certificates..............................................
         FNMA & FHLMC Mortgage-Backed Obligations.......................
     Privately-Issued Mortgage-Backed Securities........................
     Foreign-Related Mortgage Securities................................
     Asset-Backed Securities............................................
     Loan Participations................................................
     Delayed Funding Loans and Revolving Credit Facilities..............
     Zero-Coupon and Payment-In-Kind Bonds..............................
     Eurodollar and Yankee Dollar Instruments...........................
     Inflation-Indexed Bonds............................................
     Event-Linked Bonds.................................................
     EQUITY INVESTMENTS.................................................
     Common Stock and Other Equity Securities...........................
     Preferred Stock....................................................
     Convertible Securities.............................................
     Warrants ..........................................................
     DERIVATIVES........................................................
     Futures Contracts and Options on Futures Contracts.................
         General Description of Futures Contracts.......................
     Interest Rate Futures Contracts....................................
     Options on Futures Contracts.......................................
     Stock Index Futures Contracts......................................
     Limitations........................................................
     OPTIONS ON SECURITIES AND SECURITIES INDEXES.......................
     Purchasing Options on Securities...................................
     Risks of Options Transactions......................................
     Writing Covered Call and Secured Put Options.......................
     Options on Securities Indexes......................................

                                                                          PAGE

     Over-the-Counter Options...........................................
     Risks Associated with Futures and Futures Options..................
     Swaps    ..........................................................
     Variable and Floating Rate Securities..............................
     Lease Obligation Bonds.............................................
     Structured Securities..............................................
     Indexed Securities.................................................
     Hybrid Instruments.................................................
     Dollar Roll Transactions...........................................
     When-Issued, Delayed Delivery and Forward Commitment Transactions..
     FOREIGN INVESTMENTS................................................
     Foreign Securities.................................................
     Foreign Currency Transactions......................................
     Options on Foreign Currencies......................................
     Currency Management................................................
     Equity and Debt Issued or Guaranteed
         by Supranational Organizations.................................
     Exchange Rate-Related Securities...................................
     OTHER INVESTMENT PRACTICES AND RISKS...............................
     Repurchase Agreements..............................................
     Reverse Repurchase Agreements......................................
     Other Investment Companies.........................................
         Standard & Poor's Depositary Receipts ("SPDRs")................
         World Equity Benchmark Shares ("WEBS ")
     Short Sales........................................................
     Short Sales Against the Box........................................
     Illiquid Securities................................................
     Restricted Securities..............................................
     Borrowing..........................................................
     Lending Portfolio Securities.......................................
     Real Estate Investment Trusts......................................
         Risks Associated with the Real Estate Industry.................
     Hard Assets........................................................
     Small Companies....................................................
     Unseasoned Companies...............................................
     Strategic Transactions.............................................
     Special Situations.................................................
     Internet Companies.................................................
     Temporary Defensive Investments....................................

                                                                          PAGE

INVESTMENT OBJECTIVES AND ADDITIONAL
INVESTMENT STRATEGIES AND ASSOCIATED RISKS..............................
     Liquid Asset Series................................................
     Limited Maturity Bond Portfolio....................................
     Core Bond Portfolio................................................
     Fully Managed Portfolio............................................
     Total Return Portfolio.............................................
     Asset Allocation Growth Portfolio..................................
     Equity Income Portfolio............................................
     Investors Portfolio................................................
     Value Equity Portfolio.............................................
     Rising Dividends Portfolio.........................................
     Diversified Mid-Cap Portfolio......................................
     Managed Global Portfolio...........................................
     Large Cap Value Portfolio..........................................
     All Cap  Portfolio.................................................
     Research Portfolio.................................................
     Capital Appreciation and Strategic Equity Portfolios...............
     Growth and Income and Special Situations Portfolios................
     Capital Growth Portfolio...........................................
     Mid-Cap Growth Portfolio...........................................
     Small Cap Portfolio................................................
     Growth   Portfolio.................................................
     Real Estate Portfolio..............................................
     Hard Assets Portfolio..............................................
     Internet TollkeeperSM Portfolio....................................
     International Equity Portfolio.....................................
     Developing World Portfolio.........................................
     Emerging Markets...................................................
INVESTMENT RESTRICTIONS.................................................
     Fundamental Investment Restrictions................................
         For the Asset Allocation Growth Portfolio, Diversified
            Mid-Cap Portfolio, Growth and Income Portfolio, Internet TollkeeperSM Portfolio, and International Equity Portfolio..
         For  the Equity Income Portfolio, the Fully Managed Portfolio,
            the Limited Maturity Bond Portfolio, the Hard Assets Portfolio, the Real Estate Portfolio, the Capital Appreciation Portfolio, the Rising Dividends Portfolio,
            the Value Equity Portfolio, the Strategic Equity
            Portfolio, the Small Cap Portfolio, the Managed Global
            Portfolio, and the Liquid Asset Portfolio...................

         For the Total Return Portfolio, Research Portfolio,
             Mid-Cap Growth Portfolio and Core Bond Portfolio...........
         For the Growth Portfolio.......................................
         For the Capital Growth Portfolio...............................

                                                                          PAGE

         For the Developing World Portfolio.............................
         For the Investors Portfolio....................................
         For the Large Cap Value Portfolio..............................
         For the All Cap Portfolio......................................
     Non-Fundamental Investment Restrictions............................
         For the Asset Allocation Growth Portfolio, Diversified Mid-Cap
              Portfolio, Growth and Income Portfolio, and
              International Equity Portfolio............................
         For the Rising Dividends Portfolio, Emerging Markets
              Portfolio, Value Equity Portfolio, Strategic Equity
              Portfolio and Small Cap Portfolio.........................
         For the Managed Global Portfolio...............................
         For the Total Return Portfolio, Research Portfolio, Mid-Cap
              Growth Portfolio and Core Bond Portfolio..................
         For the Growth Portfolio.......................................
         For the Capital Growth Portfolio...............................
         For the Developing World Portfolio.............................
         For the Investors Portfolio....................................
         For the Large Cap Value Portfolio..............................
         For the Internet TollkeeperSM Portfolio........................
MANAGEMENT OF THE TRUST.................................................
     The Management Agreement...........................................
     Portfolio Managers.................................................
     Distribution of Trust Shares.......................................
     Codes of Ethics....................................................
PORTFOLIO TRANSACTIONS AND BROKERAGE....................................
     Investment Decisions...............................................
     Brokerage and Research Services....................................
NET ASSET VALUE.........................................................
PERFORMANCE INFORMATION.................................................
TAXES...................................................................
OTHER INFORMATION.......................................................
     Capitalization.....................................................
     Voting Rights......................................................
     Purchase of Shares.................................................
     Redemption of Shares...............................................
     Exchanges..........................................................
     Custodian and Other Service Providers..............................
     Independent Auditors...............................................
     Counsel  ..........................................................
     Registration Statement.............................................
     Financial Statements...............................................
APPENDIX  1:  DESCRIPTION OF BOND RATINGS...............................  A-1

                                  INTRODUCTION


     This Statement of Additional Information is designed to elaborate upon information contained in the Prospectus for the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained herein is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Portfolio's securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectus and are not repeated herein. Captions and defined terms in this Statement of Additional Information generally correspond to like captions and terms in the Portfolios' Prospectus. Terms not defined herein have the meanings given them in the Prospectus.

     On February 22, 2001, the Trust's Board of Trustees approved:

        1) the appointment of Pacific Investment Management Company LLC as the new portfolio manager for the Core Bond Series (formerly, Global Fixed Income Series).

        2) the reconfiguration and renaming of the Core Bond Series as the Core Bond Series.

        3) A Plan of Reorganization for the Emerging Markets Series that resulted in the acquisition of all of the assets and liabilities of the Emerging Markets Series in exchange for shares of the Developing World Series and the subsequent liquidation of the Emerging Markets Series.

             Shareholders approved these changes at a Special Meeting of Shareholders held on April 17, 2001.


               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES


FIXED INCOME INVESTMENTS

U.S. GOVERNMENT SECURITIES
     U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full.


     Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Mortgage Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.

     Certain Portfolios may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.


CUSTODIAL RECEIPTS.
     The Internet TollkeeperSM Portfolio may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. government securities.

CORPORATE DEBT SECURITIES
     Certain Portfolios may invest in corporate debt securities, as stated in the Portfolios' investment objectives and policies in the relevant Prospectus or in this Statement of Additional Information. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Group ("Standard & Poor's") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by Standard & Poor's or Moody's, of equivalent quality as determined by the Portfolio Manager.


     The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

     New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Portfolio will not accrue any income on these securities prior to delivery. The Portfolio will maintain in a segregated account with its custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.


     Moody's or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Portfolio's Manager.


HIGH YIELD BONDS
     "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa or BBB, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in the pertinent Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

     Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

     High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

     The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in secondary trading market could adversely affect the price at which the Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.


BRADY BONDS
     "Brady Bonds," are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

     Certain Brady bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady bonds, investments in Brady bonds may be viewed as speculative. Brady bonds acquired by a Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady bonds held by the Portfolio.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

     Certain Portfolios may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations ("S&Ls"). Some Portfolios may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and some Portfolios also may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this Statement of Additional Information for further information regarding risks attending investment in foreign securities.

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. A Portfolio will not invest in fixed-time deposits
(1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.


     Certain of the Portfolios invest only in bank and S&L obligations as specified in that Portfolio's investment policies. Other Portfolios will not invest in obligations issued by a commercial bank or S&L unless:


        (i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated;

        (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and

        (iii)in the case of a foreign bank, the security is, in the determination of the Portfolio Manager, of an investment quality comparable with other debt securities which may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

     The Managed Global Portfolio will not invest in obligations issued by a U.S. or foreign commercial bank or S&L unless:

        (i)  the bank or S&L has total assets of at least $10 billion
             (U.S.), or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard & Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated; and

        (ii) in the case or a U.S. bank or S&L, its deposits are insured by the FDIC or the SAIF, as the case may be.


COMMERCIAL PAPER
     All of the Portfolios may invest in commercial paper (including variable rate master demand notes and extendable command notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated AA or better by Moody's or AA or better by Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

     Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Portfolio Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Portfolio may invest in them only if the Portfolio Manager believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Portfolio Manager has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

SOVEREIGN DEBT
     Debt obligations known as "sovereign debt" are obligations of governmental issuers in emerging market countries and industrialized countries. Some Portfolios may invest in obligations issued or guaranteed by a foreign government or its political subdivisions, authorities, agencies, or instrumentalities, or by supranational entities, which, at the time of investment, are rated A or better by Standard & Poor's or Moody's or, if not rated by Standard & Poor's or Moody's, determined by the Portfolio Manager to be of equivalent quality. The Core Bond Portfolio may invest in such securities rated B, subject to a maximum of 10% in securities rated Ba and B.


     Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

     A governmental entity's willingness or ability to repay principal and pay interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government's dependence on expected disbursements from third parties, the government's policy toward the International Monetary Fund and the political constraints to which a government may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a debtor's implementation of economic reforms or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the government debtor, which may further impair such debtor's ability or willingness to timely service its debts. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements. The issuers of the government debt securities in which the Portfolio may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. There can be no assurance that the Brady Bonds and other foreign government debt securities in which a Portfolio may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Portfolio's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.


MORTGAGE-BACKED SECURITIES.
     The Portfolios may invest only in those mortgage-backed securities that meet their credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

     Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a

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declining prepayment rate may extend the
average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.


COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.


     The Portfolio may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

AGENCY MORTGAGE SECURITIES.
     The Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.


GNMA CERTIFICATES. Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

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     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation
("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

     Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

     FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. Government.

     FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity

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and realized yield on
particular FNMA and FHLMC pass- through securities will vary based on the prepayment experience of the underlying pool of mortgages.


PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.
     Mortgage-backed securities may also be issued. by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

     These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

FOREIGN-RELATED MORTGAGE SECURITIES.
     The International Equity and Growth Opportunities Portfolios may invest in foreign-related mortgage securities. Foreign-related mortgage securities are interests in pools of mortgage loans made to residential buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Polls of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These mortgage loans operate similar to those in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience and maturities of loans.

ASSET-BACKED SECURITIES.
     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the

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receivable or state or
federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

     A Portfolio may invest in any type of asset-backed security if the Portfolio Manager determines that the security is consistent with the Portfolio's investment objective and policies. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Portfolios.

SUBORDINATED MORTGAGE SECURITIES
     Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which certain Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

     The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

     In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

     Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

     Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.

     The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for

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each such period
and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

     A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

     A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

     The Portfolio Manager will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Portfolio Manager has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Portfolio Manager, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Portfolio Manager will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

     Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

     A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of

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such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

     The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by savings and loan associations, savings banks, commercial banks or similar institutions and mortgage banking companies.

     Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

     The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

LOAN PARTICIPATIONS.
     The Core Bond Portfolio may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Portfolio intends to invest may not be rated by any nationally recognized rating service.

     A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower. A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Portfolio were determined to be subject to the claims of the agent bank's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal.

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the corporate borrower's obligation, or that the collateral can be liquidated.
The Portfolios may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Portfolio bears a substantial risk of losing the entire amount invested. The Portfolio limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, the Portfolio generally will treat the corporate borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Portfolio Manager believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolio currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Portfolio's investment restriction relating to the lending of funds or assets by the Portfolio.

     Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Portfolio relies on the Portfolio Manager's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES.
     The Core Bond Portfolio may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Portfolio to increase its investment in a company at a time when it might not otherwise

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decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Portfolio Manager in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments. The Core Bond Portfolio may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Portfolio currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio's investment restriction relating to the lending of funds or assets.

ZERO-COUPON AND PAYMENT-IN-KIND BONDS

     Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

     The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy the Portfolio's distribution obligations.


EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS
     Certain Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

INFLATION-INDEXED BONDS.
     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For

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bonds that do not provide a similar
guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS.
     "Event-linked bonds" are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

EQUITY INVESTMENTS

COMMON STOCK AND OTHER EQUITY SECURITIES
     Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Portfolio the right to vote on measures affecting the company's organization and operations.

     Certain of the Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for a Portfolio, the Manager or Portfolio Manager will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

PREFERRED STOCK
     Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.


CONVERTIBLE SECURITIES
     A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

WARRANTS
     Certain Portfolios may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never

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exceed the exercise price before the expiration date
of the warrant, the purchaser of the warrant risks the losses of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company and a Portfolio's intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

     Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.


     Certain Portfolios may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

EURODOLLAR CONVERTIBLE SECURITIES
     Certain Portfolios may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES
     Certain Portfolios may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment. The Portfolio's transactions in derivative instruments may include:

        o the purchase and writing of options on securities (including index options) and options on foreign currencies;

        o the purchase and sale of
          futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

        o entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, and related caps, collars, floors and swaptions.

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     The success of transactions in derivative instruments depends on the
Portfolio Manager's judgment as to their potential risks and rewards. Use of these instruments exposes a Portfolio to additional investment risks and transaction costs. If the Portfolio Manager incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

     Certain Portfolios may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Portfolio Manager's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a Portfolio's investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
     GENERAL DESCRIPTION OF FUTURES CONTRACTS. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

     INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

     A Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which the Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

     A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by the Portfolio would be substantially offset by the

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ability of the Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

     OPTIONS ON FUTURES CONTRACTS. A futures option gives the Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by the Portfolio.

     The Portfolio may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

     STOCK INDEX FUTURES CONTRACTS. A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

     To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

        (1) when a sale of portfolio securities at that time would appear to be disadvantageous in the long-term because such liquidation would:
             (a) forego possible price appreciation, (b) create a situation in which the securities would be difficult to repurchase, or (c) create substantial brokerage commissions;

        (2) when a liquidation of the portfolio has commenced or is contemplated, but there is, in the Portfolio Manager's determination, a substantial risk of a major price decline before liquidation can be completed; or

        (3)  to close out stock index futures purchase transactions.

     Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

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        (1)  if the Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Portfolio Manager to be fair value based upon the price of the stock at the time it qualified for inclusion in the portfolio, or

        (2)  to close out stock index futures sales transactions.

     As long as required by regulatory authorities, each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, in order to avoid being deemed a commodity pool. For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities which the Portfolio intends to purchase. The Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this Statement of Additional Information for a discussion of other strategies involving futures and futures options.

     If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits.

     A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

     A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

     INVESTMENT IN GOLD AND OTHER PRECIOUS METALS. Some Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, each Portfolio (with the exception of the Hard Assets Portfolio) intends to manage its metal investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current

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limit on so-called non-qualifying
income) is derived from these and other sources that produce such non-qualifying income.

     Metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank. Metal investments do not generate interest or dividend income.

     Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada, and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

     GOLD FUTURES CONTRACTS. A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When the Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when the Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. The Portfolio will not engage in these contracts for speculation or for achieving leverage. The Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

     LIMITATIONS. When purchasing a futures contract, a Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by the Portfolio. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

     A Portfolio may not maintain open short positions in futures contracts or call options written on futures contracts if, in the aggregate, the market value of all such open positions exceeds the current value of its portfolio securities, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the Portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities it owns, the value of those securities will be deducted from the current market value of the securities portfolio.

     In compliance with the requirements of the Commodity Futures Trading Commission ("CFTC") under which an investment company may engage in futures transactions, the Trust will comply with certain regulations of the CFTC to qualify for an exclusion from being a "commodity pool." The regulations require that the Trust enter into futures and options (1) for "bona fide hedging" purposes, without regard to the percentage of assets committed to initial margin and options premiums, or (2) for other strategies, provided that the aggregate initial margin and premiums required to establish such positions do not exceed 5% of the liquidation value of a Portfolio, after taking into account unrealized profits and unrealized gains on any such contracts entered into.

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     In addition, the Portfolios will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of each Portfolio's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, each Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of each Portfolio's total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by each Portfolio would exceed 5% of each Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.


OPTIONS ON SECURITIES AND SECURITIES INDEXES

     PURCHASING OPTIONS ON SECURITIES. An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Portfolio would continue to receive interest income on such security.

     A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

     A Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS
     The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing

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transaction, it
will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

     Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in the Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.

     WRITING COVERED CALL AND SECURED PUT OPTIONS. In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

     In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

     A Portfolio may write a call or put option only if the option is "covered" or "secured" by the Portfolio holding a position in the underlying securities. This means that so long as the Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, a Portfolio may maintain, in a segregated account with the Trust's custodian, cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if the Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.


     A Portfolio may not purchase or sell options if more than 25% of its net assets would be hedged. A Portfolio may write covered call options and secured put options to generate income or lock in gains on up to 25% of its net assets.


     OPTIONS ON SECURITIES INDEXES. A Portfolio may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells of options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, the Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Portfolio must purchase a like option of greater

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value that will expire no earlier than the option sold.
Purchased options may not enable the Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of the Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

     OVER-THE-COUNTER OPTIONS. Certain Portfolios may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio may be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

     The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio's assets (the "SEC illiquidity ceiling"). Except as provided below, the Portfolios intend to write over-the-counter options only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which such Portfolios have in place with such primary dealers will provide that each Portfolio has the absolute right to repurchase any option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-money. A Portfolio will treat all or a part of the formula price as illiquid for purposes of the SEC illiquidity ceiling. Certain Portfolio may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.

     OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if the Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, the Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

     GENERAL. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of the Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in the Portfolio's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


FOREIGN CURRENCY OPTIONS. A Portfolio may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. A Portfolio uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a

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

put option and the simultaneous sale of
call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

FORWARD CURRENCY CONTRACTS. A Portfolio may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     A Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system. As a general rule, a Portfolio will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS
     There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio's transactions in futures may protect the Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that the Portfolio's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.


     There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will

                                       24


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

develop or continue to exist.
The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

     Most Portfolios will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. A Portfolio will not enter into a futures contract or purchase a futures option if immediately thereafter the initial margin deposits for futures contracts held by the Portfolio plus premiums paid by it for open futures options positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the Portfolio's total assets.

     Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

     The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.


SWAPS

     Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on the Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

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     The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

VARIABLE AND FLOATING RATE SECURITIES
     Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

     Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

LEASE OBLIGATION BONDS
     Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio's limit on illiquid securities.


STRUCTURED SECURITIES
     Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the Reference) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

INDEXED SECURITIES
     Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

     Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase

                                       26


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

when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.


HYBRID INSTRUMENTS
     Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

     Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

     The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument

                                       27


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and which may not be readily
foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

     Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

     Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

     Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.


     The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, each Portfolio, except for the Special Situations Portfolio, the Growth Portfolio and the Growth and Income Portfolio, will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that a Portfolio's investment in Hybrid Instruments will account for more than 10% of the Portfolio's return (positive or negative).


DOLLAR ROLL TRANSACTIONS
     Certain Portfolios seeking a high level of current income may enter into dollar rolls or "covered rolls" in which the Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, the Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Portfolio may or may not take delivery of the securities the Portfolio has contracted to purchase.

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     The Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Portfolio. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS
     All Portfolios may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Although a Portfolio would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if the Portfolio Manager deems it appropriate to do so. The Portfolio may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

FOREIGN SECURITIES
     Certain Portfolios may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts") which are described below. Some Portfolio may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this Statement of Additional Information for further description of these securities.

     Each Portfolio, except the Developing World, Hard Assets Portfolio, Special Situations Portfolio, Growth and Income Portfolio, and Growth Portfolio may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country and no more than 50% of its assets invested in securities of any one country, except that a Portfolio may have more than 50% of its total assets invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany. The Core Bond Portfolio may not have more than 10% of its total assets invested in securities of issuers located in emerging markets. In addition, the Hard Assets Portfolio may invest up to 35% of its net assets in securities of issuers located in South Africa. A Portfolio's investments in U.S. issuers are not subject to the foreign country diversification guidelines.


     Investments in foreign securities offer potential benefits not available solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

     Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation,

                                       29


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other foreign taxation, political or social instability,
or diplomatic developments that could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.


     Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investment.

     Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a

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Portfolio's investments in Eastern Europe will not also be
expropriated, nationalized or otherwise confiscated.


     As discussed above "sovereign debt" consists of debt obligations of governmental issuers in emerging market countries and industrialized countries. The sovereign debt issued or guaranteed by certain emerging market governmental entities and corporate issuers in which the Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. Similarly, the Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. The issuers of the government debt securities in which the Portfolio may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness. See "High Yield Bonds" and "Sovereign Debt under "Description of Securities and Investment Techniques."

     Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

     ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.


     On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. As of January 1, 2001, Greece also adopted the euro as its currency. It is anticipated that each participating country will replace its local currency with the euro by December 31, 2001. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and would, in that event, dominate its existing currency with the euro. The anticipated replacement of existing currencies in euros could, although unlikely, cause market disruptions before or after July 1, 2001 and could adversely affect the value of securities held by a Portfolio.

FOREIGN CURRENCY TRANSACTIONS
     Since certain Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. Dollar, and receive interest, dividends and sale proceeds in other currencies, those Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. Dollar. The Portfolios may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at

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the spot rate prevailing in
the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.


     A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Portfolio may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

     A Portfolio may enter into forward foreign currency contracts in two circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

     Second, when the Portfolio Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.

     At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

     If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that

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the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time. In addition, a Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

OPTIONS ON FOREIGN CURRENCIES
     A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. Currently, options are traded on the following foreign currencies on a domestic exchange: British Pound, Canadian Dollar, German Mark, Japanese Yen, French Franc, and Swiss Franc. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

     A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received.

     In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

CURRENCY MANAGEMENT
     A Portfolio's flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio's investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. The Manager or relevant Portfolio Manager attempts to minimize exchange rate risk through active Portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

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EQUITY AND DEBT SECURITIES ISSUED OR GUARANTEED BY
SUPRANATIONAL ORGANIZATIONS
     Portfolios authorized to invest in securities of foreign issuers may invest assets in equity and debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

EXCHANGE RATE-RELATED SECURITIES
     Certain of the Portfolios may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

     Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

OTHER INVESTMENT PRACTICES AND RISKS

REPURCHASE AGREEMENTS
     All Portfolios may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

     The Portfolio Manager monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio. The Portfolio Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

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     A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board of Trustees of the Trust, which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.


     A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio's limitation of 15% of the net assets of the Portfolio on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.

REVERSE REPURCHASE AGREEMENTS
     A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. A Portfolio typically will segregate assets determined to be liquid by the Portfolio Manager to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by a Portfolio creates leverage, which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. The Internet TollkeeperSM Portfolio may not invest in reverse repurchase agreements.

OTHER INVESTMENT COMPANIES
     All Portfolios may invest in shares issued by other investment companies. The Internet TollkeeperSM Portfolio may invest in shares of certain types of investment companies referred to as "SPDR"s and "WEB"s, as defined below. A Portfolio is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company, (2) invest more than 5% of the Portfolio's total assets in the investment company, or (3) invest more than 10% of the Portfolio's total assets in all investment company holdings. As a shareholder in any investment company, a Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company. The Equity Income and Fully Managed Portfolios may, however, invest in shares of the T. Rowe Price Money Market Funds; the Special Situations, Growth and Growth and Income Portfolios may invest in shares of Janus' Money Market Funds and the Asset Allocation Growth and Diversified Mid-Cap Portfolios may invest in shares of Fidelity Money Market Funds pursuant to the receipt of SEC exemptive orders. Other Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act. The International Equity Portfolio may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies.

     STANDARD & POOR'S DEPOSITARY RECEIPTS. The Internet TollkeeperSM Portfolio may, consistent with its investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is

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sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.

     WORLD EQUITY BENCHMARK SHARES. The Internet TollkeeperSM Portfolio may also invest in World Equity Benchmark Shares ("WEBS"). WEBS are shares of an investment company that invests substantially all of its assets in securities included in the MSCI indices for specified countries. WEBS are listed on the AMEX and were initially offered to the public in 1996. The market prices of WEBS are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of WEBS on the AMEX. To date, WEBS have traded at relatively modest discounts and premiums to their NAVs. However, WEBS have a limited operating history and information is lacking regarding the actual performance and trading liquidity of WEBS for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of WEBS will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting WEBS should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, the Portfolio could be required to reconsider the use of WEBS as part of its investment strategy.

SHORT SALES
     A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price. A Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Portfolio Manager believes that a decline in the price of a particular security or group of securities is likely. The Internet TollkeeperSM Portfolio may not invest in short sales.


     The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. In addition, with respect to any short sale, other than short sales against the box, the Portfolio will be required to deposit collateral consisting of cash, cash items, or U.S. government securities in a segregated account with its custodian in an amount such that the value of the sum of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short. The deposits do not necessarily limit the Portfolio's potential loss on a short sale, which may exceed the entire amount of the collateral.

     A Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE BOX
     A short sale "against the box" is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. A Portfolio would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

ILLIQUID SECURITIES
     Illiquid securities are securities that are not readily marketable, including, where applicable: (1) repurchase agreements with maturities greater than seven calendar days or with a demand period of more than seven days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in this Statement of Additional Information; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) securities the disposition of which is restricted under Federal securities laws (excluding Rule 144A Securities, described below).

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RESTRICTED SECURITIES
     Each Portfolio may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Trust's Board of Trustees, based upon information and recommendations provided by the Portfolio Manager, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board of Trustees has adopted guidelines and has delegated to the Portfolio Manager the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to limitation on investments in illiquid investments and subject to the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"), the Portfolios may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, the Portfolio might not be able to sell these securities when the Portfolio Manager wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.


BORROWING
     Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio's shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     Reverse repurchase agreements, short sales of securities, and short sales of securities against the box will be included as borrowing subject to the borrowing limitations described below, except those Portfolios that are permitted to engage in short sales of securities with respect to an additional 15% of the Portfolio's net assets in excess of the limits otherwise applicable to borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to a Portfolio's borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust's custodian equal to the Portfolio's obligations under the when-issued or delayed delivery arrangement.

LENDING PORTFOLIO SECURITIES
     For the purpose of realizing additional income, certain Portfolios may make secured loans of portfolio securities. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio's investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five business day's notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with

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other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the Portfolio Manager, the consideration to be earned from such loans would justify the risk.


REAL ESTATE INVESTMENT TRUSTS.
REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code of 1986 (the "Code"). A Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY. Although a Portfolio that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

        o  possible declines in the value of real estate;

        o  adverse general or local economic conditions;

        o  possible lack of availability of mortgage funds;

        o  overbuilding;

        o  extended vacancies of properties;

        o  increases in competition, property taxes and operating expenses;

        o  changes in zoning or applicable tax law;

        o costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

        o  casualty or condemnation losses;

        o uninsured damages from floods, earthquakes or other natural disasters;

        o  limitations on and variations in rents; and

        o  unfavorable changes in interest rates.


In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code of 1986 and to maintain an exemption under the 1940. Act Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

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HARD ASSET SECURITIES
     The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.


SMALL COMPANIES
     Certain of the Portfolios may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Manager or a Portfolio Manager would otherwise have sold the security. It is possible that the Adviser or a Portfolio Manager or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.


     UNSEASONED COMPANIES. The Internet TollkeeperSM Portfolio may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.


STRATEGIC TRANSACTIONS
     Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this Statement of Additional Information, certain of the Portfolios may, but are not required to, utilize various investment strategies as described herein to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

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     Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its Portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although no more than 5% of the Portfolio's assets will be used as the initial margin or purchase price of options for Strategic Transactions entered into for purposes other than "bona fide hedging" positions as defined in the regulations adopted by the Commodity Futures Trading Commission. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Manager's or Portfolio Manager's ability to predict, which cannot be assured, pertinent market movements. The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

SPECIAL SITUATIONS
     A special situation arises when, in the opinion of the Portfolio Manager, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than in inherent in ordinary investment securities.


INTERNET AND INTERNET-RELATED COMPANIES
     Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, Competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

TEMPORARY DEFENSIVE INVESTMENTS
     For temporary and defensive purposes, each Portfolio may invest up to 100% of its total assets in investment grade short-term fixed income securities (including short-term U.S. government securities, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes) and repurchase agreements. Each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

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     Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this Statement of Information will apply at the time of investment. A portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.


                      INVESTMENT OBJECTIVES AND ADDITIONAL

                   INVESTMENT STRATEGIES AND ASSOCIATED RISKS

LIQUID ASSET PORTFOLIO

Investment Objective:   High level of current income consistent with the
                        preservation of capital and liquidity.

     The Liquid Asset Portfolio seeks to achieve a high level of current income consistent with the preservation of capital and liquidity. The Portfolio is permitted to invest in asset-backed securities, subject to the rating and quality requirements specified with respect to the Portfolio. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Portfolio's investment objectives, policies and quality standards, the Portfolio may invest in these and other types of asset-backed securities which may be developed in the future.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

     The Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Portfolio, provided that any such purchases will be limited to short-term investments in shares of unaffiliated investment companies, and will not, in the aggregate, exceed 10% of the Portfolio's net assets. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.

     The Portfolio may also make limited investments in guaranteed investment contracts ("GIC") issued by U.S. insurance companies that are subject to the Portfolio's 10% restriction on invesments in illiquid securities. The Portfolio will purchase a GIC only when the Manager has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Portfolio and is of comparable quality to instruments that are rated high quality by certain nationally recognized statistical rating organizations.

     The Portfolio may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. A forward commitment transaction is an agreement by a portfolio to purchase or sell securities at a specified future date. When a portfolio engages in these transactions, the Portfolio relies on the buyer or seller, as the case may be, to

                                       41


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consummate the sale.
Failure to do so may result in the Portfolio missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Portfolio until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets, such as cash, U.S. government securities, or other liquid assets equal to the value of purchase commitments will be maintained until payment is made. Such transactions have the effect of leverage on the Portfolio and may contribute to the volatility of a Portfolio's net asset value.

     To increase current income, the Portfolio may lend its portfolio securities in an amount up to 33% of each such Portfolio's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned. These transactions involve a loan by the applicable Portfolio and are subject to the same risks as repurchase agreements.

     The Portfolio may enter into repurchase agreements with any bank or broker-dealer which, in the opinion of the Board of Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement, the Portfolio acquire securities and obtain a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily.

     The Portfolio may not invest more than 5% of its total assets, measured at the time of investment, in securities of any one issuer, except that this limitation shall not apply to U.S. government securities and repurchase agreements thereon. The Portfolio may not invest more than the greater of 1% of its total assets or $1,000,000, measured at the time of investment, in securities of any one issuer that are rated in the second-highest rating category, except that this limitation shall not apply to U.S. government securities. In the event that an instrument acquired by the Portfolio is downgraded or otherwise ceases to be of the quality that is eligible for the Portfolio, the Portfolio Manager, under procedures approved by the Board of Trustees (or the Board of Trustees itself if the Portfolio Manager becomes aware an unrated security is downgraded below high quality (within the first or second highest rating category) and the Portfolio Manager does not dispose of the security or such security does not mature within five business days), shall promptly reassess whether such security presents minimal credit risk and determine whether to retain the instrument.


     The Portfolio may invest up to 10% in illiquid securities and may borrow up to 10% of its net assets to purchase securities and up to 25% of its net assets for temporary purposes. In connection with permissible borrowings the Portfolio may transfer as collateral securities owned by the Portfolio. See "Description of Securities and Investment Techniques" for descriptions of these techniques.



LIMITED MATURITY BOND PORTFOLIO

Investment Objective:  Highest current income consistent with low risk to principal and liquidity.

     As discussed in the Prospectus, the Portfolio invests primarily in short-to-intermediate term debt securities with actual remaining maturities of seven years or less, and other debt securities with special features (i.e., puts, variable floating coupon rates, maturity extension arrangements, mortgage pass-throughs, etc.) producing price characteristics similar to those of short-to-intermediate term debt securities. The Portfolio will not invest more than 25% of its total assets in a single industry. The Portfolio will not invest more than 10% of its assets in foreign government securities.


     The asset-backed securities in which the Portfolio may invest include mortgage-backed U.S. government securities, mortgages pooled by high quality financial institutions, and other asset-

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

backed securities representing pools of
receivables unrelated to mortgage loans. The Portfolio's investments in banking industry obligations include certificates of deposit, time deposits, and bankers' acceptances issued by commercial banks. The Portfolio's investments in savings industry obligations include certificates of deposit and time deposits issued by savings and loan associations. The Portfolio's investments in commercial paper consist primarily of unsecured notes with maturities of nine months or less issued to finance short-term credit needs. The Portfolio's investments in variable and floating rate securities have coupon rates which vary with a designated money market index or are reset at preset intervals.


     The Portfolio may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. A forward commitment transaction is an agreement by the Portfolio to purchase or sell securities at a specified future date. When the Portfolio engages in these transactions, the Portfolio relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Portfolio missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Portfolio until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets, such as cash, U.S. government securities, or other liquid assets equal to the value of purchase commitments will be maintained until payment is made. Such transactions have the effect of leverage on the Portfolio and may contribute to volatility of a Portfolio's net asset value.

     To increase current income, the Portfolio may lend its portfolio securities in an amount up to 33% of its total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned. These transactions involve a loan by the applicable Fund and are subject to the same risks as repurchase agreements.


     The Portfolio may enter into repurchase agreements with any bank or broker-dealer which, in the opinion of the Board of Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement, the Portfolio acquires securities and obtain a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The Portfolio may also invest in reverse repurchase agreements pursuant to which the Portfolio sells securities and simultaneously agrees to repurchase them at a later date.


     The Portfolio seeks to reduce risk, increase income, and preserve or enhance total return by actively managing the maturity of its portfolio in light of market conditions and trends. When, in the opinion of the Portfolio Manager, market indicators point to higher interest rates and lower bond prices, average maturity generally will be shortened. When falling interest rates and rising bond prices are indicated, a longer average portfolio maturity generally can be expected.

     During periods of rising or falling interest rates, the Portfolio may also seek to hedge all or a part of its portfolio against related changes in securities prices by buying or selling interest rate futures contracts and options thereon. Such a strategy involves using the contracts as a maturity management device that reduces risk and preserves total return while the Portfolio is restructuring its portfolio in response to the changing interest rate environment. For information on such contracts, see "Description of Securities and Investment Techniques."

     The Portfolio's dollar-weighted average maturity will not exceed five years, and, in periods of rapidly rising interest rates, may be shortened to one year or less. For these purposes, (i) the maturity of mortgage-backed securities is determined on an "expected life" basis, (ii) variable or

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floating rate
securities are deemed to mature at the next interest rate adjustment date, and
(iii) debt securities with put features are deemed to mature at the next put exercise date. Positions in interest rate futures contracts (long or short) will be reflected in average portfolio maturity on the basis of the maturities of the securities underlying the futures contracts. The Portfolio may invest in futures contracts, purchase and sell interest rate futures contracts, and purchase and write options on such futures contracts.

     The Portfolio may invest in private placements of debt securities. These investments may be considered to be restricted securities. The Portfolio may invest up to 10% of its net assets in these and other illiquid securities. The Portfolio may also purchase securities (including mortgage-backed securities such as GNMA, FNMA, and FHLMC Certificates) on a when-issued basis. A description of these techniques and their attendant risks is contained in the section of this Statement of Additional Information entitled "Description of Securities and Investment Techniques."

     The Portfolio may write covered call options and purchase put options, and purchase call and write put options to close out options previously written by the Portfolio. The Portfolio may engage in options transactions to reduce the effect of price fluctuations of securities owned by the Portfolio (and involved in the options) on the Portfolio's net asset value per share. This Portfolio will purchase put options involving portfolio securities only when the Portfolio Manager believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell the portfolio security. The Portfolio will engage only in short sales "against the box."

     In addition to the limited maturity debt in which the Portfolio invests, other investments may include other debt securities with special features (e.g., puts, variable or floating coupon rates, maturity extensions arrangements, mortgage pass-throughs, etc.) producing price characteristics similar to those of short-to medium-term debt securities. Generally, the Portfolio's securities are selected from as many as ten sectors of the fixed income market, each representing a different type of fixed income investment.



CORE BOND PORTFOLIO

Investment Objective:   Maximum total return, consistent with preservation of
                        capital and prudent investment management.

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the portfolio normally varies within a three- to six- year time frame based on the Portfolio Manager's forecast for interest rates. The total return sought will consist of income earned on the Portfolio's investments plus capital appreciation, if any.

     The fixed income instruments in which the Portfolio may invest include:

        o securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises ("U.S. Government Securities");

        o corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

        o mortgage-backed and other asset-backed securities;

        o inflation-indexed bonds issued both by governments and corporations;

        o structured notes, including hybrid or "indexed" securities,

        o event-linked bonds and loan participations;

        o delayed funding loans and revolving credit facilities;

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        o bank certificates of deposit, fixed time deposits and bankers'
          acceptances;

        o repurchase agreements and reverse repurchase agreements;

        o debt securities issued by states or local governments and their agencies, authorities and government sponsored enterprises;

        o obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; and

        o obligations of international agencies or supranational entities.

     Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a Portfolio with a shorter average portfolio duration.

     References are made in the prospectus and this Statement of Information to credit ratings of debt securities which measure an issuer's expected ability to pay principal and interest on time. Credit ratings are determined by rating organizations, such as Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by the Portfolio
Manager:

        o    high quality

        o    investment grade

        o    below investment grade ("high yield securities" or "junk bonds")

     The Portfolio may invest up to 10% of its assets in high yield securities or "junk bonds" rated B or higher by Moody's or S&P, or if unrated, determined by the Portfolio Manager to be of comparable quality.

     The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. International investing in general may involve greater risks than U.S. investments. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce risk of loss due to fluctuations in currency exchange rates.

     The Portfolio may invest all of its assets in certain derivative instruments, such as options, futures contracts, swap agreements, or mortgage- or asset-backed securities.


FULLY MANAGED PORTFOLIO

Investment Objective: Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

     The Portfolio Manager uses a value approach, which means looking for companies whose stocks and other securities appear to be undervalued by various measures and may be temporarily out of favor with investors but have good prospects for capital appreciation. The risk of this approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Such investments may be attractive if their prices appear to be excessively discounted and prospects for appreciation are considered favorable.

     The Portfolio holds a certain portion of its assets in money market reserves. The Portfolio's reserve position can consist of shares of one or more
T. Rowe Price internal money market portfolios as well as short-term, high-quality U.S. and foreign dollar-denominated money market securities,

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including repurchase agreements. For temporary, defensive purposes, the
Portfolio may invest without limitation in money market reserves. The reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

     To maximize potential return, the Portfolio Manager may utilize the following investment methods: writing "covered" listed put and call equity options, including options on stock indexes, and purchasing such options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures; purchasing warrants and preferred and convertible preferred stocks; entering into repurchase agreements and reverse repurchase agreements; lending portfolio securities to brokers, dealers, banks, or other recognized institutional borrowers of securities; purchasing securities of foreign issuers, with up to 25% of total net assets invested in foreign equities; entering into forward currency contracts and currency exchange transactions for hedging purposes; and borrowing from banks to purchase securities. The Portfolio will not engage in short sales of securities other than short sales "against the box." The Portfolio may invest up to 15% of its net assets in illiquid securities. See "Description of Securities and Investment Techniques" for further discussion of these investment methods.


     The Portfolio may invest in convertible debt or preferred equity securities and warrants. The Portfolio may also purchase debt securities, including junk bonds and restricted securities (up to 15% of total assets) and hybrids (up to 10% of total assets). In addition, the Portfolio may purchase securities in private placements, subject to a 15% net asset limit on illiquid securities. The total market value of securities against which the Portfolio writes call or put options may not exceed 25% of its total assets.


TOTAL RETURN PORTFOLIO

Investment Objective:   Above-average income (compared to a portfolio entirely
                        invested in equity securities) consistent with the prudent employment of capital. A secondary goal is the reasonable opportunity for growth of capital and income.

     As discussed in the Prospectus, the Total Return Portfolio is a "balanced fund" that invests in a combination of equity and fixed income securities. The Portfolio may invest in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by U.S. government-sponsored corporations (such as FNMA or FHLMC, which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations). Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Fixed income securities that the Portfolio may invest in also include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). See "Description of Securities and Investment Techniques" for a further discussion of these securities.

     The Portfolio may invest in ADRs which are certificates issued by a U.S. depository (usually a bank), that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. Although ADRs are issued by a U.S. depository, they are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

     The Portfolio may invest up to 20% of its net assets in foreign securities (including investments in emerging markets or countries with limited or developing capital markets). Investing in securities

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

of foreign issuers
generally involves risks not ordinarily associated with investing in securities of domestic issuers. (See "Description of Securities and Investment Techniques -- Foreign Investments" for a discussion of the risks involved in foreign investing.)

     In order to protect the value of the Portfolio's investments from interest rate fluctuations, the Portfolio may enter into various hedging transactions, such as interest rate swaps, and the purchase or sale of interest rate caps, floors and collars.

     The Portfolio may purchase "Rule 144A securities"; enter into repurchase agreements; lend portfolio securities; purchase securities on a "when-issued" or on a "delayed delivery" basis; invest in indexed securities linked to foreign currencies, indexes, or other financial indicators; enter into covered mortgage "dollar roll" transactions; invest a portion of its assets in loan participations and other direct indebtedness; purchase restricted securities, corporate asset-backed securities, options on securities, options on stock indexes, options on foreign currencies, futures contracts, options on futures contracts and forward foreign currency exchange contracts. See "Description of Securities and Investment Techniques" for more information regarding these transactions and the risks associated with them.

     While it is not generally the Portfolio's policy to invest or trade for short-term profits, the Portfolio may dispose of a portfolio security whenever the Portfolio Manager is of the opinion that such security no longer has an appropriate appreciation potential or when another security appears to offer relatively greater appreciation potential. Portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in a profit or loss. Therefore, the rate of Portfolio turnover is not a limiting factor when a change in the Portfolio is otherwise appropriate. Because the Portfolio is expected to have a Portfolio turnover rate of over 100%, transactions costs incurred by the Portfolio and the realized capital gains and losses of the Portfolio may be greater than that of a Portfolio with a lesser turnover rate.



ASSET ALLOCATION GROWTH PORTFOLIO:

Investment Objective:   Maximize total return over the long term by allocating
                        its assets among stocks, bonds, short-term instruments and other investments.

     The Portfolio may also purchase illiquid or restricted securities (such as private placements). The Portfolio may not invest more than 15% of its net assets in illiquid securities. While it is not generally the Portfolio's policy to invest or trade for short-term profits, the Portfolio may dispose of a portfolio security whenever the Portfolio Manager is of the opinion that such security no longer has an appropriate appreciation potential or when another security appears to offer relatively greater appreciation potential. Portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor when a change in the Portfolio is appropriate. Because the Portfolio is expected to have a portfolio turnover rate of over 100%, transaction costs incurred by the Portfolio and the realized capital gains and losses of the Portfolio may be greater than that of a Portfolio with a lesser turnover rate.

     Asset Allocation: The stock class includes domestic and foreign equity securities for all types (other than adjustable rate preferred stocks that are included in the bond class). Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

     The bond class includes all varieties of domestic and foreign fixed-income securities maturing in more than one year. The Portfolio Manager will seek to maximize total return within the bond class by adjusting the Portfolio's investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities.

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Securities in these asset classes may include
bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. dollars or foreign currency.

     The short-term/money market class includes all types of domestic and foreign short-term and money market instruments. Short-term and money market instruments may include commercial paper, notes, and other corporate debt securities, government securities issued by U.S. or foreign governments or their agencies or instrumentalities, bank deposits and other financial institution obligations, repurchase agreements involving any type of security, and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency. The Portfolio Manager may use its judgment to place a security in the most appropriate asset class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Portfolio may also make other investments that do not fall within these asset classes. In making asset allocation decisions, the Portfolio Manager will evaluate projections of risk, market conditions, economic conditions, volatility, yields, and returns. The Portfolio Manager's management will use database systems to help analyze past situations and trends, research specialists in each of the asset classes to help in securities selection, portfolio management professionals to determine asset allocation and to select individual securities, and its own credit analysis as well as credit analyses provided by rating services.



EQUITY INCOME PORTFOLIO

Investment Objective:   Substantial dividend income as well as long-term
                        growth of capital.

     In addition to the investment strategies discussed in the prospectus, the Portfolio may invest in foreign securities, convertible stocks and bonds, warrants and certain potentially high-risk derivatives described in this Statement of Additional Information whose investment characteristics are consistent with the Portfolio's investment program.

     The Portfolio may invest in common and preferred stocks, fixed income securities, high-yield, high-risk bonds, hybrid instruments and certain types of illiquid investments such as private placements.

     The Portfolio will hold a certain portion of its assets in money market reserves. The Portfolio `s reserve position can consist of shares of one or more
T. Rowe Price internal money market portfolios as well as short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements. For temporary, defensive purposes, the Portfolio may invest without limitation in money market reserves. The reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

     The Portfolio's emphasis on stocks of established, high dividend-paying companies, as well as its possible exposure to fixed income securities, could limit its potential for capital appreciation. Sharply rising interest rates could also decrease the appeal of stocks purchased by the Portfolio, further restraining total return. In addition, the value approach includes the risks that 1) the market will not recognize a security's intrinsic value for an unexpectedly long time, and 2) a stock that is judged to be undervalued is actually appropriately priced due to intractable or fundamental problems that are not yet apparent.

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INVESTORS PORTFOLIO

Investment Objective:   Seek long-term growth of capital. Current income is a
                        secondary objective.

     The Investors Portfolio from time to time may invest up to 5% of its net assets in non-convertible debt securities rated below investment grade by S&P and Moody's (with no minimum rating required), or comparable unrated securities. There is no limit on the amount of Investors Portfolio's assets that can be invested in convertible securities rated below investment grade. For additional information on these high yield debt securities, which involve a high degree of risk, see "Description of Securities and Investment Techniques -- High Yield Bonds" in this Statement of Additional Information.

     The Investors Portfolio maintains a carefully selected portfolio of securities diversified among industries and companies. The Portfolio may invest up to 25% of its net assets in any one industry. The Portfolio generally purchases marketable securities, primarily those traded on the New York Stock Exchange ("NYSE") or other national securities exchanges, but also purchases securities traded in the over-the-counter market. The Portfolio will not invest more than 10% of the value of its total assets in illiquid securities, such as "restricted securities" which are illiquid, and securities that are not readily marketable. As more fully described below, the Portfolio may purchase certain Rule 144A securities for which there is a secondary market of qualified institutional buyers as contemplated by Rule 144A under the 1933 Act. The Portfolio's holdings of Rule 144A securities which are liquid securities will not be subject to the 10% limitation on investments in illiquid securities. For further discussion of illiquid securities and their associated risks, see "Description of Securities and Investment Techniques -- Illiquid Securities."

     From time to time, the Investors Portfolio may lend portfolio securities to brokers or dealers or other financial institutions. Such loans will not exceed 33 1/3% of the Portfolio's total assets, taken at value. For a discussion of the risks associated with lending portfolio securities, see "Description of Securities and Investment Techniques -- Lending Portfolio Securities."

     As indicated under "Investment Restrictions" the Investors Portfolio may invest in repurchase agreements in an amount up to an aggregate of 25% of its total assets. For a description of repurchase agreements and their associated risks, see "Description of Securities and Investment Techniques -- Repurchase Agreements." In addition, in order to meet redemption requests or as a temporary measure, the Portfolio may borrow up to an aggregate of 5% of its total assets taken at cost or value, whichever is less. The Portfolio shall borrow only from banks.

     As a hedge against either a decline in the value of securities included in the Investors Portfolio's investments or against an increase in the price of securities which it plans to purchase or in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain, the Investors Portfolio may use all of the various investment strategies referred to under "Description of Securities and Investment Techniques -- Derivatives." The Portfolio's ability to pursue certain of these strategies may be limited by applicable regulations of the SEC, the CFTC and the federal income tax requirements applicable to regulated investment companies.

     The foregoing investment policies, other than the Investors Portfolio's investment objectives and the Portfolio's policies with respect to repurchase agreements, borrowing of money and lending of portfolio securities, are not fundamental policies and may be changed by vote of the Board of Trustees without the approval of shareholders.

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VALUE EQUITY PORTFOLIO

Investment Objective:   Capital appreciation. Dividend income is a
                        secondary objective.

     At least 65% of the Portfolio's assets normally will be invested in equity securities. However, during adverse market conditions, as a temporary investment posture, the Portfolio may invest significantly in the debt securities and money market instruments.

     The Portfolio may invest without limit in equity securities of foreign issuers, including ADRs. However, it is expected that under ordinary circumstances, the Portfolio will not invest more than 25% of its assets in foreign issuers, measured at the time of investment. For a description of the risks associated with investment in foreign issuers, see "Description of Securities and Investment Techniques -- Foreign Securities" in this Statement of Additional Information.

     It is the policy of the Portfolio that no equity security will be acquired, if, with respect to 75% of the Portfolio's total assets, after its acquisition, more than 25% of the Portfolio's total assets would be invested in any one industry or more than 5% would be invested in any one issuer. The Portfolio Manager periodically monitors the Portfolio's equity securities to assure they meet the selection criteria. A security may be sold from the portfolio when (i) its price approaches its intrinsic value; (ii) a temporary, dramatic, short-term price appreciation occurs; (iii) its fundamentals deteriorate; or (iv) its relative attractiveness diminishes. From time to time, the Portfolio may invest in equity securities that do not meet the selection criteria described above, but which the Portfolio Manager deems a suitable investment. For purposes of the Portfolio's investment policies, equity securities are deemed to include common stocks, securities convertible into common stocks, options on equity securities, and rights or warrants to subscribe for or purchase common stocks. The Portfolio may also invest in Standard & Poor's Depositary Receipts ("SPDR's"), which are publicly traded interests in a unit investment trust that invests in substantially all of the common stocks in the S&P 500 Index. SPDR's are not subject to the Portfolio's policy that no more than 5% of the Portfolio's total assets be invested in any one issuer. The Portfolio may make short sales "against the box."

     The Portfolio may also invest in restricted or illiquid securities; however, the Portfolio Manager can not invest more than 15% of the Portfolio's assets in securities that, at the time of investment, it believes to be illiquid. In pursuing its investment objective or for hedging purposes, the Portfolio may, but is not required to, utilize the following investment techniques: writing "covered" listed put and call options with respect to 25% of its net assets, may purchase protective puts up to 25% of its net assets and may purchase calls and puts other than protective puts up to 5% of its assets; entering into stock index, interest rate, foreign currency and other financial futures contracts, and purchasing options on such futures contracts; entering into forward currency contracts, currency exchange transactions; purchasing mortgage-backed securities and asset-backed securities; and borrowing from banks up to 10% of its net assets to purchase securities and up to 25% of its net assets for temporary purposes. See "Description of Securities and Investment Techniques" for a discussion of the risks associated with these investment techniques.

     During unusual or adverse market conditions, the Portfolio may invest significantly in U.S. Government and agency debt securities, and in money market instruments such as certificates of deposit, bankers' acceptances, high quality commercial paper, U.S. Treasury bills, and repurchase agreements.

                                       50


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RISING DIVIDENDS PORTFOLIO

Investment Objective:   Capital appreciation. A secondary objective is
                        dividend income.

     In seeking its objectives, the Portfolio normally invests its net assets in equity securities of companies determined to be of high quality by the Portfolio Manager, including, but not limited to, companies with substantial dividend increases.

     The individual security selection is overlaid with a sector allocation discipline to avoid over-concentration in any single sector. It is anticipated that the Portfolio's portfolio will generally contain a minimum of 25 to 30 issues. It is the policy of the Portfolio that no equity security will be acquired if, at the time of acquisition, more than 15% of the Portfolio's total assets would be invested in any one industry or more than 5% would be invested in any one issuer. The Portfolio Manager does not intend to invest any of the Portfolio's assets in securities that, at the time of investment, it believes to be illiquid, but may hold up to 15% of its assets in these securities. The Portfolio Manager periodically monitors the Portfolio's equity securities to assure they meet the quality criteria which include; regular dividend increases and at least 35% of earnings reinvested annually; and a credit rating of "A" to "AAA." There may from time to time be other equity securities in the Portfolio which meet most, but not all, of the criteria, but which the Portfolio Manager deems a suitable investment. A security will generally be sold when it reaches its target price, when negative changes occur in either the company or its industry, or when any one or more of the four criteria are no longer satisfied. Equity securities are deemed to include common stocks, securities convertible into common stocks, or rights or warrants to subscribe for or purchase common stocks.

     During those times when equity securities that meet the Portfolio Manager's investment criteria cannot be found, for temporary defensive purposes or pending longer-term investment, the Portfolio may invest any amount of its assets in short-term fixed income securities or in cash or cash equivalents.



DIVERSIFIED MID-CAP PORTFOLIO:

Investment Objective:   Long-term growth of capital.

     The Portfolio may also purchase illiquid or restricted securities (such as private placements). The Portfolio may not invest more than 15% of its net assets in illiquid securities.

     While it is not generally the Portfolio's policy to invest or trade for short-term profits, the Portfolio may dispose of a portfolio security whenever the Portfolio Manager is of the opinion that such security no longer has an appropriate appreciation potential or when another security appears to offer relatively greater appreciation potential. Portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor when a change in the Portfolio is appropriate. Because the Portfolio is expected to have a portfolio turnover rate of over 100%, transaction costs incurred by the Portfolio and the realized capital gains and losses of the Portfolio may be greater than that of a Portfolio with a lesser turnover rate.



MANAGED GLOBAL PORTFOLIO

Investment Objective:   Capital appreciation. Current income is only an
                        incidental consideration.

     As discussed in the Prospectus, the Managed Global Portfolio may invest in common stock traded in securities market around the world, issued by any type of company, large or small. Investing in securities of smaller, less well known companies may present greater opportunities for capital appreciation, but may also involve greater risks. The Portfolio may not acquire the securities of any issuer if, as a result of such investment, more than 10% of the Portfolio's assets would be invested in the securities of any issuer, except that this restriction does not apply to U.S. Government securities

                                       51


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or foreign government
securities, and the Portfolio may not invest in a security if, as a result of such investment, it would hold more than 10% of the outstanding voting securities of any one issuer.

     At times, the Portfolio Manager may judge that conditions in the international securities markets make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of shareholders. The Portfolio Manager may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these "defensive" strategies the Portfolio may invest in some of the following securities.

     The Portfolio may invest solely in equity securities traded primarily in U.S. markets. Also the Portfolio may add preferred stocks to the portfolio. The Portfolio may purchase mortgage- and asset-backed securities.

     The Portfolio may invest in the following debt instruments (includes debt instruments convertible into equity): (i) fixed-income instruments issued or guaranteed by the U.S. Government, its agencies, or instrumentalities ("U.S. Government securities"); (ii) obligations issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, or instrumentalities, or by supranational entities ("foreign government securities"); and (iii) debt securities of domestic or foreign issuers. Debt securities purchased by the Portfolio may be of any maturity, at the discretion of the Portfolio Manager.

     The Portfolio may invest in money market instruments. These include the following: (i) short-term U.S. Government securities; (ii) short-term foreign government securities; (iii) certificates of deposit, time deposits, bankers' acceptances, and short-term obligations of banks and other depository institutions, both U.S. and foreign, that have total assets of at least $10 billion (U.S.); and (iv) commercial paper and other short-term corporate obligations.

     The Managed Global Portfolio may use various investment strategies and techniques to meet its investment objective, including purchasing options on securities and writing (selling) secured put and covered call options on securities and securities indexes. The Managed Global Portfolio will only purchase and write options that are standardized and traded on a U.S. or foreign exchange or board of trade, or for which an established over-the-counter market exists. The Portfolio may purchase and sell futures contracts, and may purchase and write options on such futures contracts, including stock index futures contracts. The Portfolio may enter into foreign currency contracts and currency exchange contracts on a spot basis. When deemed appropriate by the Portfolio Manager, the Portfolio may enter into reverse repurchase agreements and may invest cash balances in repurchase agreements and money market instruments in an amount necessary to maintain liquidity, in an amount to meet expenses or for day-to-day operating purposes. The Portfolio may invest in shares of other investment companies when the Portfolio Manager believes such investment is an appropriate method of investing in one or more emerging capital markets. The Portfolio may invest in restricted securities and warrants. The Portfolio may not invest more than 15% of its net assets in illiquid securities. The Portfolio may not exceed a total of 25% of net assets in short sales, but this amount is decreased by any amount the Portfolio has borrowed. The Portfolio may borrow up to 10% of its net assets to purchase securities and up to 25% of its net assets for temporary purposes. In connection with permissible borrowings the Portfolio may transfer as collateral securities owned by the Portfolio.

     For more information about the Portfolio's investments including the risks of such investing see "Description of Securities and Investment Techniques." The Portfolio Manager may invest in the above or any other securities that it considers consistent with the defensive strategies of the Portfolio. It is impossible to predict when or for how long the Portfolio will use such alternative strategies.

     The Portfolio is the successor for accounting purposes to the Managed Global Account of Separate Account D of Golden American. For additional information, see "Other Information -- The History of the Managed Global Portfolio."

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LARGE CAP VALUE PORTFOLIO

Investment Objective:   Seek long-term growth of capital and income.


     The Large Cap Value Portfolio may lend its securities so long as such loans do not represent more than 33 1/3% of the Portfolio's total assets. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. For additional information on the risks of lending the Portfolio's securities, see "Description of Securities and Investment Techniques -- Lending Portfolio Securities" in this Statement of Additional Information.

     In order to help ensure the availability of suitable securities, The Portfolio may purchase debt securities on a "when-issued" or on a "forward delivery" basis. For a discussion of the risks associated with "when issued" and "Forward delivery" securities, see "Description of Securities and Investment Techniques -- When Issued or Delayed Securities" in this Statement of Additional Information.

     The Portfolio may also enter into repurchase agreements. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. In addition, the Portfolio may also enter into "reverse" repurchase agreements. Here too, the portfolio will maintain in a segregated custodial account cash, Treasury bills or other U.S. Government Securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. For a discussion of the risks associated with repurchase arrangements and reverse repurchase agreements, see "Description of Securities and Investment Techniques -- Repurchase Agreements" and "Description of Securities and Investment Techniques -- Reverse Repurchase Agreements" in this Statement of Additional Information.

     The Portfolio may enter into mortgage dollar rolls. At the time the Portfolio enters into a mortgage dollar roll, it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

     Subject to certain restrictions, the Portfolio may purchase warrants, including warrants traded independently of the underlying securities. For a discussion of the risks associated with warrants, see "Description of Securities and Investment Techniques -- Warrants" in this Statement of Additional Information.

     The Portfolio is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Also, the Portfolio may be authorized to use a variety of investment strategies for hedging purposes only, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the portfolio. Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in the portfolio. Hedging and other strategic transactions which may be used are described below:


        (a) exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed-income indices and other financial instruments,

        (b)  financial futures contracts (including stock index futures),

        (c)  interest rate transactions, and

        (d)  currency transactions.


     These transactions are referred to in this Statement of Additional Information under each transaction's respective title under "Description of Securities and Investment Techniques."

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     The Portfolio may invest in investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities).

     The Portfolio will not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (e.g., the Beta volatility factor).

     For purposes of this limitation, to the extent the Portfolio has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the portfolio will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

     To meet redemption requests or pending investment of its assets or during unusual market conditions, the Portfolio may invest all or a portion of its assets in preferred stocks, bonds, cash and cash equivalents. The Portfolio Manager's judgment regarding the current investment outlook will determine the relative amounts to be invested in these different asset classes.

     The Portfolio is currently authorized to use hedging, futures, options on futures, currency transactions, swaps, floors and collars referred to in this Statement of Additional Information under "Description of Securities and Investment Techniques." However, it is not presently contemplated that any of these strategies will be used to a significant degree by the portfolio.


ALL CAP PORTFOLIO

Investment Objective:   Capital appreciation through investment in securities
                        which the Portfolio Manager believes have above-average capital appreciation potential.

     In seeking appreciation, the All Cap Portfolio may purchase securities of seasoned issuers, relatively smaller and newer companies as well as in new issuers, and may be subject to wide fluctuations in market value. Portfolio securities may have limited marketability or may be widely and publicly traded. The Portfolio will not concentrate its investment in any particular industry.

     To meet operating expenses, to serve as collateral in connection with certain investment techniques and to meet anticipated redemption requests, the Portfolio generally holds a portion of its assets in short-term fixed income securities (government obligations or investment grade debt securities) or cash or cash equivalents. As described below, short-term investments may include repurchase agreements with banks or broker-dealers. When management deems it appropriate, for temporary defensive purposes, the Portfolio may invest without limitation in investment grade fixed-income securities or hold assets in cash or cash equivalents. Investment grade debt securities are debt securities rated BBB or better by S&P or Baa or better by Moody's, or if rated by other rating agencies or if unrated, securities deemed by the Portfolio Manager to be of comparable quality. See "Appendix 1: Description of Bond Ratings. "Investments in such investment grade fixed-income securities may also be made for the purpose of appreciation, as in the case of purchases of bonds traded at a substantial discount or when the Portfolio Manager believes interest rates may decline.

     There is no limit on the amount of the Portfolio's assets that can be invested in securities rated below investment grade. For additional information on these high-yield debt securities, which may involve a high degree of risk, see "Description of Securities and Investment Techniques -- High Yield Bonds" in this Statement of Additional Information.


     The All Cap Portfolio may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. The Portfolio will not invest more than 15%

                                       54


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of the value of its total assets in
illiquid securities, such as "restricted securities" which are illiquid, and securities that are not readily marketable. For further discussion of illiquid securities and their associated risks, see "Description of Securities and Investment Techniques -- Illiquid Securities." The Portfolio may purchase Rule 144A securities. The Portfolio's holding of Rule 144A securities which are liquid securities will not be subject to the 15% limitation on investments in illiquid securities.


     As indicated in "Investment Restrictions," in this Statement of Additional Information, the Portfolio may from time to time lend portfolio securities to selected members of the NYSE. Such loans will not exceed 10% of the Portfolio's total assets taken at value. For a discussion of the risks associated with lending portfolio securities, see "Description of Securities and Investment Techniques -- Lending Portfolio Securities."

     As indicated under the title "Investment Restrictions," the Portfolio may invest in repurchase agreements in an amount up to 25% of its total assets. The Portfolio enters into repurchase agreements with respect to securities in which it may otherwise invest. For a description of repurchase agreements and their associated risks, see "Description of Securities and Investment Techniques -- Repurchase Agreements." In addition, in order to meet redemptions or to take advantage of promising investment opportunities without disturbing an established portfolio, the Portfolio may borrow up to an aggregate of 15% of the value of its total assets taken at the time of borrowing. In addition, the Portfolio may borrow for temporary or emergency purposes an aggregate amount which may not exceed 5% of the value of its total assets at the time of borrowing. The Portfolio shall borrow only from banks. Borrowings may be unsecured, or may be secured by not more than 15% of the value of the Portfolio's total assets. As a matter of operating policy, however, the Portfolio will not secure borrowings by more than 10% of the value of the Portfolio's total assets. For a discussion of the risks associated with borrowings, see "Description of Securities and Investment Techniques -- Borrowing."

     As a hedge against either a decline in the value of the securities included in the Portfolio's investments, or against an increase in the price of the securities which it plans to purchase, or in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain, the Portfolio may use all of the investment strategies referred to under "Description of Securities and Investment Techniques -- Derivatives." The Portfolio's ability to pursue certain of these strategies may be limited by applicable regulations of the SEC, the CFTC and the federal income tax requirements applicable to regulated investment companies.

     The foregoing investment policies (other than the policy of the Portfolio with respect to the borrowing of money and the lending of portfolio securities) are not fundamental policies and may be changed by vote of the Board of Trustees without the approval of shareholders.

     The Portfolio may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Portfolio Manager considers it advantageous to purchase or sell securities. The Portfolio does not anticipate that its annual portfolio turnover rate will exceed 160%. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by the Portfolio and to shareholders.



RESEARCH PORTFOLIO

Investment Objective:   Long-term growth of capital and future income.


     The Portfolio invests in debt securities, and may invest up to 10% of its net assets in lower rated debt securities (e.g., rated BA or lower by Moody's or BB or lower by S&P or Fitch), or in securities the Portfolio Manager believes to be of comparable quality.

                                       55


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     It is not the Portfolio's policy to rely exclusively on ratings issued by established credit rating agencies but rather to supplement such ratings with the Portfolio Manager's own independent and ongoing review of credit quality. The Portfolio's achievement of its investment objective may be more dependent on the Portfolio Manager's own credit analysis than in the case of a Portfolio investing in primarily higher quality bonds. From time to time, the Portfolio's management will exercise its judgment with respect to the proportions invested in growth stocks, income-producing securities or cash (including foreign currency) and cash equivalents depending on its view of their relative attractiveness.


     The Portfolio may enter into repurchase agreements, make loans of its securities, invest in ADRs, invest up to 20% of its net assets in foreign securities, invest in emerging markets or countries with limited or developing capital markets and purchase "Rule 144A securities" and covered mortgage dollar roll transactions. Investing in these type of securities involves certain risks. See "Description of Securities and Investment Techniques" and the Statement of Additional Information for a discussion of the risks involved with investing in the above listed securities transactions.


     While it is not generally the Portfolio's policy to invest or trade for short-term profits, the Portfolio may dispose of a portfolio security whenever the Portfolio Manager is of the opinion that such security no longer has an appropriate appreciation potential or when another security appears to offer relatively greater appreciation potential. Portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor when a change in the Portfolio is otherwise appropriate.



CAPITAL APPRECIATION PORTFOLIO AND STRATEGIC EQUITY PORTFOLIO:

Capital Appreciation Portfolio's
          Investment Objective:   Long-term capital growth.

Strategic Equity Portfolio's Investment Objective:    Capital appreciation.


     Each Portfolio may invest, for temporary defensive purposes, all or substantially all of its assets in investment grade (high quality) corporate bonds, commercial paper, or U.S. Government obligations. In addition, a portion of each Portfolio's assets may be held, from time to time, in cash, repurchase agreements or other short-term debt securities when such positions are deemed advisable in light of economic or market conditions. Each Portfolio will invest in common stocks, which fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Each Portfolio may also invest in preferred stocks (which may be subject to optional or mandatory redemption provisions) and convertible securities, without regard to corporate bond ratings. Each Portfolio may invest in corporate debt, which may be subject to call provisions that entitle the issuer to repurchase such securities at a predetermined price prior to their stated maturity. In the event that a security is called during a period of declining interest rates, the portfolio may be required to reinvest the proceeds in securities having a lower yield. In addition, in the event that a security was purchased at a premium over the call price, the portfolio will experience a capital loss if the security is called. Adjustable rate corporate debt securities may have interest rate caps and floors. The Portfolios may invest in equity and/or debt securities issued by REITs. Such investments will not exceed 25% of the total assets of each Portfolio. To the extent that the Portfolios have the ability to invest in REITs, each could conceivably own real estate directly as a result of a default on securities it owns. The Portfolio, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, and changes in zoning laws. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to maintain exemption from the 1940 Act.

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     To the extent consistent with its respective investment objective, each of the Portfolios may invest in foreign securities. The Capital Appreciation Portfolio may invest up to 25% of its total assets in foreign securities. The Strategic Equity Portfolio may invest up to 25% of its total assets in foreign securities.


     For purposes of computing such limitation, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities. Each of the Portfolios may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Each Portfolio has the authority to deal in foreign exchange between currencies of the different countries in which each will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. Each Portfolio will not speculate in foreign exchange, nor commit a larger percentage of its total assets to foreign hedges than the percentage of its assets that it could invest in foreign securities.

     The Strategic Equity Portfolio will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days. The Capital Appreciation Portfolio will not invest more than 10% of its assets in illiquid securities. The Portfolio may purchase privately placed securities that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933.

     For the purpose of realizing additional income, the Portfolios may each make secured loans of portfolio securities amounting to not more than 33 1/3% of its total assets. Although it does not currently intend to do so, the Strategic Equity Portfolio may invest in "special situations, as described in this Statement of Additional Information.

     The Portfolio may also invest in U.S. Government Securities, Repurchase Agreements, short sales and has the ability to use forward contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures and in other investment companies to the extent permitted by the 1940 Act, and rules and regulation thereunder.



GROWTH AND INCOME PORTFOLIO AND SPECIAL SITUATIONS PORTFOLIO:

Growth and Income Portfolio's
           Investment Objective:   Long-term capital growth and current income.

Special Situations Portfolio's Investment Objective:   Capital appreciation.

     In addition to the Portfolios' primary strategies discussed in the Prospectus, each Portfolio may engage in several other strategies. To hedge against changes in net asset value or to attempt to increase its investment return, each Portfolio may buy and sell: put and call options; futures contracts; options on futures contracts; index futures contracts and options on index futures and on indexes; warrants; foreign securities indexes; and options in the over-the-counter markets but only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio Manager, the pricing mechanism and liquidity of over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

     To the extent that a Portfolio holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

     When the Portfolio Manager believes that market conditions are not favorable for profitable investing or when the Portfolio Manager is otherwise unable to locate favorable investment opportunities, a Portfolio's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual -- they represent the assets that remain after

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a portfolio manager has committed available assets
to desirable investment opportunities. Larger hedged positions and/or larger cash positions may serve as a means of preserving capital in unfavorable market conditions.

     Securities that each Portfolio may invest in as a means of receiving a return on idle cash include high-grade commercial paper, certificates of deposit, repurchase agreements or other short-term obligations. Each Portfolio may also invest in money market funds (including funds managed by the Portfolio Manager). When a Portfolio is hedged or its investments in cash or similar investments increase, it may not participate in stock or bond market advances or declines to the same extent that it would if the Portfolio was not hedged or remained more fully invested in stocks or bonds.

     At times each Portfolio may invest more than 25% of its assets in securities of issuers in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. The Portfolio would only concentrate its investments in a particular market sector if the Portfolio Manager believed that the investment return available from concentration in that sector justified any additional risk associated with concentration in that sector. When a Portfolio concentrates its investments in a market sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Portfolio than if it had not concentrated its assets in that sector.

     Each Portfolio may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral.

     At times, the Portfolio Manager may judge that market conditions make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Portfolio Manager may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Portfolio's assets. In implementing these "defensive" strategies, the Portfolio may invest in U.S. government securities, other high-quality debt instruments, and other securities the Portfolio Manager believes to be consistent with the Portfolio's best interests. During extremely unusual conditions, the Portfolio may take a position of cash and cash equivalents.

     The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. The investment policies of a Portfolio may lead to frequent changes in the Portfolio's investments, particularly in periods of volatile market movements. Such portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains.


CAPITAL GROWTH PORTFOLIO

Investment Objective:   Long-term total return.


     As discussed in the Prospectus, the Capital Growth Portfolio invests primarily in common stocks of companies where the potential for change is significant. The Portfolio may at times invest a substantial portion of its assets in securities traded in the over- the-counter markets in foreign countries and not on any exchange, which may affect the liquidity of the investment and expose the Portfolio to the credit risk of its counterparties in trading those investments. International investing in general may involve greater risks than U.S. investments. These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets.

     To hedge against changes in net asset value or to attempt to realize a greater current return, the Portfolio may use the following investment strategies and techniques. The Portfolio may buy and sell put and call options; index futures contracts and options on index futures and on indexes; warrants on foreign securities indexes; purchase and sell options in the over-the-counter markets only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio Manager, the pricing mechanism and liquidity of the over-the-counter markets are

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satisfactory and the participants
are responsible parties likely to meet their obligations. The Portfolio will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.) The Portfolio may lend portfolio securities to broker-dealers and may enter into repurchase agreements.


     At times, the Portfolio Manager may judge that market conditions make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Portfolio Manager may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Portfolio's assets. In implementing these "defensive" strategies, the Portfolio may invest in U.S. Government securities, other high-quality debt instruments, and other securities the Portfolio Manager believes to be consistent with the Portfolio's best interests. The Portfolio may invest in domestic or foreign securities.



MID-CAP GROWTH PORTFOLIO

Investment Objective:   Long-term growth of capital.

     The Portfolio seeks to achieve its objective by investing primarily or at least 65% of it assets in equity securities of companies with medium market capitalization which the Portfolio Manager believes have above-average growth potential under normal circumstances.

     Shares of the Portfolio are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund that invests entirely in proven growth stocks. Therefore, the Portfolio is intended for long-term investors who understand and can accept the risks entailed in seeking long-term growth of capital. The Portfolio is not meant to provide a vehicle for those who wish to play short-term swings in the stock market. Accordingly, an investment in shares of the Portfolio should not be considered a complete investment program. Each prospective purchaser should take into account his investment objectives as well as his other investments when considering the purchase of shares of the Portfolio.

     Debt securities of issuers in which the Portfolio may invest include all types of long- or short-term debt obligations, such as bonds, debentures, notes and commercial paper. Fixed income securities in which the Portfolio may invest include securities in the lower rating categories of recognized rating agencies (and comparable unrated securities). Fixed income securities in which the Portfolio may invest also include zero-coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind. Such investments involve certain risks. See "Description of Securities and Investment Techniques -- High Yield Bonds" for a discussion of the risks involved in investing in lower-rated securities.

     When the Portfolio Manager believes that investing for temporary defensive purposes is appropriate, such as during periods of unusual market conditions, part or all of the Portfolio's assets may be temporarily invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements.

     The Portfolio may invest 20% of its net assets in foreign securities. Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. (See "Description of Securities and Investment Techniques -- Foreign Securities" for a discussion of the risks involved in foreign investing.)

     The Portfolio may invest in ADRs which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. Although ADRs are issued by a U.S. depository, they are subject to

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many of the
risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

     The Portfolio may also purchase illiquid or restricted securities (such as private placements). The Portfolio may not invest more than 15% of its net assets in illiquid securities.

     The Portfolio is classified as a "non-diversified" investment company as described above under "Diversification." See "Diversification" for risks associated with investing in a non- diversified Portfolio.

     While it is not generally the Portfolio's policy to invest or trade for short-term profits, the Portfolio may dispose of a portfolio security whenever the Portfolio Manager is of the opinion that such security no longer has an appropriate appreciation potential or when another security appears to offer relatively greater appreciation potential. Portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in a profit or loss. Therefore, the rate of Portfolio turnover is not a limiting factor when a change in the Portfolio is otherwise appropriate. Because the Portfolio is expected to have a Portfolio turnover rate of over 100%, transaction costs incurred by the Portfolio and the realized capital gains and losses of the Portfolio may be greater than that of a Portfolio with a lesser turnover rate.

     The Portfolio may also enter into repurchase agreements, lend securities, purchase securities on a "when-issued" or on a "forward delivery" basis (which means that the securities will be delivered to the Portfolio at a future date usually beyond customary settlement time), purchase restricted securities, options on securities, options on stock indexes, options on foreign currencies, futures contracts, options on futures contracts and forward foreign currency exchange contracts.



SMALL CAP PORTFOLIO

Investment Objective:   Long-term capital appreciation.


     The Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P Small-Cap 600 Index ("S&P 600 Index"), updated quarterly.

     In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, it may hold up to 15% of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets), after receipt of new monies, or during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

     The Portfolio may use the following various investment strategies and techniques when the Portfolio Manager determines that such use is appropriate in an effort to meet the Portfolio's investment objective: short sales of securities; investing in securities of foreign issuers (including Depositary Receipts), including not more than 10% of its total assets in foreign government securities denominated in U.S. dollars; engaging in futures contracts, including purchasing and selling stock index futures contracts and interest rate futures contracts; purchasing and selling options on securities; purchasing options on stock index futures contracts, interest rate futures contracts, and foreign currency futures contracts; entering into foreign currency transactions and options on foreign currencies; entering into repurchase and reverse repurchase agreements; purchase mortgage- and asset-backed securities; and lending portfolio securities to brokers, dealers, bankers, and other recognized institutional borrowers of securities. The Portfolio may not exceed a total of 25% of net assets in short sales, but this amount is decreased by any amount the Portfolio has borrowed. The Portfolio may from time to time increase its ownership of securities above the amounts otherwise possible by borrowing from banks on an unsecured basis and investing the borrowed funds.

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     The Portfolio may borrow up to 10% of its net assets to purchase securities and up to 25% of its net assets for temporary purposes. In connection with permissible borrowings the Portfolio may transfer as collateral securities owned by the Portfolio. The Portfolio may invest up to 15% of its net assets in illiquid securities.

GROWTH PORTFOLIO

Investment Objective:    Capital appreciation.

     In addition to the Growth Portfolio's primary strategies discussed in the Prospectus, the Portfolio may engage in several other strategies. To hedge against changes in net asset value or to attempt to increase its investment return, the Portfolio may buy and sell the following: put and call options; futures contracts; options on futures contracts; index futures contracts and options on index futures and on indexes; warrants; foreign securities indexes; and options in the over-the-counter markets but only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio Manager, the pricing mechanism and liquidity of over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

     To the extent that the Portfolio hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

     When the Portfolio Manager believes that market conditions are not favorable for profitable investing or when the Portfolio Manager is otherwise unable to locate favorable investment opportunities, a Portfolio's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual -- they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Larger hedged positions and/or larger cash positions may serve as a means of preserving capital in unfavorable market conditions.

     Securities that the Portfolio may invest in as a means of receiving a return on idle cash include high-grade commercial paper, certificates of deposit, repurchase agreements or other short-term obligations. The Portfolio may also invest in money market funds (including funds managed by the Portfolio Manager). When a Portfolio is hedged or its investments in cash or similar investments increase, it may not participate in stock or bond market advances or declines to the same extent that it would if the Portfolio was not hedged or remained more fully invested in stocks or bonds.

     At times the Portfolio may invest more than 25% of its assets in securities of issuers in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. The Portfolio would only concentrate its investments in a particular market sector if the Portfolio's Portfolio Manager were to believe the investment return available from concentration in that sector justifies any additional risk associated with concentration in that sector. When the Portfolio concentrates its investments in a market sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Portfolio than if it had not concentrated its assets in that sector.

     The Portfolio may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral.

     At times, the Portfolio Manager may judge that market conditions make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Portfolio Manager may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Portfolio's assets. In implementing these "defensive" strategies, the

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Portfolio may invest in U.S. Government securities,
other high-quality debt instruments, and other securities the Portfolio Manager believes to be consistent with the Portfolio's best interests. During extremely unusual conditions, the Portfolio may take a position of cash and cash equivalents.

     The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. The investment policies of a Portfolio may lead to frequent changes in the Portfolio's investments, particularly in periods of volatile market movements. Such portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains.


REAL ESTATE PORTFOLIO

Investment Objective:   Capital appreciation.
                        Current income as a secondary objective.

     The Portfolio will invest not less than 65% of its total assets in common and preferred stocks and convertible preferred securities of companies which have at least 50% of the value of their assets in, or which derive at least 50% of their revenues from, the ownership, construction, management, or sale of residential, commercial, or industrial real estate, which include listed equity REITs which own properties, and listed mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools. The Portfolio may invest more than 25% of its total assets in any of the foregoing sectors of the real estate industry. The Portfolio's assets may, however, be invested in money market instruments and U.S. Government securities if, in the opinion of the Portfolio Manager, market conditions warrant a temporary defensive investment strategy.

     The Portfolio may invest up to 35% of its total assets in equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and up to 25% of its total assets in financial institutions which issue or service mortgages, such as savings and loans or mortgage bankers.

     The Portfolio may invest in mortgage- and asset-backed securities, repurchase agreements, restricted securities up to 10% of its assets in illiquid securities, may purchase and write put and call options on securities it covered or secured, and may purchase or sell options to effect closing transactions, and on stock indexes, and may borrow up to 10% of its net assets, and for temporary purposes may borrow up to 25% of its assets for such items as large redemptions. The Portfolio will engage only in short sales "against the box."

     In addition to the common and preferred stocks described above, the Portfolio may invest up to 35% of its total assets in securities believed by the Portfolio Manager to be undervalued and have capital appreciation potential, including up to 5% of total assets in warrants and other rights to purchase securities, bonds, convertible securities, and publicly traded limited partnerships listed on national securities exchanges or NASDAQ. The Portfolio may invest up to 5% of its total assets in bonds, convertible securities, and limited partnerships traded on the Toronto or London Stock Exchanges. The Portfolio may also invest up to 20% of its assets, measured at the time of investment, in high yield convertible bonds that are rated below investment grade by one of the primary rating agencies (or if not rated, deemed to be of equivalent quality by the Portfolio Manager). See " Description of Securities and Investment Techniques -- High Yield Bonds." Since a large percentage of the Portfolio's assets will be invested in the real estate industry, the Portfolio might be deemed to have concentrated in this area. This may cause the Portfolio to have greater exposure to risks associated with real estate in general.

     There are risks inherent in the Portfolio's investment policies. These risks are discussed in "Description of Securities and Investment Techniques."

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HARD ASSETS PORTFOLIO

Investment Objective:    Long-term capital appreciation.

     The Hard Assets Portfolio provides a diversified portfolio that seeks to provide protection against inflation or rapid economic activity. In economic periods of rising inflation or when activity of companies within the Hard Assets Portfolio tend to show rapid rises in earnings, it is common to find that bonds and other equities perform poorly. As such, the Hard Assets Portfolio may provide a source of diversification to an overall portfolio. There can be no assurance that an increased rate of return or reduced fluctuation of the Portfolio will be achieved. Thus, an investment in the Portfolio's shares should be considered part of an overall investment program rather than a complete investment program.

     The Portfolio may invest in securities of foreign issuers, including up to 35% of its assets in securities of South African issuers. The relative amount of the Portfolio's investment in foreign issuers will change from time to time, and the Portfolio is subject to certain guidelines for diversification of foreign security investments. Investments by the Portfolio in securities of foreign issuers may involve particular investment risks. See "Description of Securities and Investment Techniques." The Portfolio normally invests at least 65% of its total assets in Hard Asset Securities, that is equity and debt securities of companies engaged in the exploration, development, production, management and distribution of assets such as gold and other precious metals, strategic metals, oil, natural gas, coal and real estate investment trusts.

     The Portfolio may invest over 25% of its assets in securities of companies predominantly engaged in gold operations, although the Portfolio will not invest in any such security or in gold bullion and coins if, after such acquisition, more than 50% of the Portfolio's assets (taken at market value at the time of such investment) would be invested in securities of companies predominantly engaged in gold operations and gold bullion and coins. The Portfolio may also invest directly in other commodities including petroleum and strategic metals. The Portfolio may invest up to 35% of the value of its total assets in non-hard asset securities.

     Since a large percentage of the Portfolio's assets will be invested in Hard Assets, the Portfolio might be deemed to have concentrated in such investments. This may cause the Portfolio to have greater exposure to risks associated with Hard Assets in general.

     During periods of less favorable economic and/or market conditions, the Portfolio may make substantial investments for temporary defensive purposes in obligations of the U.S. Government, certificates of deposit, bankers acceptances, investment grade commercial paper, asset-backed securities, mortgage-backed securities and repurchase agreements.

     The Portfolio may engage in short sales, and may lend portfolio securities. The Portfolio may not exceed a total of 25% of net assets in short sales, but this amount is decreased by the amount the Portfolio has borrowed.

     Short sales of unlisted securities may not exceed 10% of net assets. The Portfolio will not make short sales of more than 2% of net assets in any one issuer or more than 2% of the outstanding class of shares of any one issuer. The Portfolio may purchase securities on margin. The Portfolio may borrow up to 10% of the value of its net assets and for temporary purposes may increase this amount to 25%. The Portfolio may also invest up to 5% of its assets at the time of purchase in warrants, and may purchase or sell put or call options on securities and foreign currencies. The Portfolio may purchase and sell interest rate, gold, and other futures contracts. The Portfolio may also purchase and sell stock index futures contracts and other futures contracts based upon other financial instruments, and purchase options on those contracts. These techniques are described in "Description of Securities and Investment Techniques."

     The Portfolio Manager believes the Portfolio may offer a hedge against inflation, particularly commodity price driven inflation. However, there is no assurance that rising commodity (or other

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hard asset) prices will result in
higher earnings or share prices for the Hard Asset Companies in the Portfolio. Hard Asset Companies' equities are affected by many factors, including movements in the overall stock market. Inflation may cause a decline in the overall stock market, including the stocks of Hard Asset Companies.

     The Portfolio seeks investment opportunities in the world's major stock, bond and commodity markets. The Portfolio may invest in securities issued anywhere in the world, including the United States. There is no limitation or restriction on the amount of assets to be invested in any one country with the exception of South Africa. There is no limitation on the amount the Portfolio can invest in emerging markets. The Portfolio may purchase securities in any foreign country, developed or underdeveloped. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. Global investing involves economic and political considerations not typically applicable to the U.S. markets. See "Description of Securities and Investment Techniques."

     The equity securities in which the Portfolio may invest include common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts; partnerships; joint ventures and other incorporated entities or enterprises; "when-issued" securities; "partly paid" securities (securities paid for over a period of time); restricted securities and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. These securities may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the 10% limitation on illiquid investments. The Portfolio may invest in certain derivatives. Derivatives are instruments whose value is "derived" from an underlying asset. Derivatives in which the Portfolio may invest include futures contracts, forward contracts, options, swaps and structured notes and other similar securities as may become available in the market. These instruments offer certain opportunities and are subject to additional risks that are described in the "Description of Securities and Investment Techniques." In addition, the Portfolio may invest in futures and forward contracts and options on precious metals and other Hard Assets. See "Investment in Gold and Other Precious Metals."

     Since the Portfolio may invest substantially all of its assets in securities of companies engaged in natural resources/hard asset activities and may concentrate in securities of companies engaged in gold energy, base metal or agriculturals and their operations, the Portfolio may be subject to greater risks and market fluctuations than other investment companies with more diversified portfolios. These risks are described further in "Description of Securities and Investment Techniques."

     Investors should be aware that some of the instruments in which the Portfolio may invest, such as structured or indexed notes, swaps and foreign securities, may be subject to periods of extreme volatility and illiquidity and may be difficult to value. These techniques are described in "Description of Securities and Investment Techniques."


INTERNET TOLLKEEPERSM  PORTFOLIO

Investment Objective:    Long-term growth of capital.

     In addition to the investment policies and techniques described in the prospectus, the Portfolio may invest in preferred stocks; repurchase agreements; U.S. government securities; bank obligations; interests in real estate investment trusts (equity, mortgage, or hybrid); mortgage-related securities, including real estate mortgage investment conduit ("REMIC") certificates; asset-backed securities; commercial paper; firm commitment agreements; when-issued securities; high-yield bonds; variable and floating rate securities; convertible securities; equity interests in trusts; partnerships; joint ventures; limited liability companies and similar enterprises; warrants and rights. The Portfolio may also invest up to 10% of its assets in debt securities rated lower than Baa

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by Moody's or BBB by S&P, or if not rated by Moody's or
S&P, of equivalent quality. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and "Description of Securities and Investment Techniques". In addition, the Portfolio may invest in obligations issued or guaranteed by U.S. or foreign banks. The Portfolio also may invest in GDRs, EDRs or other similar instruments representing securities of foreign issuers.

     The Portfolio will not engage in "short sales against the box," in which the Portfolio sells short a security it owns, if, at the time of investment, the total market value of all securities sold and held short would exceed 25% of the Portfolio's net assets, and no more than 15% of the Portfolio's net assets will be subject to such short sales at any time. The Portfolio may purchase securities on margin. The Portfolio may enter into forward currency contracts and foreign currency transactions and may purchase and write put and call options on foreign currencies. The Portfolio may also purchase and write covered put and call options on securities in which it may invest and on any securities index consisting of securities in which it may invest. The Portfolio may invest in futures contracts on securities, stock indexes and interest rates, and options thereon. The Portfolio may also trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the United States. In addition, the Portfolio may invest in SPDRs, WEBS and OPALS. See "Description of Securities and Investment Techniques".

     In addition to the risk factors described in the Prospectus, the Portfolio may be affected by the following risk factors: First, investment in companies that may be unseasoned, may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. Investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

     Second, the legal obligations of online service providers is unclear under both U.S. and foreign law with respect to freedom of expression, defamation, libel, invasion of privacy, advertising, copyright or trademark infringement, information security, or other areas based on the nature and content of the materials disseminated through online service providers. Moreover, legislation has been proposed that imposes liability for, or prohibits the transmission over, the Internet of certain types of information. It is possible that now or in the future, related claims could be made against online services companies. These liability issues, as well as possibly other legal issues, could impact the growth of Internet use.

     For example, it is possible that laws and regulations may be adopted with respect to the Internet or other online service providers with respect to the imposition of sales tax collection obligations on Internet companies and the use of personal user information. The nature of this governmental action and the manner in which it may be interpreted and enforced cannot be predicted. Changes to existing laws or the passage or proposed passage of new laws intended to address these and other issues, could create uncertainty in the marketplace that could reduce demand for the services of an Internet company or increase the costs of doing business as a result of actual or anticipated litigation costs or increased service delivery costs, or could in some other manner have a material adverse effect on an Internet company's business, results of operations and financial condition.

     The success of many Internet companies depends, in large part, upon the development and maintenance of the infrastructure of the World Wide Web ("Web") for providing reliable Web access and services. There can be no assurances that the infrastructure or complementary products or services necessary to make the Web a viable commercial marketplace for the long-term will be developed, or, if they are developed, that the Web will become a viable commercial marketplace for services such as those offered by Internet companies.

     The market for the purchase of products and services over the Internet is a new and emerging market. If acceptance and growth of Internet use does not occur, an Internet company's business and financial performance may suffer. Although there has been substantial interest in the commercial possibilities for the Internet, many businesses and consumers have been slow to purchase Internet access services for a number of reasons, including inconsistent quality of service, lack of availability

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of cost-effective, high-speed service, a limited
number of local access points for corporate users, inability to integrate business applications on the Internet, the need to deal with multiple and frequently incompatible vendors, inadequate protection of the confidentiality of stored data and information moving across the Internet and a lack of tools to simplify Internet access and use. It is possible that a sufficiently broad base of consumers may not adopt, or continue to use, the Internet as a medium of commerce.

     Despite the implementation of security measures, an Internet company's networks may be vulnerable to unauthorized access, computer viruses and other disruptive problems. Internet companies have in the past experienced, and may in the future experience, interruptions in service as a result of the accidental or intentional actions of Internet users, current and former employees or others. Unauthorized access could also potentially jeopardize the security of confidential information stored in the computer systems of a company and its subscribers. These events may result in liability of the company to its subscribers and also may deter potential subscribers.


INTERNATIONAL EQUITY PORTFOLIO

Investment Objective:   Long-term growth of capital

     In addition to the investment policies and techniques described in the prospectus, each Portfolio may invest in corporate debt securities; equity securities such as common stock, convertible securities, preferred stock or warrants or other securities that are exchangeable for common stock; U.S. government securities; when-issued and delayed delivery transactions; floating or variable instruments; repurchase agreements; and reverse repurchase agreements.

     The Portfolio may use derivatives to hedge against changes in financial markets, currency rates and interest rates. To reduce exposure to a foreign currency or to moderate potential changes in the U.S. dollar value of the Portfolio, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio intends to limit forward foreign currency exchange contracts to 70% of its total assets.

     The Portfolio may purchase and sell interest rate futures contracts and related options provided that (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Portfolio's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

     The Portfolio may invest in other investment companies subject to the limitations of the 1940 Act. It may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Portfolio.

     The Portfolio may also invest in derivatives, including options, futures contracts, options on futures and forward contracts. To hedge against changes in market conditions or interest rates, the Portfolio may invest in futures contracts and in options on futures contracts. The Portfolio intends to limit its use of covered put and call option transactions to those where the sum of the initial margin deposits and premiums paid does not exceed 5% of its total assets. The Portfolio may invest in foreign currency contracts for hedging purposes and forward currency contracts in anticipation of changes in currency exchange rates. The Portfolio will not enter into a forward contract if, as a result, it would have more than 1/3 of its total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate assets having sufficient value to cover its obligations).

     The Portfolio may engage in short sales against the box and may lend portfolio securities to up to 33 1/3 of the Portfolio's total assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities.

     The Portfolio may invest up to 15% of its net assets illiquid or restricted securities.

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     For a more detailed descriptions of these various investment techniques and their risks, see "Description of Securities and Investment Techniques."

     When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, it likely will not achieve its investment objective of capital appreciation.

     The Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Portfolio. It is anticipated that the portfolio turnover rate will vary from year to year.


DEVELOPING WORLD PORTFOLIO

Investment Objective:   Capital appreciation.


     As discussed in the Prospectus, the Developing World Portfolio invests primarily in the equity securities of emerging market companies. The Portfolio also may enter into repurchase agreements, purchase U.S. Government securities, invest up to 10% of its total net assets in investment companies, leverage transactions, lend portfolio securities up to 30% of the Portfolio's total net assets, invest in when-issued and forward commitment securities, purchase and write put and call options on securities, currencies and stock indexes, and write "covered" call and put options. The Portfolio will not enter into any options transactions on securities, securities indexes or currencies or related options (including options on futures) if the sum of the initial margin deposits and premiums paid for any such option or options would exceed 5% of its total assets, and it will not enter into options' transactions with respect to more than 25% of its total assets. The Portfolio may borrow up to one third of its total net assets, but will not purchase any securities while borrowings exceed 10%. The Portfolio may invest in interest rate futures contracts or related options only if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would not exceed 5% of its total assets. The Portfolio does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested. The Portfolio may invest in forward currency contracts, but may not invest more than one-third of its assets in such contracts. The Portfolio may invest in futures, swaps, including equity swaps, and options on futures. The Portfolio may invest up to 15% of its total net assets in illiquid securities. See "Description of Securities and Investment Techniques."


EMERGING MARKETS PORTFOLIO

Investment Objective:   Long-term capital appreciation.

     At least 65% of the Portfolio's assets normally will be invested in the equity securities of issuers in countries that are identified as emerging market countries in the Morgan Stanley Capital International Emerging Markets Free Index or the International Finance Corporation Emerging Market Index, or a country that the Portfolio Manager otherwise believes is an emerging market country because it has a developing economy or because its markets have begun a process of change and are growing in size and/or sophistication.

     For purposes of allocating the Portfolio's investments, a company will be considered located in the country in which the company is domiciled, or in which it is primarily traded, or from which it derives a significant portion of its revenues, or in which it has 50% more of its assets, or in which a significant portion of its goods or services are produced.

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     The Emerging Markets Portfolio may invest in debt obligations ("sovereign debt") of governmental issuers in emerging market countries and industrialized countries. The sovereign debt issued or guaranteed by certain emerging market governmental entities and corporate issuers in which the Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. Similarly, the Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. The issuers of the government debt securities in which the Portfolio may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness. See "Description of Securities and Investment Techniques -- High Yield Bonds" and "Debt Securities -- Sovereign Debt" in this Statement of Additional Information.

     For temporary defensive purposes, the Portfolio may decrease its investment in emerging market country equity securities, and may invest to a significant degree in debt securities and bank and money market instruments as described above. In addition, the Portfolio may invest significantly in such securities after receipt of new monies.

     Most of the foreign securities in which the Portfolio invests will be denominated in foreign currencies. The Portfolio may engage in foreign currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. Such foreign currency transactions may include forward foreign currency contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies, and foreign exchange futures contracts. For a description on these techniques, see "Description of Securities and Investment Techniques -- Foreign Currency Transactions" in this Statement of Additional Information.

     The Emerging Markets Portfolio may use various investment strategies and techniques to meet its investment objective, including purchasing options on securities and writing (selling) secured put and covered call options on securities, securities index, foreign securities and foreign currencies. The Portfolio may purchase and sell interest rate, stock indexes and other financial instrument futures contracts, and may purchase and write options on such futures contracts. The Portfolio may engage in options transactions not only on U.S. domestic markets but also exchanges and other markets outside the United States. When deemed appropriate by the Portfolio Manager, the Portfolio may enter into reverse repurchase agreements and may invest cash balances in repurchase agreements and money market instruments in an amount necessary to maintain liquidity, in an amount to meet expenses or for day-to-day operating purposes. The Portfolio may invest in shares of other investment companies when the Portfolio Manager believes such investment is an appropriate method of investing in one or more emerging capital markets. The Portfolio may invest in up to 15% of its assets in illiquid securities. The Portfolio may invest in warrants and restricted securities. The Portfolio may make short sales "against the box." These investment techniques are described under the heading "Description of Securities and Investment Techniques" in this Statement of Additional Information.

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                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Portfolio's voting securities present at a meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. The Internet TollkeeeperSM Portfolio's investment objective and all other investment policies or practices of the Portfolio are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a portfolio.

     FOR THE ASSET ALLOCATION GROWTH PORTFOLIO, DIVERSIFIED MID-CAP PORTFOLIO, GROWTH AND INCOME PORTFOLIO, SPECIAL SITUATIONS PORTFOLIO, INTERNET TOLLKEEPERSM PORTFOLIO AND INTERNATIONAL EQUITY PORTFOLIO:

     A Portfolio may not:

        1. with respect to 75% of each Portfolio's total assets (50% of the Special Situations Portfolio's total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

        2. issue senior securities, except as permitted under the Investment Company Act of 1940;

        3. borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

        4. underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

        5. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

        6. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

        7. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing

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             or selling options and
             futures contracts or from investing in securities or other instruments backed by physical commodities); and

        8. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     FOR THE EQUITY INCOME PORTFOLIO, THE FULLY MANAGED PORTFOLIO, THE LIMITED MATURITY BOND PORTFOLIO, THE HARD ASSETS PORTFOLIO, THE REAL ESTATE PORTFOLIO, THE CAPITAL APPRECIATION PORTFOLIO, THE RISING DIVIDENDS PORTFOLIO, THE EMERGING MARKETS PORTFOLIO, THE VALUE EQUITY PORTFOLIO, THE STRATEGIC EQUITY PORTFOLIO, THE SMALL CAP PORTFOLIO, THE MANAGED GLOBAL PORTFOLIO, AND THE LIQUID ASSET
PORTFOLIO:

     Under these restrictions, a Portfolio may not:

        (1) Invest in a security if, with respect to 75% of its total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;


        (2) Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities;

        (3) Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply: (a) to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto),
             (b) with respect to the Liquid Asset Portfolio, to securities or obligations issued by U.S. banks, (c) with respect to the Market Manager Portfolio, to options on stock indexes issued by eligible broker-dealers or banks, as described in the Market Manager Portfolio's Prospectus; (d) with respect to the Managed Global Portfolio, to securities issued or guaranteed by foreign governments or any political subdivisions thereof, authorities, agencies, or instrumentalities (or repurchase agreements with respect thereto); and (e) to the Real Estate Portfolio, which will normally invest more than 25% of its total assets in securities of issuers in the real estate industry and related industries, or to the Hard Assets Portfolio, which will normally invest more than 25% of its total assets in the group of industries engaged in hard assets activities, provided that such concentration for these two Portfolios is permitted under tax law requirements for regulated investment companies that are investment vehicles for variable contracts;

        (4) Purchase or sell real estate, except that a Portfolio may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests;

        (5) Purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except a Portfolio engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction, and except that the Hard Assets Portfolio may, consistent with its investment objective and subject to the restrictions described in the Prospectus and in the Statement of Additional Information, purchase securities on margin;

        (6) Lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies:

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             (a)  invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

             (b)  enter into repurchase agreements; and

             (c) lend its portfolio securities in accordance with applicable guidelines established by the Securities and Exchange Commission and any guidelines established by the Board of Trustees;

        (7) Issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with that Portfolio's borrowing policies, and except, for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

        (8) Act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under the federal securities laws;

        (9) With respect to the Equity Income, Fully Managed, Limited Maturity Bond, Hard Assets, Real Estate, Capital Appreciation and Liquid Asset Portfolios, make short sales of securities, except short sales against the box, and except that this restriction shall not apply to the Hard Assets or Capital Appreciation Portfolio, which may engage in short sales within the limitations described in the Statement of Additional Information;

        (10) Borrow money or pledge, mortgage, or hypothecate its assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward currency contracts as described in the Prospectus and in the Statement of Additional Information. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts will not be deemed to be pledges of a Portfolio's assets);

        (11) With respect to the Equity Income, Fully Managed, Limited Maturity Bond, Hard Assets, Real Estate, Capital Appreciation, and Liquid Asset Portfolios invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Portfolio Manager are illiquid if, as a result of such investment, more than 10% of the total assets of the Portfolio, or, for Rising Dividends, Emerging Markets, Value Equity, Strategic Equity, Small Cap and Managed Global Portfolios, more than 15% of the total assets of the Portfolio(taken at market value at the time of such investment), would be invested in such securities;

        (12) Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts), except:

             (a) any Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and on options on such futures contracts;

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              (b) the Equity Income and Strategic Equity Portfolio may engage in futures contracts on gold; and

              (c) this restriction shall not apply to the Managed Global and the Hard Assets Portfolio.

        (13) With respect to all Portfolios except the Managed Global Portfolio, invest in puts, calls, straddles, spreads, or any combination thereof, provided that this restriction does not apply to puts that are a feature of variable or floating rate securities or to puts that are a feature of other corporate debt securities, and except that any Portfolio may engage in transactions in options, futures contracts, and options on futures.


FOR THE TOTAL RETURN PORTFOLIO, RESEARCH PORTFOLIO, MID-CAP GROWTH PORTFOLIO AND CORE BOND PORTFOLIO:


     A Portfolio may not:

        (1) With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer; provided that this restriction shall not apply to the Core Bond Portfolio or the Mid-Cap Growth Portfolio;

        (2) invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

        (3) borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings), except Core Bond Portfolio may also borrow to enhance income;

        (4) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

        (5) purchase or sell any commodity contract, except that each Portfolio may purchase and sell futures contracts based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.) The Mid-Cap Growth, Research and Total Return Portfolio reserve the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The Mid-Cap Growth, Research and Total Return Portfolio will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for options, futures contracts, options on futures contracts and forward contracts);

        (6) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

        (7) purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of

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             companies principally engaged in the real estate industry and participation interests in pools of real estate mortgage loans, and it may liquidate real estate acquired as a result of default on a mortgage; and

        (8) issue any class of securities which is senior to a Portfolio shares of beneficial interest except as permitted under the Investment Company Act of 1940 or by order of the SEC.

FOR THE GROWTH PORTFOLIO:

     The Portfolio may not:

        (1) purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by the Portfolio investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere this Statement;

        (2) purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

        (3) make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement (the short sale restriction is non-fundamental);

        (4) with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

        (5) mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

        (6) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

        (7) borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of 5% of the Portfolio total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

        (8) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

        (9) invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

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        (10) issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

        (11) own, directly or indirectly, more than 25% of the voting securities of any one issuer or affiliated person of the issuer; and

        (12) purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction.

FOR THE CAPITAL GROWTH PORTFOLIO:

     The Portfolio may not:

        (1) issue any class of securities which is senior to the Portfolio shares of beneficial interest, except that the Portfolio may borrow money to the extent contemplated by Restriction 3 below;

        (2) purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose);

        (3) borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

        (4) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

        (5) as to 75% of the Portfolio total assets, purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) more than 5% of the Portfolio total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio total assets (taken at current value) would be invested in a single industry;

        (6) invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of the Portfolio Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; and

        (7) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans.

FOR THE DEVELOPING WORLD PORTFOLIO:

     The Portfolio may not:

        (1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be

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             invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

        (2) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan;

        (3) (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Portfolio that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Portfolio may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets;

        (4) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions;

        (5) Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities);

        (6) Buy or sell real estate or commodities or commodity contracts; however, the Portfolio, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information;

        (7) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets;

        (8) Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

        (9) Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit a Portfolio from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions; and

        (10) Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Portfolio's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

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FOR THE INVESTORS PORTFOLIO

     The Portfolio may not:

        (1) purchase any securities of another issuer (other than the United States of America) if upon said purchase more than 5% of its net assets would consist of securities of such issuer, or purchase more than 15% of any class of securities of such issuer;

        (2)  borrow money, except (i) in order to meet redemption requests or
             (ii) as a temporary measure for extraordinary or emergency purposes and, in the case of both (i) and (ii), only from banks and only in an aggregate amount not to exceed 5% of its total assets taken at cost or value, whichever is less, or mortgage or pledge any of its assets and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

        (3) lend its funds or other assets to any other person other than through the purchase of liquid debt securities pursuant to the Portfolio's investment policies, except that (a) the Portfolio may lend its portfolio securities in an amount up to 33 1/3% of its total assets, provided that the borrower may not be affiliated, directly or indirectly, with the Portfolio and (b) the Portfolio may enter into repurchase agreements in an amount up to an aggregate of 25% of its total assets;

        (4) invest in the securities of issuers which have been in operation for less than three years if such purchase at the time thereof would cause more than 5% of the net assets of the Portfolio to be so invested;

        (5) purchase any securities on margin (except that the Portfolio may make deposits in connection with transactions in options on securities), make any so-called "short" sales of securities or participate in any joint or joint and several trading accounts;

        (6)  act as underwriter of securities of other issuers;

        (7) purchase the securities of another investment company or investment trust except in the open market where no profit to a sponsor or dealer, other than the customary broker's commission, results from such purchase (but the aggregate of such investments shall not be in excess of 10% of the net assets of the Portfolio), or except when such purchase is part of a plan of merger or consolidation;

        (8) buy securities from, or sell securities to, any of its officers, directors, employees, investment manager or distributor, as principals;

        (9) purchase or retain any securities of an issuer if one or more persons affiliated with the Portfolio owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer and such affiliated persons so owning 1/2 of 1% together own beneficially more than 5% of such securities;

        (10) purchase real estate (not including investments in securities issued by real estate investment trusts) or commodities or commodity contracts, provided that the Portfolio may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency transactions and buy, sell and write options on currencies;

        (11) issue senior securities except as may be permitted by the 1940 Act.

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FOR THE LARGE CAP VALUE PORTFOLIO

     The Portfolio may not:

        (1) issue senior securities, except to the extent that the borrowing of money in accordance with restrictions (3) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.);

        (2) invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U.S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations;

        (3) For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry;

        (4) purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio's total assets may be invested without regard to these restrictions;

        (5) borrow money, except that the portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions;

        (6) underwrite securities of other issuers except insofar as the Portfolio may be considered an underwriter under the 1933 Act in selling portfolio securities;

        (7) purchase or sell real estate, except that the Portfolio may invest in securities issued by companies which invest in real estate or interests therein and may invest in mortgages and mortgage-backed securities; and

        (8) purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

FOR THE ALL CAP PORTFOLIO

     The Portfolio may not:

        (1) hold more than 25% of the value of its total assets in the securities of any single company or in the securities of companies in any one industry. As to 50% of the value of its total assets, the Portfolio's investment in any one security, other than United States Government obligations, will not exceed 5% of the value of its total assets and as to this 50%, the Portfolio will not invest in more than 15% of the outstanding voting securities of any one issuer;

        (2) borrow money or pledge or mortgage its assets, except as described under "Description of Securities and Investment Techniques" and except that for purposes of this restriction,

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             collateral
             arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

        (3) underwrite securities, except in instances where the Portfolio has acquired portfolio securities which it may not be free to sell publicly without registration under the 1933 Act ("restricted securities"); in such registrations, the Portfolio may technically be deemed an "underwriter" for purposes of the 1933 Act. No more than 10% of the value of Portfolio's total assets may be invested in illiquid securities;

        (4) make loans other than through (a) the lending of its portfolio securities in accordance with the procedures described under "Description of Securities and Investment Techniques -- Lending of Portfolio Securities" in this Statement of Additional Information, or (b) entering into repurchase agreements in an amount up to an aggregate of 25% of its total assets, but this restriction shall not prevent the Portfolio from buying a portion of an issue of bonds, debentures or other obligations which are liquid, or from investing up to an aggregate of 10% (including investments in other types of illiquid securities) of the value of its total assets in portions of issues of bonds, debentures or other obligations of a type privately placed with financial institutions and which are illiquid;

        (5) invest more than 10% of the value of the Portfolio's total assets in securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities which are not readily marketable;

        (6) invest in companies for the purpose of exercising control or management. (The Portfolio may on occasion be considered part of a control group of a portfolio company by reason of the size or manner of its investment, in which event the securities of such portfolio company held by the Portfolio may not be publicly saleable unless registered under the Securities Act of 1933 or pursuant to an available exemption thereunder.);

        (7) purchase securities on margin (except for such short-term credits as are necessary for the clearance of transactions and except that the Portfolio may make deposits in connection with transactions in options on securities) or make short sales of securities (except for sales "against the box", i.e., when a security identical to one owned by the Portfolio, or which the Portfolio has the right to acquire without payment of additional consideration, is borrowed and sold short);

        (8) purchase or sell real estate, interests in real estate, interests in real estate investment trusts, or commodities or commodity contracts; however, the Portfolio (a) may purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the Securities Act of 1933 and are readily marketable and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies;

        (9) purchase more than 3% of the stock of another investment company, or purchase stock of other investment companies equal to more than 5% of the Portfolio's net assets in the case of any one other investment company and 10% of such net assets in the case of all other investment companies in the aggregate. Any such purchase will be made only in the open market where no profit to a sponsor or dealer results from the purchase, except for the customary broker's commission. This restriction shall not apply to investment company securities received or acquired by the Portfolio pursuant to a merger or plan of reorganization. (The return on such investments will be reduced by the operating expenses, including investment advisory and administrative fees of such investment

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             Portfolios and
             will be further reduced by the Portfolio's expenses, including management fees; that is, there will be a layering of certain fees and expenses.);

        (10) purchase or hold securities of an issuer if one or more persons affiliated with the Portfolio or with Smith Barney Asset Management owns beneficially more than 1/2 of 1% of the securities of that issuer and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of the securities of such issuer;

        (11) buy portfolio securities from, or sell portfolio securities to, any of the Portfolio's officers, directors or employees of its investment manager or distributor, or any of their officers or directors, as principals;

        (12) purchase or sell warrants; however, the Portfolio may invest in debt or other securities which have warrants attached (not to exceed 10% of the value of the Portfolio's total assets). Covered options with respect to no more than 10% in value of the Portfolio's total assets will be outstanding at any one time;

        (13) invest in interest in oil, gas or other mineral exploration or development programs, or (14) issue senior securities except as may be permitted by the 1940 Act.


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

     FOR THE ASSET ALLOCATION GROWTH PORTFOLIO, DIVERSIFIED MID-CAP PORTFOLIO, GROWTH AND INCOME PORTFOLIO, SPECIAL SITUATIONS PORTFOLIO AND INTERNATIONAL EQUITY PORTFOLIO:

        1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

        2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

        3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)), and only to the extent that the value of the Portfolio's total assets, uses its liabilities other than borrowings, is equal to at least 300% of all borrowings, and provided further that the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio's total assets at the time of borrowing.

        4. The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

        5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets) to a

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             registered investment company
             or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

        6.   The Portfolio may purchase or write options on securities only if
             (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by a Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio's net assets would be hedged, and (iv) not more than 25% of the Portfolio's net assets are used as cover for options written by the Portfolio.

     With respect to non-fundamental investment restriction 4, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

FOR THE RISING DIVIDENDS PORTFOLIO, EMERGING MARKETS PORTFOLIO, VALUE EQUITY PORTFOLIO, STRATEGIC EQUITY PORTFOLIO AND SMALL CAP PORTFOLIO:


     A Portfolio may not:

        (1) Make short sales of securities, except short sales against the box (this restriction shall not apply to the Strategic Equity, Small Cap, and Managed Global Portfolio, which may make short sales within the limitations described in the Prospectus and elsewhere in this Statement of Additional Information); and

        (2) Invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Portfolio Manager are illiquid if, as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

FOR THE MANAGED GLOBAL PORTFOLIO:

     The Portfolio may not:

     Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or futures contracts on currencies), except that the Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and in options on such futures contracts.


FOR THE TOTAL RETURN PORTFOLIO, RESEARCH PORTFOLIO, MID-CAP GROWTH PORTFOLIO AND CORE BOND PORTFOLIO:

     A Portfolio may not:

        (1) invest more than 15% (except 10% with respect to the Research Portfolio,) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;


        (2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin

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             payments in
             connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

        (3) make short sales of securities unless the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; and

        (4) make investments for the purpose of gaining control of a company's management.

FOR THE GROWTH PORTFOLIO:


     The Portfolio may not invest, in the aggregate, more than 15% of its net assets in illiquid securities.


FOR THE CAPITAL GROWTH PORTFOLIO:

     The Portfolio may not:

        (1) invest in warrants (other than warrants acquired by the Portfolio as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Portfolio net assets, provided that not more than 2% of the Portfolio net assets may be invested in warrants not listed on the New York or American Stock Exchanges;

        (2) purchase or sell commodities or commodity contracts, except that the Portfolio may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions;

        (3) purchase securities restricted as to resale if, as a result, (i) more than 10% of the Portfolio total assets would be invested in such securities, or (ii) more than 5% of the Portfolio total assets (excluding any securities eligible for resale under Rule 144A under the Securities Act of 1933) would be invested in such securities;

        (4) invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and
             (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio net assets (taken at current value) would then be invested in the aggregate in securities described in (a), (b), and (c) above;

        (5) invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition;

        (6)  invest in real estate limited partnerships;

        (7) purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old;

        (8) purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.);

        (9) make investments for the purpose of exercising control or management;

        (10) invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the common stocks of companies that invest in or sponsor such programs;

        (11) acquire more than 10% of the voting securities of any issuer;

        (12) invest more than 15%, in the aggregate, of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years continuous operation and securities restricted as to resale (including any securities eligible for resale under Rule 144A under the Securities Act of 1933); or

        (13) purchase or sell puts, calls, straddles, spreads, or any combination thereof, if, as a result, the aggregate amount of premiums paid or received by the Portfolio in respect of any such transactions then outstanding would exceed 5% of its total assets.

FOR THE DEVELOPING WORLD PORTFOLIO:

     The Portfolio may not:

        (1) Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Portfolio;

        (2) Invest in any issuer for purposes of exercising control or management of the issuer;

        (3) Except as described in the Prospectus and this Statement of Additional Information, acquire or dispose of put, call, straddle or spread options subject to the following conditions:

             (a) such options are written by other persons, and

             (b) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Portfolio's total assets;

        (4) Except as described in the Prospectus and this Statement of Additional Information, engage in short sales of securities; and

        (5) Purchase more than 10% of the outstanding voting securities of any one issuer.

     If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

FOR THE INVESTORS PORTFOLIO:

     The Portfolio may not:

        (1) invest in warrants (other than warrants acquired by the Investors Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Investors Portfolio's net assets or if, as a result, more than 2% of the Investors Portfolio's net assets would be invested in warrants that are not listed on AMEX or NYSE;

        (2) invest in oil, gas and other mineral leases, provided, however, that this shall not prohibit the Investors Portfolio from purchasing publicly traded securities of companies engaging in whole or in part in such activities; or

        (3) purchase or sell real property (including limited partnership interests) except to the extent described in investment restriction number 10 above.

FOR THE LARGE CAP VALUE PORTFOLIO

     The Portfolio may not:

        (1) lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money;

        (2) lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities;

        (3) knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable;

        (4) sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin.

        (5) write or purchase options on securities, financial indices or currencies, except to the extent the Portfolio is specifically authorized to engage in hedging and other strategic transactions;

        (6) purchase securities for the purpose of exercising control or management;

        (7) purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the Portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization;

             For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section

             2(a) (32) of the
             1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies; and

        (8) pledge, hypothecate, mortgage or transfer (except as provided in restriction (4)) as security for indebtedness any securities held by the Portfolio, except in an amount of not more than 33 1/3% of the value of the Portfolio's total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets;

             If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.


FOR THE INTERNET TOLLKEEPERSM PORTFOLIO:

     The Portfolio may not:

        (1)  invest for the purpose of exercising control or management;

        (2) sell property or securities short, except short sales against the box;

        (3) invest in securities that are illiquid, or in repurchase agreements maturing in more than seven days, if as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities; and

        (4) purchase or sell commodities or commodities contracts, except that subject to restrictions described in the Prospectus and in the Statement of Additional Information, (a) the Portfolio may engage in futures contracts and options on futures contracts; and (b) enter into foreign forward currency contracts.

     Unless otherwise indicated, all percentage limitations listed above apply to the Portfolio only at the time into which a transaction is entered. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Portfolio's net assets will not be considered a violation. For purposes of fundamental restriction (iii) and non-fundamental restriction (v) as set forth above, an option on a foreign currency shall not be considered a commodity or commodity contract.

     For purposes of non-fundamental restriction (2), a short sale "against the box" shall not be considered a short position.

                             MANAGEMENT OF THE TRUST

     The business and affairs of the Trust are managed under the direction of the Board of Trustees according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Agreement and Declaration of Trust. The Trustees are Barnett Chernow, J. Michael Earley, R. Barbara Gitenstein, Robert A. Grayson, Elizabeth J. Newell, Stanley B. Seidler, John R. Barmeyer and Roger B. Vincent. The Executive Officers of the Trust are Barnett Chernow, Myles R. Tashman, and Mary Bea Wilkinson.

     Trustees and Executive Officers of the Trust, their business addresses, and principal occupations during the past five years are:


NAME AND ADDRESS                       POSITION WITH             BUSINESS AFFILIATIONS AND
                                       THE TRUST                 PRINCIPAL OCCUPATIONS

Barnett Chernow*                       President,                President and Chairman of the GCG Trust since
Golden American Life                   Trustee and               December 1999; President and Director, Golden
Insurance Co.                          Chairman                  American Life Insurance Company, May 1998 to
1475 Dunwoody Drive                                              present; Executive Vice President, Directed
West Chester, PA 19380                                           Services, Inc., October 1993 to present; Executive
                                                                 Vice President and then President, First Golden
                                                                 American Life Insurance Company of New York,
                                                                 October 1993 to present. Age 51.

John R. Barmeyer*                      Trustee                   Senior Vice President, General Counsel and
ING's American Region                                            Secretary of ING America Life Corporation and its
5780 Powers Ferry Road                                           subsidiaries since 1992. Age 56.
Atlanta, GA 30327-4390

J. Michael Earley                      Trustee                   President, and Chief Executive Officer, Bankers
665 Locust Street                                                Trust Company, Des Moines, Iowa since July 1992.
Des Moines, IA 50309                                             Age 55.

R. Barbara Gitenstein                  Trustee                   President, The College of New Jersey since
Office of the President                                          January, 1999; Trustee Provost, Drake University
The College of New Jersey                                        from July 1992 to December 1998. Age 52.
200 Pennington Road
Ewing, NJ 08628-0718

Robert A. Grayson                      Trustee                   Co-founder, Grayson Associates, Inc., marketing
Grayson Associates                                               consultants, since 1970; Adjunct Professor of
108 Loma Media Road                                              Marketing, New York University School of Business
Santa Barbara, CA 93103                                          Administration; former Director, The Golden
                                                                 Financial Group, Inc.; former Senior Vice
                                                                 President, David & Charles Advertising. Age 73.

NAME AND ADDRESS                       POSITION WITH             BUSINESS AFFILIATIONS AND
                                       THE TRUST                 PRINCIPAL OCCUPATIONS
Myles R. Tashman                       Secretary                 Executive Vice President, Secretary, Golden
Golden American Life                                             American Life Insurance Company since 1993;
Insurance Co.                                                    General Counsel since July 1996 and Director since
1475 Dunwoody Drive                                              January 1998; Director, Executive Vice President,
West Chester, PA 19380                                           Secretary and General Counsel, Directed Services,
                                                                 Inc. since August 1994; Executive Vice President,
                                                                 Secretary, First Golden American Life Insurance
                                                                 Company of New York; since 1993; General Counsel
                                                                 since July 1996 and Director since January 1998.
                                                                 Age 58.

Stanley B. Seidler                     Trustee                   President, Iowa Periodicals, Inc. since 1990 and
P.O. Box 1297                                                    President, Excell Marketing L.C. since 1994. Age
3301 McKinley Avenue                                             72.
Des Moines, IA 50321

Mary Bea Wilkinson                     Treasurer                 Senior Vice President & Treasurer, First Golden
Golden American Life                                             American Life Insurance Company of New York from
1475 Dunwoody Drive                                              November 1997 to present; Senior Vice President West Chester, PA
West Chester, PA 19380                                           and Treasurer, Golden American Life Insurance Co.
                                                                 from November 1993 to November 1997; and President
                                                                 and Treasurer, Directed Services, Inc. October
                                                                 1993 to December 1996. Age 44.

Roger B. Vincent                       Trustee                   President, Springwell Corporation, a corporate
Springwell Corporation                                           advisory firm located in New York, New York, since
230 Park Avenue                                                  June 1989; Director, Amerigas Partners, Inc.;
New York, NY 10169                                               Director, Tatham Offshore, Inc. since June 1996.
                                                                 Formerly, Managing Director Bankers Trust Company.
                                                                 Age 55.

Elizabeth J. Newell                    Trustee                   President and Chief Executive Officer of
KRAGIE/NEWELL, Inc.                                              KRAGIE/NEWELL, Inc., a marketing group, since
2633 Fleur Drive                                                 1990. Age 53.
Des Moines, IA 50321


        * Messrs. Chernow and Barmeyer are deemed to be "interested persons" of the Trust pursuant to the 1940 Act.

     As of January 31, 2001, none of the Trustees directly owned shares of the Portfolios. In addition, as of January 31, 2001, the Trustees and Officers as a group owned Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the outstanding shares of each Portfolio and in the aggregate.

     Effective May 18, 2000, each Trustee of the Trust who is not an interested person of the Trust or Manager or Portfolio Manager (the "non-interested Trustees") receives an annual retainer of $20,000 plus $5,000 for each regular quarterly Board meeting attended in person ($1,250 if attended by telephone), as well as reimbursement for expenses incurred in connection with attendance at such meetings or carrying out their responsibilities as Trustees of the Trust.
In addition, the Trust pays the Trustees an annual stipend of $5,000 for each committee chairmanship and $1,000 ($250 if attended by telephone) for attendance at any committee meeting not held in conjunction with a regular Board meeting or for any specially called telephonic meeting. The Trustee designated by the Board as Lead Trustee also receives additional compensation in an amount 50% greater than the amount paid for services as a non-interested Trustee (i.e. 50% of the regular retainer of $20,000 plus 50% of the full quarterly meeting fee of $20,000 or $20,000).

     With respect to the 4 month period from January 1, 2000 through April 30, 2000, the Trust paid the Trustees a fee in the amount of $6,000 for each Trustee's meeting attended and reimbursed any expenses incurred in attending the meetings. With respect to the 19 month period from May 1, 2000 through December 31, 2000, the Trust paid the non-interested Trustees a fee in the amount of $10,000 for each Trustees' meeting attended and reimbursed any expenses incurred in attending such meetings. The aggregate amount paid and reimbursed for the fiscal year ended December 31, 2000, $175,000. The following table shows the compensation paid to each Trustee for the year ended December 31, 2000:


                               COMPENSATION TABLE

(1)                           (2)                 (3)                    (4)                 (5)
                                                  PENSION OR             TOTAL
                              AGGREGATE           RETIREMENT             ESTIMATED           COMPENSATION
                              COMPENSATION        BENEFITS ACCRUED       ANNUAL              FROM REGISTRANT
NAME OF PERSON,               FROM                AS PART OF FUND        BENEFITS UPON       AND FUND COMPLEX
POSITION                      REGISTRANT          EXPENSES               RETIREMENT          PAID TO TRUSTEES
J. Michael Earley             $34,500             N/A                    N/A                 $34,500
     Trustee

R. Barbara Gitenstein         $34,500             N/A                    N/A                 $34,500
     Trustee

Robert A. Grayson             $32,000             N/A                    N/A                 $32,000
     Trustee

Stanley B. Seidler            $32,000             N/A                    N/A                 $32,000
     Trustee

Elizabeth J. Newell           $32,000             N/A                    N/A                 $32,000
     Trustee

Roger B. Vincent              $42,000             N/A                    N/A                 $42,000
     Trustee


     The table below lists each Variable Contract Owner who owns a Variable Contract that entitles the owner to give voting instructions with respect to 5% or more of the shares of a Portfolio as of January 31, 2001.

NAME                                PORTFOLIO              PERCENTAGE
----                                ---------              ----------
David & Anita Swann                 Market Manager         16.10%
Charitable Remainder
Trust
950 Massachusetts Ave. #706
Cambridge, MA

Darald Libby                        Market Manager         10.05%
Charitable Remainder
Unit Trust
300 N. River Road, Unit 105
Manchester, NH

George Berman                       Market Manager         8.95%
Charitable Remainder
Trust
431A Dedham Street
Newton, MA

Sanford Lugear                      Market Manager         7.18%
526 Lenox Ave.
Westfield, NJ

ING Americas Holding                Large Cap Value        9.10%
                                    Investors              8.90%
                                    Diversified Mid-Cap   15.64%
                                    Growth and Income     11.89%
                                    Special Situations    22.01%


     In addition, as of January 31, 2001, ING Americas Holding the General Account of Golden American owned 4.75% of the shares of the Emerging Markets Portfolio, and 3.76% of the Developing World Portfolio.

THE MANAGEMENT AGREEMENT
     Directed Services, Inc. ("DSI" or the "Manager") serves as Manager to the Portfolios pursuant to a Management Agreement (the "Management Agreement") between the Manager and the Trust. DSI's address is 1475 Dunwoody Drive, West Chester, PA 19380-1478. DSI is a New York corporation that is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), which, in turn, is a subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. DSI is registered with the Securities and Exchange Commission (SEC) as an investment adviser and a broker-dealer. Three Portfolio Managers of the Trust, ING Investment Management, LLC, Baring International Investment Limited and ING Pilgrim Investments, Inc. are affiliates of DSI through their common ownership by ING.


     The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of Golden American Life Insurance Company ("Golden American") to serve as the investment medium for Variable Contracts issued by Golden American. DSI is the principal underwriter and distributor of the Variable Contracts issued by Golden American. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American is a wholly owned subsidiary of Equitable of Iowa.

     Pursuant to the Management Agreement, the Manager, subject to the direction of the Board of Trustees, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Portfolio Managers. These services include, but are not limited to, (i) coordinating for all Portfolios, at the Manager's expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Portfolio Managers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio's portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Manager's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Manager of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Manager of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Manager's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in he Management Agreement. Other responsibilities of the Manager are described in the Prospectus.

     The Manager shall make its officers and employees available to the Board of Trustees and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

     Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Portfolio Manager is engaged to manage the assets of such Portfolio.


     The Management Agreement continues in effect from year to year so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees, and (ii) a majority of the Trustees who are not parties to such Management Agreement or "interested persons" (as defined in the 1940 Act)) of any such party. The Management Agreement, dated October 24, 1997, was approved by shareholders at a meeting held on October 9, 1997, and was last approved by the Board of Trustees, including the Trustees who are not parties to the Management Agreement or interested persons of such parties, at a meeting held on November 16, 2000. The Management Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Manager, on 60 days' written notice by either party to the Management Agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.


     Prior to October 24, 1997, DSI served as the manager to the Trust pursuant to a Management Agreement dated August 13, 1996, and prior to August 13, 1996, DSI served as manager to the Trust pursuant to a Management Agreement dated October 1, 1993.

     As compensation for its services under the Management Agreement, the Trust pays the Manager a monthly fee (a "unified fee") expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:



Fully Managed Series, Equity
      Income Series, Rising Dividends
      Series, Value Equity Series,
      Capital Appreciation Series,
      Strategic Equity Series, Small
      Cap Series, Real Estate Series,
      All-Growth Series
      and Hard Assets Series                         1.00% on the first $750 million in
                                                          combined assets of the Series;
                                                     0.95% on the next $1.250 billion;
                                                     0.90% on the next $1.5 billion;
                                                     0.85% on the amount over $3.5 billion.

     Liquid Assets Series and
     Limited Maturity Bond Series                    0.60% on the first $200 million in
                                                          combined assets of these Series;
                                                     0.55% on the next $300 million; and
                                                     0.50% on the amount over $500 million


     Capital Growth Series, Growth
      Series and Growth Opportunity Series           1.10% on the first $250 million in
                                                          combined assets in these Series;
                                                     1.05% on the next $400 million;
                                                     1.00% on the next $450 million; and
                                                     0.95% on the amount in excess of $1.1 billion


     Developing World Series and
      Emerging Market Series                         1.75%


     Total Return Series, Research
      Series and Mid-Cap Growth Series               1.00% on the first $250 million in
                                                          combined assets of these Series
                                                     0.95% on the next $400 million;
                                                     0.90% on the next $450 million; and
                                                     0.85% on the amount in excess of $1.1 billion



     Core Bond Series                                [ ____ ]%



     Market Manager Series                           1.00%


     Managed Global Series                           1.25% on the first $500 million and
                                                     1.50% on the amount over $500 million



     Diversified Mid-Cap and Asset
     Allocation Growth Series                        1.00% of the first $500 million;
                                                     0.95% of the next $250 million;
                                                     0.90% of the next $500 million; and
                                                     0.85% of the amount in excess of $1.25 billion.


     Special Situation Series and                    1.10% of the first $250 million;
     Growth and Income Series                        1.05% of the next $400 million;
                                                     1.00% of the next $450 million; and
                                                     0.95% of the amount in excess of $1.1 billion


     International Equity Series                     1.25% of the first $500 million; and
                                                     1.05% of the amount in excess of $500 million.

     Internet TollkeeperSM Series                    1.85% of the first $1 billion;
                                                     1.75% of the amount in excess of $1 billion.


                                       91



Gross fees paid to the Manager under the Management Agreement (pursuant to which the Manager provides all services reasonably necessary for the operation of the Trust) for the fiscal years ended December 31, 2000, 1999 and 1998 were as follows:



For the fiscal year ended December                  2000                 1999                  1998
                                               -------------         -------------        --------------
Liquid Asset                                   $                     $   2,109,806        $      796,602
Limited Maturity Bond                          $                     $   1,011,122        $      554,541
Core Bond
        (formerly Global Fixed Income)         $                     $     417,531        $      118,137
Fully Managed                                  $                     $   2,566,993        $    2,036,662
Total Return                                   $                     $   5,323,534        $    1,372,818
Asset Allocation Growth
Equity Income                                  $                     $   2,708,647        $    2,628,164
        (formerly Multiple Allocation Series)
Rising Dividends                               $                     $   7,081,897        $    3,933,978
Diversified Mid-Cap
Managed Global                                 $                     $   1,688,685        $    1,476,351
Large Cap Value
All Cap
Capital Growth                                 $                     $   4,168,500        $      994,126
        (formerly Growth & Income)
Value Equity                                   $                     $   1,296,094        $    1,033,315
Research                                       $                     $   6,958,337        $    1,716,605
Capital Appreciation                           $                     $   2,949,797        $    2,170,004
Growth and Income
Strategic Equity                               $                     $     979,956        $      614,438
Special Situations
Mid-Cap Growth                                 $                     $   3,592,864        $      708,271
Small Cap                                      $                     $   2,040,327        $      922,032
Growth                                         $                     $   6,305,623        $      725,286
        (formerly Value & Growth)
Real Estate                                    $                     $     612,780        $      738,372
Hard Assets                                    $                     $     372,525        $      370,049
Developing World                               $                     $     419,418        $       94,921
Emerging Markets                               $                     $     552,994        $      559,306
Market Manager*                                $                     $      70,253        $       72,140
All-Growth*                                    $                     $   1,006,814        $      723,616
Growth Opportunities*                          $                     $     125,233        $       78,500


        * These portfolios are no longer in operation.



PORTFOLIO MANAGERS
     The Manager has engaged the services of certain portfolio managers (the "Portfolio Managers") to provide portfolio management services to the Portfolios. The Trust, DSI and each Portfolio Manager have entered into Portfolio Management Agreements, which were approved by the Trustees of the Trust and by shareholders of each Portfolio of the Trust.

     Pursuant to the separate Portfolio Management Agreements, the Manager (and not the Trust) pays each Portfolio Manager for its services a monthly fee expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:

PORTFOLIO MANAGER                        PORTFOLIO                        PORTFOLIO MANAGEMENT FEE
------------------------------------------------------------------------------------------------------
Fidelity Management & Research Company   Diversified Mid-Cap &            0.50% of first $250 million
                                         Asset Allocation Growth          0.40% of next $500 million
                                                                          0.35% of amount in excess of
                                                                              $750 million

Goldman Sachs Asset Management           Internet Tollkeeper/SM/          0.95% of first $1 billion
                                                                          0.90% in excess of $1 billion

Janus Capital Corporation                Growth, Growth and Income, and   0.55% of first $100 million
                                         Special Situations               0.50% of next $400 million
                                                                          0.45% of amounts in excess of
                                                                              $500 million

ING Pilgrim Investment, Inc.             International Equity             0.65% of first $150 million
                                                                          0.55% of next $150 million
                                                                          0.45% of next $300 million and
                                                                          0.40% thereafter

AIM Capital Management, Inc.             Strategic Equity                 0.50% of first $50 million
                                         Capital Appreciation             0.475% over $50 and up to
                                                                              $200 million
                                                                          0.45% over $200 and up to $500
                                                                              million and
                                                                          0.40% of amount in excess of
                                                                              $500 million

Alliance Capital Management L.P.         Capital Growth                   0.75% on first $10 million in assets
                                                                          0.625% on next $10 million
                                                                          0.50% on next $20 million
                                                                          0.375% on next $20 million and
                                                                          0.25% on amounts in excess of $60
                                                                              million

Baring International                     Developing World                 0.90%
   Investment Limited
                                         Hard Assets                      0.40%

                                         Emerging Markets                 0.90% of first $50 million
                                                                          0.70% of next $50 million
                                                                          0.50% of next $100 million
                                                                          0.40% in excess of $200 million

PORTFOLIO MANAGER                        PORTFOLIO                       PORTFOLIO MANAGEMENT FEE
------------------------------------------------------------------------------------------------------
Capital Guardian Trust Company           Large Cap Value                 0.50% on first $150 million
                                                                         0.45% on next $150 million
                                                                         0.35% on next $200 million and
                                                                         0.30% thereafter

                                         Managed Global                  0.65% on first $150 million
                                                                         0.55% on next $150 million
                                                                         0.45% on next $200 million and
                                                                         0.40% thereafter

                                         Small Cap                       0.65% on first $150 million
                                                                         0.50% on next $150 million
                                                                         0.40% on next $200 million and
                                                                         0.35% thereafter

Eagle Asset Management, Inc.             Value Equity                    0.50% of net assets

Fidelity Management
  & Research Company                     Asset Allocation Growth
                                         Diversified Mid-Cap             0.50% of first $250 million in assets
                                                                         0.40% of next $500 million in assets and
                                                                         0.35% of amount in excess of $750 million

ING Investment Management, LLC           Limited Maturity Bond           0.30% of the first $25 million
                                                                         0.25% of the next $50 million
                                                                         0.20% of the next $75 million
                                                                         0.15% of the amount over $150 million
                                                                             subject to a minimum annual fee of
                                                                             $35,000

                                         Liquid Asset                    0.20% of the $25 million
                                                                         0.15% of the next $50 million
                                                                         0.10% of the amount over $75 million
                                                                             subject to a minimum annual fee of
                                                                             $35,000

Kayne Anderson Rudnick Investment        Rising Dividends                0.50% on first $100 million and
Management                                                               0.40% on the next $100 million and
                                                                         0.30% on the next $100 million and
                                                                         0.25% on the next $700 million and
                                                                         0.20% on assets in excess of $1 billion

Massachusetts Financial Services         Mid-Cap                         0.40% of first $300 million in assets and
Company                                  Research                        0.25% of amount in excess of $300 million
                                         Total Return

Pacific Investment Management Company    Core Bond                       0.25%
LLC

The Prudential Investment Company        Real Estate                     0.50% on first $70 million and
                                                                         0.40% on assets in excess of $70 million

PORTFOLIO MANAGER                        PORTFOLIO                       PORTFOLIO MANAGEMENT FEE
------------------------------------------------------------------------------------------------------
Salomon Brothers Asset Management Inc    All Cap                         0.50% on first $100 million
                                                                         0.45% on first $100 million
                                                                         0.40% on next $200 million and
                                                                         0.35% on assets in excess of $400 million

                                         Investor                        0.45% on first $100 million
                                                                         0.40% on first $100 million
                                                                         0.35% on next $200 million
                                                                         0.30% on next $350 million and
                                                                         0.25% on assets in excess of $750 million

T. Rowe Price Associates                 Equity Income Series            0.40% of average daily net assets

                                         Fully Managed                   0.50% of average daily net assets

Gross fees paid by the Manager to each Portfolio Manager for the fiscal years ended December 31, 2000, 1999 and 1998 were as follows:

                                                                    FISCAL YEAR ENDED
                                              ----------------------------------------------------------
   PORTFOLIO MANAGER                                2000                  1999                 1998
--------------------------------------------------------------------------------------------------------
     Zweig Advisors, Inc.
         Equity Income                            N/A                $     215,809+        $  1,349,052
         Strategic Equity                         N/A                       54,731+             315,395

     T. Rowe Price Associates, Inc.
         Fully Managed                        $1,435,764                 1,317,856            1,045,430
         Equity Income                         1,075,312                   956,804*              N/A

     ING Investment Management LLC

         Limited Maturity Bond                   435,720                   394,319              236,197
         Liquid Asset                            636,564                   424,640              186,305
         Market Manager                           35,714                    26,402               36,070

     Van Eck Associates Corp.
         Hard Assets                              N/A                       24,137+             189,949

     Chancellor LGT Asset Management

         Capital Appreciation                     N/A                        N/A              1,113,876

     INVESCO(NY)

         Capital Appreciation                     N/A                      331,066#              N/A

     Kayne Anderson Investment
     Management LLC

         Rising Dividends                         2,815,645              3,117,093            2,019,334

     EII Realty Investment
     Management

         Real Estate                                 91,457                318,778              376,011

     Eagle Asset Management, Inc.
         Value Equity                               647,335                616,000              530,407

     Capital Guardian Trust Company

         Large Cap Value                            230,434                  N/A                N/A
         Small Cap                                2,340,542                  N/A                N/A
         Managed Global                           1,245,243                  N/A                N/A

     Salomon Brothers Asset Management Inc

         Investors                                   52,753                  N/A                N/A
         All Cap                                    181,491                  N/A                N/A

     Robertson Stephens & Co.,
     Investment Management, L.P.
         Growth                                      N/A                   217,927+             371,191++++
         Capital Growth                              N/A                   250,826+             490,723++++
                                                                    FISCAL YEAR ENDED

                                                                    FISCAL YEAR ENDED
                                              ----------------------------------------------------------
   PORTFOLIO MANAGER                                2000                  1999                 1998
--------------------------------------------------------------------------------------------------------

     Putnam Investment
     Management, Inc.
         Emerging Markets                            89,873                315,996              319,604
         Managed Global                             104,984                945,663              826,757

     Massachusetts Financial
     Services Company
         Research                                 3,330,921              1,917,105              626,679++++
         Mid-Cap Growth                           3,764,285              2,367,650              300,581++++
         Total Return                             2,209,093              1,440,158              535,501++++

     Pacific Investment Management LLC
         Core Bond                                   N/A                   N/A                   N/A

     Baring International
     Investment Limited
         Core Bond
             (formerly Global Fixed Income)         152,930                117,431               33,226++++
         Hard Assets                                167,852                136,749*              N/A
         Developing World                           651,733                204,478*              N/A
         Emerging Markets                           239,956

     Montgomery Asset
     Management LLC
         Developing World                            N/A                    11,592+              47,417+*
         Growth Opportunities                         4,775                 59,958               36,739+*

     Fred Alger
     Management, Inc.
         Small Cap                                  164,815              1,061,411              473,285

     AIM Capital
     Management, Inc.
         Strategic Equity                         1,671,027                455,058*              N/A
         Capital Appreciation                     2,251,710              1,203,466++             N/A

     Alliance Capital
     Management, LLP
         Capital Growth                           1,635,927              1,018,412*              N/A

     Janus Capital Corp.
         Growth                                   8,555,694              2,791,655*              N/A
         Growth and Income                           11,546
         Special Situations                           7,683

     Pilgrim Baxter & Associates
         All Growth                                  63,520                576,137              408,580

     The Prudential Investment Corporation
         Real Estate                                267,661                  N/A                 N/A

     Fidelity Management & Research Company
         Asset Allocation Growth                      6,786                  N/A                 N/A
         Diversified Mid-Cap                         10,839                  N/A                 N/A

      -------------------------
        +    For the period from 1/1/99 to 3/1/99
        *    For the period from 3/1/99 to 12/31/99
        #    For the period from 1/1/99 to 4/1/99
        ++   For the period from 4/1/99 to 12/31/99
        ++++ For the period from 8/17/98 to 12/31/98
        +*   For the period from 2/18/98 to 12/31/98
        ***  For the period from 1/1/98 to 8/17/98
        **   For the period from 1/1/98 to2/1/98

DISTRIBUTION OF TRUST SHARES
     DSI serves as the Portfolio's Distributor and Principal Underwriter. DSI is not obligated to sell a specific amount of the Portfolio's shares. DSI bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI also serves as Manager to the Trust and therefore is an affiliate to the Trust.

CODE OF ETHICS
     To mitigate the possibility that a Portfolio will be adversely affected by personal trading of employees, the Portfolios, Manager, Portfolio Managers, any sub-advisers and Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal trading accounts of Trustees and others who normally come into possession of information on portfolio transactions. The Codes of Ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of the Codes of Ethics also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.[C]



                      PORTFOLIO TRANSACTIONS AND BROKERAGE


INVESTMENT DECISIONS
     Investment decisions for each Portfolio are made by the Portfolio Manager of each Portfolio. Each Portfolio Manager has investment advisory clients other than the Portfolio. A particular security may be bought or sold by a Portfolio Manager for clients even though it could have been bought or sold for other clients at the same time. In the event that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner deemed fair and reasonable by the Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Portfolio Manager, and the results of such allocations, are subject to periodic review by the Trust's Manager and Board of Trustees. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.


BROKERAGE AND RESEARCH SERVICES
     The Portfolio Manager for a Portfolio places all orders for the purchase and sale of portfolio securities, options, and futures contracts for a Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the Portfolio Manager will attempt to obtain the best execution for a Portfolio taking into account such factors as price

(including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on U.S. stock exchanges for the account of the Trust, the Portfolio Manager may pay higher commission rates than the lowest available when the Portfolio Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Portfolio Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. There is generally no stated commission in the case of fixed income securities, which are generally traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.


     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers. Consistent with this practice, the Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Portfolio Manager places the Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Portfolio Manager and its affiliates in advising its various clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing a Portfolio. The advisory fee paid by the Portfolio to the Portfolio Manager is not reduced because the Portfolio Manager and its affiliates receive such services.


     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Portfolio Manager may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Portfolio Manager, a disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.


     Of the total commissions paid during the fiscal year ended December 31, 2000, $____ ( ___%) were paid to firms which provided research, statistical or other services to the Portfolio Managers. The Portfolio Managers have not separately identified the portion of such commissions that are applicable to the provision of such research, statistical or otherwise.

     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Portfolio Managers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

     On occasions when a Portfolio Manager deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or subadviser), the Portfolio Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Portfolio Manager in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.


     A Portfolio Manager may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Portfolio Manager where, in the judgment of the Portfolio Manager, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

     Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Manager or a Portfolio Manager or, if it is also a broker-dealer, the Portfolio Manager may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Portfolio Manager, and if there is in effect a written contract between the Portfolio Manager and the Trust expressly permitting the affiliated broker-dealer or Portfolio Manager to receive and retain such compensation. The Portfolio Management Agreements provide that each Portfolio Manager may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.


     SEC rules further require that commissions paid to such an affiliated broker-dealer or Portfolio Manager by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board of Trustees has adopted procedures for evaluating the reasonableness of commissions paid to broker-dealers that are affiliated with Portfolio Managers or to Portfolio Managers that are broker-dealers and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of Directed Services, Inc., Manager to the GCG
Trust: ING Pilgrim Securities, Inc., Lexington Funds Distributor, Inc., Locust Street Securities, Inc., Vestex Securities Corporation, Multi-Financial Securities Corporation, IFG Network Securities, Inc., Compulife Investors Services Inc., ING America Equities, Inc., United Variable Services, Inc., ING (U.S.) Securities, Futures & Options, Inc., ING TT&S (U.S.) Securities, Inc., Washington Square Securities, Inc., PrimeVest Financial Services, Inc., Financial Northeastern Securities, Inc., Guaranty Brokerage Services, Inc., BancWest Investment Services, Inc., Granite Investment Services, Inc., Aetna Investment Services, LLC, Systematized Benefits Administrators, Inc., Aeltus Capital, Inc., Financial Network Investment Corporation, ING Barings LLC, Baring Investment Services, Inc., Furman Selz Financial Services LLC, ING Funds Distributor, Inc. Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

     For the fiscal year ended December 31, 2000, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):

                             Total         Total Amount        % of Total           % of
                           Amount of      of Commission        Commission        Portfolio
                          Commission           Paid               Paid           Amount of
Portfolio                    Paid         to Affiliates       to Affiliates     Transactions    Affiliate
-----------------------------------------------------------------------------------------------------------------
Small Cap                  $602,390          $ 1,262              0.21%            0.12%        Furman Selz
                                             $11,088              1.84%            1.30%        Fred Alger

Equity Income              $221,911          $ 1,270              0.57%            0.39%        Baring Securities
Fully Managed              $196,648           $ 300               0.15%            0.14%        Baring Securities
Real Estate                $297,488          $ 1,962              0.66%            0.69%        Furman Selz
All-Cap                    $147,599            $ 48               0.03%            0.01%        Furman Selz
                                              $ 540               0.37%            0.48%        Salomon Smith
                                                                                                Barney

Investors                  $ 48,871            $ 12               0.02%            0.01%        Furman Selz
                                               $ 66               0.14%            0.32%        Salomon Smith
                                                                                                Barney

Hard Assets                $308,265           $ 505               0.16%            0.11%        Furman Selz
Developing World           $401,927           $ 510               0.13%            0.08%        Furman Selz

     For the fiscal year ended December 31, 1999, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate is also noted):


                                                                                 Percent of
                                         Total Amount of   Percent of Total      Portfolio's
                      Total Amount of   Commissions Paid   Commissions Paid   Dollar Amount of
Portfolio            Commissions Paid     to Affiliates      to Affiliates      Transactions     Affiliate
----------------     ----------------   ----------------   ----------------   ----------------   ---------
Equity Income           $   385,973         $     529            0.14%              0.11%        Baring Sec. Corp.

Strategic Equity            308,351                36            0.01               0.01         Furman Selz

Fully Managed               193,754               138            0.07               0.03         Baring Sec. Corp.

Real Estate                 135,831                84            0.06               0.06         Furman Selz

Emerging Markets            328,626             2,046            0.62               0.55         Furman Selz

Small Cap                   348,126           335,228           96.30              94.66         Fred Alger & Co.

Developing World            109,065                39            0.03               0.03         Baring Sec. Corp.

Capital Growth            2,123,846            10,860            0.51               0.44         Baring Sec. Corp.

Growth                    1,176,883             6,370            0.54               0.22         Baring Sec. Corp.

Research                  1,683,542               708            0.04               0.81         Furman Selz

                                                3,102            0.18                            Baring Sec. Corp.

                                                8,238            0.49                            BHF Sec.

Total Return                589,063             4,974            0.84               0.90         Furman Selz

                                                  300            0.05                            Baring Sec. Corp.

Mid-Cap Growth            1,487,342               162            0.01               0.01         BHF Sec.

     For the fiscal year ended December 31, 1998, the following total brokerage commissions, and affiliated brokerage commissions were paid with respect to other portfolios of the Trust (where commissions were paid to affiliates, the percentage and the affiliate(s) also noted):


                                         Total Amount of   Percent of Total
                      Total Amount of   Commissions Paid   Commissions Paid
Portfolio            Commissions Paid     to Affiliates      to Affiliates     Affiliate
-----------------    ----------------   ----------------   ----------------    ---------
Equity Income           $   263,419         $     568            0.22%         Baring Sec. Corp.
                                               30,926           11.74          Zweig Sec. Corp.
                                                2,484            0.88          Raymond James & Assoc.

Strategic Equity            170,714               160            0.09          Zweig Sec. Corp.

Fully Managed               202,689               225            0.11          Furman Selz

All Growth                  204,680               978            0.48          Furman Selz

Growth Opportunities         24,964                78            0.31          Furman Selz

Capital Appreciation        365,400             9,000            2.97          Furman Selz

Real Estate                 104,920             1,344            1.28          Furman Selz

Value Equity                490,592             1,032            0.21          Furman Selz
                                               12,768            2.60          Raymond James & Assoc.

Emerging Markets            190,071             5,638            2.97          Baring Sec. Corp.
                                                  611            0.48          ING Sec.

Managed Global            1,487,342             1,041            0.16          Baring Sec. Corp.
                                                   55            0.01          ING Sec. Corp.

Small Cap                   266,848           262,004           98.18          Fred Alger & Co.

Developing World             36,384

Capital Growth              612,148             4,404            0.72          Furman Selz
                                               70,671           11.54          Robertson Stephens Sec. Corp.

Growth                      330,923             6,624            2.00          Furman Selz

                                                4,963            1.50          Robertson Stephens Sec. Corp.

Total Return                189,846             4,974            0.84          Furman Selz


     Barings Securities Corporation is an affiliate of Barings International Investment Limited, an affiliate of the Manager and Portfolio Manager of the Hard Assets and Developing World Portfolios. Zweig Securities Corp. is an affiliate of Zweig Advisors, Inc., the former Portfolio Manager to the Strategic Equity and Equity Income (formerly, the Multiple Allocation Series) Portfolios. Raymond James & Associates is an affiliate of Eagle Asset Management, Inc., Portfolio Manager of the Value Equity Portfolio. Furman Selz Securities Corp. is an affiliate of the Manager, as each is owned by ING Groep. Robertson, Stephens Securities Corp. is an affiliate of Robertson, Stephens & Company Investment Management, LP, the former Portfolio Manager of the Growth Portfolio and the Growth & Income Portfolio. Fred Alger & Company is an affiliate of Fred Alger Management, Inc., a former Portfolio Manager to the Small Cap Portfolio.


The Manager, Directed Services, Inc., is an affiliate of the GCG Trust.


                                 NET ASSET VALUE


     As indicated under "Net Asset Value" in the prospectus, the Portfolio's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of the New York Stock Exchange (generally 4:00 P.M.), Eastern time, on each day the New York Stock Exchange is open for trading, exclusive of federal holidays.


     The Liquid Asset Portfolio's portfolio securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

     The Securities and Exchange Commission's regulations require the Liquid Asset Portfolio to adhere to certain conditions. The Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, are required to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include a requirement to periodically monitor, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Trustees will take such steps as they consider appropriate (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Portfolio also is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 13 months or less (except securities held subject to repurchase agreements having 13 months or less to maturity) and to invest only in securities determined by the Portfolio Manager under procedures established by the Board of Trustees to be of high quality with minimal credit risks.

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                             PERFORMANCE INFORMATION

     The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

     Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:


         YIELD = 2 [((a-b)/cd  + 1)^6 - 1]

where,
         a = dividends and interest earned during the period,

         b = expenses accrued for the period (net of reimbursements),

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     The following is the average annual total return for the periods indicated ended December 31, 2000 for each Portfolio of the GCG Trust that had commenced operations:

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

                                    SINCE                                                            DATE OF
PORTFOLIO                         INCEPTION       10 YEARS          5 YEARS         1 YEAR          INCEPTION
-------------------------------------------------------------------------------------------------------------
Equity Income                      8.75%           8.67%           10.31%          (0.72)%           1/24/89

Fully Managed                      8.83%           9.27%           12.90%           6.92%            1/24/89

Limited Maturity Bond              6.27%           5.90%            6.08%           1.13%            1/24/89

Real Estate                        8.35%           9.29%           10.03%          (3.81)%           1/24/89

Growth Opportunities               8.98%*                                          20.13%            2/18/98

Hard Assets                        6.66%           5.46%            6.35%          23.36%            1/24/89

Liquid Asset                       5.11%           4.82%            5.08%           4.74%            1/24/89

Capital Appreciation              17.10%                           23.17%          24.64%             5/4/92

Rising Dividends                  18.05%                           22.11%          15.88%            10/4/93

Emerging Markets                   4.26%                            4.22%          85.30%            10/4/93

Market Manager                    23.04%                           23.60%          16.59%           11/14/94

Value Equity                      14.24%                                            0.51%             1/3/95

Strategic Equity                  21.97%                                           56.24%            10/2/95

Small Cap                         24.69%                                           50.61%             1/3/96

Managed Global**                  14.50%                           23.36%          63.30%           10/21/92

Research                          29.10%*                                          24.23%            8/14/98

Mid Cap Growth                    69.91%*                                          79.05%            8/14/98

Capital Growth                    26.50%*                                          25.56%            8/14/98

Growth                            67.67%*                                          78.13%            8/14/98

Total Return                       7.51%                                            3.38%            8/14/98


Core Bond                         (0.96)%                                          (8.62)%           8/14/98
   (formerly Global Fixed Income)


Developing World                   9.87%                                           61.66%            2/18/98

All Growth                        12.77%          13.25%           24.26%         109.93%            1/24/89


        *  Annualized
       ** The Managed Global Portfolio is a successor to the Managed Global account of Separate Account D of Golden American. As of September 3, 1996, the investment-related assets of the Managed Global Account of Separate Account D were transferred to a newly created division of Separate Account B of Golden American. Simultaneously Separate Account B exchanged the investment-related assets for shares of the Managed Global Portfolio, a newly created Portfolio of the Trust. The average annual total return information is restated from the Managed Global Account of Separate Account D. The total return figures reflect the deduction of certain expenses, and covers the period October 21, 1992 (commencement of operations) to December 31, 1999 and the five- and one-year periods ended December 31, 1999.

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


     The Investor, Large Cap, All Cap, Asset Allocation Growth, Diversified Mid-Cap, Growth and Income and Special Situations a commenced operations during the year 2000 and, therefore, no past performance information is available for them. The International Equity, Internet TollkeeperSM, Growth Opportunities and SmallCap Opportunities Portfolios had not commenced operations as of December 31, 200 and, therefore, no past performance is available for these Portfolios.


     Each Portfolio may be categorized as to its market capitalization make-up ("large cap," mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

     Beta is a historical measure of a portfolio's market risk; a Beta of 1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).


     Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), the Dow Jones Industrial Average ("DJIA"), the Lehman Brothers Government Bond Index, the Donoghue Money Market Institutional Averages, the Lehman Brothers Government Corporate Index, the Salomon HighYield Index, the Russell MidCap Index, the Wilshire 5000 Index, the Lehman Brothers Aggregate Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


     Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

     In addition, reports and promotional literature may contain information concerning the Manager, the Portfolio Managers, or affiliates of the Trust, the Manager, or the Portfolio Managers, including (i) performance rankings of other mutual funds managed by a Portfolio Manager, or the individuals employed by a Portfolio Manager who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Manager to the Trust, including information related to the selection and monitoring of the Portfolio Managers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.

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

     In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by Golden American, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES

     Shares of the Portfolios are offered only to the Separate Accounts that fund Variable Contracts. See the respective prospectus for the Variable Contracts for a discussion of the special taxation of insurance companies with respect to the Separate Accounts and of the Variable Contracts and the holders thereof.


     Each Portfolio intends to qualify, and expects to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.


     Each Portfolio must, and intends to also comply with, the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

     If a Portfolio fails to qualify as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

     Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to certain Portfolios whose only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

     Foreign Investments -- Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

     The Portfolios listed above may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                OTHER INFORMATION


CAPITALIZATION
     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, an open-end management investment company and currently consists of 28 Portfolios. Three Portfolios are discussed in this Statement of Additional Information and accompanying prospectus. Twenty-five additional operational portfolios and one non-operational portfolio are described in separate prospectuses and statements of additional information. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders, the Separate Accounts. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. All of the Portfolios discussed in this Statement of Additional Information are diversified with the exception of the Special Situations Portfolio.


     On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that change, the name of the Trust was The Specialty Managers Trust.

VOTING RIGHTS
     Shareholders of the Portfolio are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

     Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES
     Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board of Trustees and insurance companies whose separate accounts invest in the Trust are required to monitor events in

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

order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board of Trustees will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

     Shares of each Portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES
     Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

EXCHANGES
     Shares of any one Portfolio may be exchanged for shares of any of the other Portfolios described in the Prospectus. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.


     The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in the Liquid Asset Portfolio of the Trust or any successor to such Portfolio.

CUSTODIAN AND OTHER SERVICE PROVIDERS
     The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets. PFPC Inc., a Delaware corporation, located at 103 Bellevue Parkway, Wilmington, DE 19809, provides administrative and portfolio accounting services for all Portfolios.

INDEPENDENT AUDITORS
     Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103 serves as the Trust's independent auditor. The auditor examines financial statements for the Trust and provides other audit, tax and related services.

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

COUNSEL
     Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, NW, Washington, D.C. 20004-2440 serves as counsel to the Trust.


REGISTRATION STATEMENT
     This Statement of Additional Information and the accompanying Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

     The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS
     Audited Financial Statements of the Trust for each annual period ended December 31 are included in the Trust's Annual Report to Shareholders. Financial statements and financial highlights for the Portfolios discussed in this Statement of Additional Information will be included in the Trust's Annual Report for the calendar year ended December 31, 2000. Shareholders also will receive unaudited semi-annual reports describing the Portfolios' investment operations. You can obtain a copy of the Trust's Annual Report dated December 31, 2000 by writing or calling the Distributor at the address or telephone number set forth on the cover of this Statement of Additional Information.

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                     APPENDIX 1: DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

     Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

     Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

     AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

     S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                  DESCRIPTION OF MOODY'S RATINGS OF NOTES AND
                      VARIABLE RATE DEMAND INSTRUMENTS:

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

     MIB 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

                                       A1

           DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

     PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.


                DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE
     AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                       A2

            DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL
                 NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.





               DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS
                       AND TAX-EXEMPT COMMERCIAL PAPER:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."


                                       A3

                         PART C. OTHER INFORMATION

Item 23. Exhibits

    Exhibits

     (a) (1) Amended and Restated Agreement and Declaration of
                 Trust  3/19/96 (1)
         (2) Amendment to the Restated Agreement and Declaration of
                 Trust adding the Managed Global Series  6/10/96 (2)
         (3) Amendment to the Restated Agreement and Declaration of
                 Trust changing the name of the Natural Resources Series
                 to the Hard Assets Series and adding the Mid-Cap
                 Growth Series  1/23/97 (43)
         (4) Amendment to the Restated Agreement and Declaration of
                 Trust redesignating the Global Equity Series as the Managed Global Series; terminating the Mid-Cap Growth Series-added January 23, 1997; adding the Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value + Growth Series, Global Fixed Income Series, Growth Opportunities Series & Developing World Series 1/12/98 (3)
         (5) Amendment to the Restated Agreement and Declaration of
                 Trust adding Large Cap Value Series and the International Equity Series, also to change the names of the Multiple Allocation Series to the Equity Income Series and Value +
                 Growth Series to the Growth Series  2/16/99    (43)
         (6) Amendment to the Restated Agreement and Declaration of
                 Trust changing the name of the Growth & Income Series
                 to the Capital Growth Series  6/30/99  (43)
         (7) Amendment to the Restated Agreement and Declaration of
                 Trust adding the Investors Series, All Cap Series
                 and the Large Cap Growth Series  8/17/99   (43)
         (8) Amendment to the Restated Agreement and Declaration of
                 Trust adding the Diversified Mid-Cap Series, Asset
                 Allocation Growth Series and the Special Situations
                 Series  5/18/00  (45)
         (9) Form of Amendment to the Restated Agreement and Declaration of Trust adding the Internet Tollkeeper Series and changing the name of the Global Fixed Income Series to the Core Bond Series -- filed electronically herewith
     (b)   By-laws (17)

     (c)   Instruments Defining Rights of Security Holders (18)

     (d) (1) (A) Management Agreement for all Series except The
                  Fund For Life (4)
             (B) Addendum to the Management Agreement, Mid-Cap Growth
                  Series, Research Series, Total Return Series, Growth & Income Series, Value + Growth Series, Global Fixed
                  Income Series, Growth Opportunities Series & Developing World Series 1/2/98 (43)
             (C) Addendum to the Management Agreement, adding
                  International Equity Series and the Large Cap
                  Value Series  2/16/99 (43)
             (D) Addendum to the Management Agreement, adding
                  Investors Series, All Cap Series and the
                  Large Cap Growth Series  8/17/99  (43)
             (E) Addendum to the Management Agreement, adding Diversified
                 Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series 5/18/00 (45)
             (F) Addendum to the Management Agreement, adding International
                  Equity Series  11/16/00 (46)
             (G) Form of Addendum to the Management Agreement, adding Internet
                  Tollkeeper Series  -- filed electronically herewith
             (H) Management Agreement for The Fund For Life (19)

         (2)     Portfolio Management Agreements

             (A) Portfolio Management Agreement with T. Rowe
                  Price Associates, Inc. (5)
             (B) Portfolio Management Agreement with ING Investment
                  Management LLC, formerly Equitable Investment
                  Services, Inc. (6)
             (C) Portfolio Management Agreement with Kayne
                  Anderson Investment Management, LLC. (7)
             (D) Addendum to the Kayne Anderson Investment Management, LLC
                  Agreement (43)
             (E) Portfolio Management Agreement with Eagle
                  Asset Management, Inc. (8)
             (F) Portfolio Management Agreement with
                  Massachusetts Financial Services Company (9)
             (G) Portfolio Management Agreement with
                  Baring International Investment Limited (20)
             (H) Portfolio Management Agreement with
                  A I M Capital Management, Inc. (21)
             (I) Portfolio Management Agreement with
                  Janus Capital Corporation  (22)
             (J) Portfolio Management Agreement with
                  Alliance Capital Management L.P. (23)
             (K) Schedule Pages for T. Rowe Price Associates, Inc. (24)
             (L) Portfolio Management Agreement with Salomon Smith
                  Barney Asset Management, Inc. (44)
             (M) Portfolio Management Agreement with Capital Guardian
                  Trust Company (44)
             (N) Form of Portfolio Management Agreement with The Prudential
                  Investment Corporation (44)
             (O) Addendum to the A I M Capital Management, Inc. Agreement (44)
             (P) Addendum to the Baring International Investment Limited
                  Agreement (44)
             (Q) Addendum to the Capital Guardian Trust Company
                  Agreement (44)
             (R) Form of Portfolio Management Agreement with Fidelity
                  Management & Research Company  (45)
             (S) Form of Sub-Advisory Agreement between Fidelity Management
                  & Research Company and Fidelity Investments Money Management, Inc. (45)
             (T) Form of Addendum to the Janus Capital Corporation Agreement(45)
             (U) Form of Portfolio Management Agreement with ING Pilgrim
                  Investments, Inc. (46)
             (V) Form of Portfolio Management Agreement with Goldman Sachs &
                  Company  -- filed electronically herewith
             (W) Form of Portfolio Management Agreement with Pacific Investment
                  Management Company -- filed electronically herewith

       (3)  Administrative Services Agreement for The Fund For Life (25)

       (4)   (A) Administration and Fund Accounting Agreement among the Trust,
                  Directed Services, Inc., and PFPC, Inc. (formerly, First Data Corporation) (26)
             (B) Consent to Transaction signed by Directed Services, Inc. and
                  The GCG Trust dated 9/9/99  (45)

   (e)  Distribution Agreement (10)

   (f)  Not Applicable

   (g) (1)  Custodial Agreement with The Bank of New York (44)

   (h) (1) (A) Transfer Agency and Service Agreement  (27)
           (B) Addendum to the Transfer Agency and Service
                Agreement for The Fund For Life, Zero Target 2002
                Series, and Capital Appreciation Series (12)

       (2) (A) Organizational Agreement for Golden American
                Life Insurance Company (28)
           (B) Assignment Agreement for Organizational Agreement (29)
           (C) Organizational Agreement for The Mutual
                Benefit Life Insurance Company (30)
           (D) Assignment Agreement for Organizational Agreement (31)
           (E) Addendum to Organizational Agreement adding
                Market Manager Series and Value Equity Series (13)
           (F) Addendum to the Organizational Agreement adding the Strategic Equity Series (32)
           (G) Addendum to the Organizational Agreement adding the Small Cap Series (14)
           (H) Addendum to the Organizational Agreement adding
                Managed Global Series (15)
           (I) Addendum to the Organizational Agreement adding
                Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (11)
           (J) Addendum to the Organizational Agreement adding International Equity Series and the Large Cap
                Value Series  2/16/99 (44)
           (K) Addendum to the Organizational Agreement adding
                Investors Series, All Cap Series and the
                Large Cap Growth Series  6/15/99 (44)
           (L) Addendum to the Organizational Agreement adding
                Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series 5/18/00 (45)
           (M) Addendum to the Organizational Agreement adding International Equity Series (46)
           (N) Addendum to the Organizational Agreement adding
                Internet Tollkeeper Series -- filed electronically herewith

       (3) (A) Settlement Agreement for Golden American Life Insurance Company (33)
           (B) Assignment Agreement for Settlement Agreement (16)
           (C) Settlement Agreement for The Mutual Benefit Life Insurance Company (34)
           (D) Assignment Agreement for Settlement Agreement (35)

       (4)  Indemnification Agreement (36)

       (5) (A) Expense Reimbursement Agreement  (37)
           (B) Amendment No. 1 to the Expense Reimbursement Agreement (38)
           (C) Amendment No. 2 to the Expense Reimbursement Agreement (39)
           (D) Amendment No. 3 to the Expense Reimbursement Agreement (40)
           (E) Amendment No. 4 to the Expense Reimbursement Agreement (41)

   (i)  Consent of Sutherland Asbill & Brennan LLP -- to be filed by amendment

   (j)  Not Applicable

   (k)  Not Applicable

   (l)  Initial Capital Agreement (42)

   (m)  Not Applicable

   (n)  Not Applicable

   (o)  Not Applicable

   (p)  Other Exhibits

        (1) Powers of Attorney -- filed electronically herewith

        (2) ING Group affiliate list  (45)

        (3) The GCG Trust Code of Ethics  (45)

        (4) Fidelity Management & Research Company Code of Ethics
            -- filed electronically herewith

        (5) Janus Capital Corporation Code of Ethics (45)

        (6) ING Pilgrim Investments, Inc. Code of Ethics (46)

        (7) Goldman Sachs & Company Code of Ethics -- filed electronically herewith

        (8) Pacific Investment Management Company Code of Ethics -- filed electronically herewith

_________________________________

  (1) Incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 2, 1996, File No. 33-23512.

   (2) Incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

   (3) Incorporated by reference to Exhibit (b)1(c) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

   (4) Incorporated by reference to Exhibit 5(a)(i) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

   (5) Incorporated by reference to Exhibit 5(b)(iv) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

   (6) Incorporated by reference to Exhibit 5(b)(vi) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

   (7) Incorporated by reference to Exhibit 5(b)(ix) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

   (8) Incorporated by reference to Exhibit 5(b)(xi) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

   (9) Incorporated by reference to Exhibit 5(b)(xii) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

  (10)  Incorporated by reference to Exhibit 6 of Post-Effective
        Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

  (11) Incorporated by reference to Exhibit 9(b)(ix) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

  (12) Incorporated by reference to Exhibit 9(a)(ii) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (13) Incorporated by reference to Exhibit 9(b)(v) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (14) Incorporated by reference to Exhibit 9(b)(vii) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.

  (15) Incorporated by reference to Exhibit 9(b)(viii) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

  (16) Incorporated by reference to Exhibit 9(c)(ii) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (17) Incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (18) Incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (19) Incorporated by reference to Exhibit (d)(1)(B) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (20) Incorporated by reference to Exhibit (d)(2)(K) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (21) Incorporated by reference to Exhibit (d)(2)(L) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (22) Incorporated by reference to Exhibit (d)(2)(M) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (23) Incorporated by reference to Exhibit (d)(2)(N) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (24) Incorporated by reference to Exhibit (d)(2)(O) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (25) Incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (26) Incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (27) Incorporated by reference to Exhibit (h)(1)(A) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (28) Incorporated by reference to Exhibit (h)(2)(A) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (29) Incorporated by reference to Exhibit (h)(2)(B) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (30) Incorporated by reference to Exhibit 9(b)(iii) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997 File No. 33-23512.

  (31) Incorporated by reference to Exhibit (h)(2)(D) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (32) Incorporated by reference to Exhibit (h)(2)(F) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (33) Incorporated by reference to Exhibit (h)(3)(A) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (34) Incorporated by reference to Exhibit (h)(3)(C) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (35) Incorporated by reference to Exhibit (h)(3)(D) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (36) Incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (37) Incorporated by reference to Exhibit (h)(5)(A) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (38) Incorporated by reference to Exhibit (h)(5)(B) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (39) Incorporated by reference to Exhibit (h)(5)(C) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (40) Incorporated by reference to Exhibit (h)(5)(D) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (41) Incorporated by reference to Exhibit (h)(5)(E) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (42) Incorporated by reference to Exhibit (l)(1) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (43) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.

  (44) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.

  (45) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.

  (46) Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.


Item 24.  Persons Controlled by or Under Control with Registrant.

        As of the date of this Post-Effective Amendment, a separate account of Security Equity Life Insurance Company; a separate account of Equitable Life Insurance Company of Iowa; Golden American Life Insurance Company and its separate account;
        and First Golden American Life Insurance Company of New York own all of the outstanding shares of the Registrant.

        Security Equity Life Insurance Company, a separate account of Equitable Life Insurance Company of Iowa, Golden American Life Insurance Company and First Golden American Life Insurance Company of New York are required to vote fund shares in accordance with instructions received from owners of variable life insurance and annuity contracts funded by separate accounts of the relevant company.

        The subsidiaries of ING Groep N.V. are incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on
        Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.

Item 25.       Indemnification.

        Reference is made to Article V, Section 5.4 of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

        Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee's serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

        The Trust has a management agreement with Directed Services Inc. ("DSI"), and The Trust and DSI have various portfolio management agreements with the portfolio managers (the "Agreements"). Generally, the Trust will indemnify DSI and the portfolio managers under the Agreements for acts and omissions by DSI and/or the portfolio managers. Also, DSI will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSI nor the portfolio managers are indemnified for acts or omissions where DSI and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 26.  Business and Other Connections of Investment Adviser.

                             Directed Services, Inc.

        The Manager of all Series of the Trust is Directed Services, Inc. ("DSI"). The directors and officers of the Manager have, during the past two fiscal years, had substantial affiliations with Golden American Life Insurance Company ("Golden American") and Equitable of Iowa Companies ("EIC") and its affiliates. Unless otherwise indicated below all officers of DSI have a principal business address of 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. Most directors of DSI are employees of either EIC or one of its affiliates and each serves as a director of some or all of EIC's subsidiaries. In addition to DSI and Golden American, EIC's subsidiaries are Equitable Life Insurance Company of Iowa ("Equitable Life"), Equitable American Insurance Company ("Equitable American") USG Annuity & Life Company ("USG") and Locust Street Securities. EIC's principal business address 909 Locust Street, Des Moines, Iowa 50306.

Name                          Position With Adviser              Other Affiliations

Myles R. Tashman              Director, Executive Vice           Director, Executive Vice President, General
                                President, Secretary and         Counsel, and Secretary of Golden American
                                General Counsel                  Life Insurance Company, Inc. and First
                                                                 Golden American Insurance Company of New
                                                                 York, and Secretary, The GCG Trust.

James R. McInnis              President                          Executive Vice President of Golden
                                                                 American Life Insurance Company and
                                                                 First Golden American Life Insurance
                                                                 Company of New York.

Barnett Chernow               Director and                       President of Golden American
                                Executive Vice President         Life Insurance Company and  First Golden
                                                                 American Life Insurance Company of New
                                                                 York; Vice President of Equitable Life
                                                                 Insurance Company of Iowa and USG
                                                                 Annuity & Life Company; and President,
                                                                 Chairmand and Trustee of The GCG Trust.

Stephen J. Preston            Executive Vice President           Executive Vice President and Chief Actuary
                                                                 Golden American Life Insurance Company,
                                                                 Inc. and First Golden American Life
                                                                 Insurance Company of New York

David S. Pendergrass          Treasurer                          Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390



David L. Jacobson             Senior Vice President              Senior Vice President and Assistant
                                                                 Secretary of Golden American Life Insurance
                                                                 Company, Inc. and First Golden American
                                                                 Life Insurance Company of New York



                    T. Rowe Price Associates, Inc.

For information regarding T. Rowe Price Associates, Inc., reference is made to Form ADV of T. Rowe Price Associates, Inc., SEC File No. 801-00856, which is incorporated by reference.


                Kayne Anderson Rudnick Investment Management, LLC

For information regarding Kayne Anderson Rudnick Investment Management, LLC, reference is made to Form ADV of Kayne Anderson Rudnick Investment Management, LLC, SEC File No. 801-24241, which is incorporated by reference.

                      Eagle Asset Management, Inc.

For information regarding Eagle Asset Management, Inc., reference is made to Form ADV of Eagle Asset Management, Inc., SEC File No. 801-21343, which is incorporated by reference.

                      EII Realty Securities, Inc.

For information regarding EII Realty Securities, Inc., reference is made to Form ADV of EII Realty Securities, Inc., SEC File No. 801-44099, which is incorporated herein by reference.

                     A I M Capital Management, Inc.

For information regarding A I M Capital Management, Inc., reference is made to Form ADV of A I M Capital Management, Inc., SEC File No. 801-15211, which is incorporated by refereence.

                     ING Investment Management, LLC

For information regarding ING Investment Management, LLC, reference is made to Form ADV of ING Investment Management, LLC, SEC File No. 801-15160, which is incorporated by reference.

               Baring International Investment Limited

For information regarding Baring International Investment Limited, reference is made to Form ADV of Baring International Investment Limited, SEC File No. 801-15160, which is incorporated by reference.

                 Massachusetts Financial Services Company

For information regarding Massachusetts Financial Services Company, reference is made to Form ADV of Massachusetts Financial Services Company, SEC File No. 801-15160, which is incorporated by reference.

                    Janus Capital Corporation

For information regarding Janus Capital Corporation reference is made to Form ADV of Janus Capital Corporation, SEC File No. 801-13991, which is incorporated by reference.

                    Alliance Capital Management L.P.

For information regarding Alliance Capital Management L.P. reference is made to Form ADV of Alliance Capital Management L.P., SEC File No. 801-32361, which is incorporated by reference.


                  Salomon Smith Barney Asset Management Inc

For information regarding Salomon Smith Barney Asset Management Inc, reference is made to Form ADV of Salomon Smith Barney Asset Management Inc, SEC File No. 801-32046, which is incorporated by reference.


                  The Prudential Investment Corporation

For information regarding The Prudential Investment Corporation reference is made to Form ADV of The Prudential Investment Corporation SEC File
No. 801-22808, which is incorporated by reference.

                       Capital Guardian Trust Company

The information as to the directors and officers of Capital Guardian Trust company is set forth below. to the knowledge of the Trust, none of the directors or officers of Capital Guardian is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except as set forth below.

These persons may be contacted c/o Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, California 90071.

[NEW LIST TO BE FILED BY AMENDMENT]

                  Fidelity Management & Research Company

For information regarding Fidelity Management & Research Company reference is made to Form ADV of Fidelity Investment Management SEC File No. 801-7884, which is incorporated by reference.

                  ING Pilgrim Investments, Inc.

For information regarding ING Pilgrim Investments, Inc. reference is made to Form ADV of ING Pilgrim Investment, Inc. SEC File No. 801-48282, which is incorporated by reference.

                  Pacific Investment Managment Company LLC

For information regarding Pacific Investment Managment Company LLC reference is made to Form ADV of Pacific Investment Managment Company LLC SEC File No. 801-48187 which is incorporated by reference.

                  Goldman Sachs & Company

For information regarding Goldman Sachs & Company reference is made to Form ADV of Goldman Sachs & Company SEC File No. 801-16048, which is incorporated by reference.

Item 27.       Principal Underwriters.

     (a)  Directed Services, Inc. serves as Distributor of Shares of The GCG
          Trust.

     (b) The following officers of Directed Services, Inc. hold positions with the registrant: Barnett Chernow, Vice President, and Myles
          R. Tashman, Secretary.

NAME and PRINCIPAL            POSITIONS and OFFICES              POSITIONS and OFFICES
BUSINESS ADDRESS              with UNDERWRITER                   with FUND

Barnett Chernow               Director and Executive             President, Chairman and
Golden American Life            Vice President                    Trustee
Insurance Co.
1475 Dunwoody Drive
West Chester, PA 19380

Myles R. Tashman              Director, Executive Vice           Secretary
Golden American Life          President, Secretary and
Insurance Co.                   General Counsel
1475 Dunwoody Drive
West Chester, PA 19380


     (c)    Not Applicable (Underwriter Receives No Compensation)

Item 28.  Location of Accounts and Records.

        The Trust maintains its books of account for each Series as required by Section 31(a) of the 1940 Act and rules thereunder at its principal office at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478. The Trust's books of account are also kept at the offices of PFPC Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903.

Item 29.   Management Services.

        There are no management-related service contracts not discussed in Part A or Part B.

                                          SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A (File No. 33-23512) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of West Chester, and the Commonwealth of Pennsylvania, on February
12, 2001.


                                            THE GCG TRUST
                                            (Registrant)



                                            --------------------------
                                            Barnett Chernow*
                                            President
*By:  /s/Carolyn Mead
      ---------------------
      Carolyn Mead
      as Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A (File No. 33-23512) has been duly signed below by the following persons on behalf of The GCG Trust in the capacity indicated on February 12, 2001.


Signature                                      Title

                                               Chairman, President and
                                               Trustee
----------------------
Barnett Chernow*

                                               Trustee
----------------------
John R. Barmeyer*

                                               Trustee
----------------------
J. Michael Earley*

                                               Trustee
----------------------
R. Barbara Gitenstein*

                                               Trustee
----------------------
Robert A. Grayson*

                                               Trustee
----------------------
Elizabeth J. Newell*

                                               Trustee
----------------------
Stanley B. Seidler*

                                               Trustee
----------------------
Roger B. Vincent*


*By:           /s/ Carolyn Mead
               -----------------------
               Carolyn Mead
               as Attorney-in-Fact

            EXHIBIT INDEX


Number     Exhibit Name                                              Exhibit
------     ------------                                              -------
(a)(9)     Form of Amendment to the Restated Agreement
           Declaration of Trust                                      EX99.a9

(d)(1)(G)  Form of Addendum to the Management Agreement,
           adding Internet Tollkeeper Series                         EX99.d1g

(d)(2)(V)  Form of Portfolio Management Agreement with
           Goldman Sachs & Company                                   EX99.d2v

(d)(2)(W)  Form of Portfolio Management Agreement with Pacific
           Investment Management Company                             EX99.d2w

(h)(2)(N)  Addendum to the Organizational Agreement adding
           Internet Tollkeeper Series                                EX99.h2n

(p)(1)     Powers of Attorney                                        EX99.p1

(p)(4)     Fidelity Managment & Research Company Code of Ethics      EX99.p4

(p)(7)     Goldman Sachs & Company Code of Ethics                    EX99.p7

(p)(8)     Pacific Investment Management Company Code of Ethics      EX99.p8